Registration Nos. 033-10992/811-4998

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933/X/

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PostEffective Amendment No. 18/X/
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and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940/X/

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Amendment No. 22/X/
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T. Rowe Price Spectrum Fund, Inc.

Exact Name of Registrant as Specified in Charter

100 East Pratt Street, Baltimore, Maryland 21202

Address of Principal Executive Offices

4103452000

Registrant's Telephone Number, Including Area Code

Henry H. Hopkins

100 East Pratt Street, Baltimore, Maryland 21202

Name and Address of Agent for Service

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Approximate Date of Proposed Public Offering May 1, 2003
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It is proposed that this filing will become effective (check appropriate box):

/ /Immediately upon filing pursuant to paragraph (b)

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/X/On May 1, 2003, pursuant to paragraph (b)
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/ /60 days after filing pursuant to paragraph (a)(1)

/ /On (date), pursuant to paragraph (a)(1)

/ /75 days after filing pursuant to paragraph (a)(2)

/ /On (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/ /This posteffective amendment designates a new effective date for a previously filed posteffective amendment.

Prospectus

May 1, 2003

T. Rowe Price

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Spectrum Growth Fund
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Spectrum Income Fund
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Spectrum International Fund
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Three broadly diversified growth, income, and international funds that invest in other T. Rowe Price funds.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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1	About the Funds
	Objective, Strategy, Risks, and Expenses	1
	Other Information About the Funds	7

2	Information About Accounts in T. Rowe Price Funds
	Pricing Shares and Receiving Sale Proceeds	9
	Useful Information on Distributions and Taxes	12
	Transaction Procedures and Special Requirements	18
	Account Maintenance and Small Account Fees	20

3	More About the Funds
	Organization and Management	21
	Understanding Performance Information	24
	Special Risks and Considerations	25
	Description of Underlying Funds	26
	Investment Policies of the Spectrum Funds	28
	Investment Policies and Practices of the Underlying Funds	29
	Financial Highlights	29

4	Investing With T. Rowe Price
	Account Requirements and Transaction Information	33
	Opening a New Account	34
	Purchasing Additional Shares	35
	Exchanging and Redeeming Shares	36
	Rights Reserved by the Funds	38
	Information About Your Services	39
	T. Rowe Price Brokerage	41
	Investment Information	42
	T. Rowe Price Privacy Policy	44
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T. Rowe Price Spectrum Fund, Inc.

Spectrum Growth Fund

Spectrum Income Fund

Spectrum International Fund

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 Founded in 1937 by the late Thomas Rowe Price, Jr., T. Rowe Price Associates, Inc., and its affiliates managed $140.6 billion for more than eight million individual and institutional investor accounts as of December 31, 2002.
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The Spectrum International Fund is managed by T. Rowe Price International, Inc., which managed over $18.0 billion as of December 31, 2002, through its offices in Baltimore, London, Tokyo, Singapore, Hong Kong, Buenos Aires, and Paris.
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 Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

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objective, strategy, risks, and expenses

What is each fund`s objective?

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Income Fund seeks a high level of current income with moderate share price fluctuation.
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Growth Fund seeks long-term capital appreciation and growth of income, with current income a secondary objective.
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International Fund seeks long-term capital appreciation.
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What is each fund`s principal investment strategy?

Each fund can diversify its assets widely among a set of T. Rowe Price mutual funds representing specific market segments. Each Spectrum Fund seeks to maintain broad exposure to several markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular market segments.

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Income Fund may invest in domestic and international bond funds, a money market fund, and an income-oriented stock fund.
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Growth Fund may invest in domestic and international equity funds and a money market fund.
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International Fund may invest in developed and emerging market equity funds, international bond funds, and a money market fund.
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Within the ranges shown in the next table, managers decide how much of each fund`s assets to allocate to underlying fund investments based on their outlook for, and on the relative valuations of, the underlying funds and the various markets in which they invest.

Each fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Table 1  Asset Allocation Ranges for Underlying Funds
Income Fund	Investment Range	Growth Fund	Investment Range	International Fund	Investment Range
Emerging Markets Bond	0—10%	Blue Chip Growth	5—20%	Emerging Europe & Mediterranean	0—15%
Equity Income	10—25	Equity Income	7.5—22.5	Emerging Markets Bond	0—15
GNMA	5—20	Growth & Income	7.5—22.5	Emerging Markets Stock	0—20
High Yield	10—25	Growth Stock	5—20	European Stock	0—30
International Bond	5—20	International Stock	10—25	International Bond	0—20
New Income	15—30	Mid-Cap Value	0—15	International Discovery	0—20
Short-Term Bond	0—15	New Era	0—15	International Stock	35—65
Summit Cash Reserves	0—25	New Horizons	10—25	Japan	0—30
U.S. Treasury Long-Term	0—15	Summit Cash Reserves	0—25	Latin America	0—15
				New Asia	0—20
				Summit Cash Reserves	0—25
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For details about each fund`s investment program, please see the Investment Policies and Practices section.

What are the main risks of investing in the funds?

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Each Spectrum Fund`s broad diversification is designed to cushion severe losses in any one investment sector and moderate the fund`s overall price swings. However, the funds` share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. The Income Fund should experience lower price volatility than the equity-focused funds. Each fund carries some particular risk considerations:
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Income Fund
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This fund`s share price will typically move in the opposite direction of U.S. interest rates, so a rise in rates, or interest rate risk, represents the most important source of risk. Interest rate risk will increase to the extent the fund invests in underlying funds with longer maturity bonds. There is also exposure to credit risk: corporate bond holdings in the underlying funds may have their credit ratings downgraded or they may default. Such events could reduce the fund`s share price and income level. Credit risk for the fund increases to the extent it invests in high-yield ("junk") bonds, primarily through the High Yield Fund. The fund is exposed to the risks of international investing to the extent it invests overseas, primarily through the International Bond Fund. For example, weakening foreign currencies versus the U.S. dollar would typically reduce returns from bonds denominated in other currencies. In addition, emerging market bonds are subject to the special political and economic risks of these newly industrialized countries. To the extent that Income Fund invests in stocks through the Equity Income Fund, its share price would be hurt by stock market declines.
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Growth Fund
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As with all equity funds, this fund`s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for a particular underlying fund or the industries or companies in which they invest may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of the growth potential of underlying funds held by the fund may prove incorrect, resulting in losses or poor performance even in a rising market.

In addition to the general stock market risks assumed by the funds held in this portfolio, certain underlying holdings carry additional risks. The fund`s investments in small companies, primarily through the New Horizons Fund, may experience greater price swings than its investments in funds holding larger stocks. To the extent the fund invests in foreign securities, primarily through the International Stock Fund, it is also subject to the risk that it may lose value due to declining foreign currencies or adverse political or economic events overseas.

Equity investors should have a long-term investment horizon and be willing to wait out bear markets.

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International Fund
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This fund is subject to the general stock and bond market risks noted previously. Because it can invest only up to 35% of assets in foreign bond funds, its performance will primarily be influenced by stock fund risks. Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. These risks include fluctuations in foreign exchange rates that can significantly increase or decrease the dollar value of a foreign investment, boosting or offsetting its local market return. For example, weakening foreign currencies versus the U.S. dollar would typically lower returns for U.S. investors. Investing in foreign markets may also involve higher costs and lower liquidity. Government interference in capital markets, such as capital or currency controls, nationalization of companies or industries, expropriation of assets, or imposition of punitive taxes would have an adverse effect on the fund.
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To the extent the fund has investments in emerging market countries, primarily through the Emerging Markets Stock, Latin America, or New Asia Funds, it will be more subject to abrupt and severe price declines. Many of the economic and political structures of these countries do not compare favorably with the U.S. in terms of wealth and stability, and their financial markets lack liquidity. Therefore, investments in these countries are much riskier than investments in mature markets.
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As with any mutual fund, there can be no guarantee the funds will achieve their objectives.
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Each fund`s share price may decline, so when you sell your shares, you may lose money.

How can I tell which fund is most appropriate for me?

Consider your investment goals, your time horizon for achieving them, and your tolerance for risk.

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If you would like a one-stop approach to broad diversification and can accept the possibility of moderate share price declines in an effort to achieve relatively high income, Income Fund could be an appropriate part of your overall investment strategy.
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If you would like a one-stop approach to broad diversification and can accept the possibility of share price declines in an effort to achieve long-term capital appreciation and some current income, Growth Fund could be an appropriate part of your overall investment strategy.
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If you would like a one-stop approach to broad international diversification and can accept the possibility of significant share price declines in an effort to achieve long-term capital appreciation, International Fund could be an appropriate part of your overall investment strategy.
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The fund or funds you select should not necessarily represent your complete investment program or be used for short-term trading purposes.

Each fund can be used in both regular and tax-deferred accounts, such as IRAs.

How has each fund performed in the past?

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The bar charts showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. Fund past returns (before and after taxes) are not necessarily an indication of future performance.
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The funds can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total return table shows hypothetical after-tax returns to suggest how taxes paid by the shareholder may influence returns. Actual after-tax returns depend on each investor`s situation and may differ from those shown. After-tax returns are not relevant if the shares are held in a tax-deferred account, such as a 401(k) or IRA. During periods of fund losses, the post-liquidation after-tax return may exceed the fund`s other returns because the loss generates a tax benefit that is factored into the result.

Table 2  Average Annual Total Returns
	Periods ended December 31, 2002
	1 year	5 years	Shorter of 10 years or since inception	Inception date
Income Fund
Returns before taxes	6.86%	5.10%	7.38%	6/29/90
Returns after taxes on distributions	4.77	2.59	4.57
Returns after taxes on distributions and sale of fund shares	4.16	2.85	4.57
Lehman Brothers U.S. Aggregate Index	10.26	7.55	7.51
Lipper General Bond Funds Average	6.26	4.96	6.67
Growth Fund
Returns before taxes	-19.83	0.37	8.68	6/29/90
Returns after taxes on distributions	-20.15	-1.37	6.43
Returns after taxes on distributions and sale of fund shares	-12.08	0.24	6.67
S&P 500 Stock Index	-22.10	-0.59	9.34
Lipper Multi-Cap Core Funds Index	-21.74	-0.66	8.04
International Fund
Returns before taxes	-16.61	-2.21	-1.45	12/31/96
Returns after taxes on distributions	-16.96	-3.80	-3.03
Returns after taxes on distributions and sale of fund shares	-10.20	-1.81	-1.27
Combined Index (90% MSCI EAFE/10% J.P. Morgan Non-U.S. Dollar Government Bond Index)	-12.26	-1.73	-1.19
Lipper International Funds Average	-16.67	-2.63	-1.31
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Returns are based on changes in principal value, reinvested dividends, and capital gain distributions, if any. Returns before taxes do not reflect effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax and capital gains rates. They do not reflect the impact of state and local taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of fund shares assume the shares were sold at period-end and, therefore, are also adjusted for any capital gains or losses incurred by the shareholder. Market indexes do not include expenses, which are deducted from fund returns, or taxes.
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Lehman Brothers U.S. Aggregate Index tracks investment-grade corporate and government bonds.

S&P 500 Stock Index tracks the stocks of 500 U.S. companies.

MSCI EAFE Index tracks the stocks of about 1,000 companies in Europe, Australasia, and the Far East (EAFE).

J.P. Morgan Non-U.S. Dollar Government Bond Index Plus tracks government bonds in 19 international markets, as well as the EMBI Plus, which tracks 17 more countries.

What fees or expenses will I pay?

The funds are 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b1 fees. While the funds themselves impose no fees or charges, they will indirectly bear their pro-rata share of the expenses of the underlying funds. The following table provides a range of average weighted expense ratios for each fund. A range is given instead of a single number because the pro-rata share of expenses fluctuates along with changes in the average assets in each of the underlying funds.

Table 3  Range of Average Weighted Expense Ratios as of December 31, 2002
Income Fund	Growth Fund	International Fund

0.65% to 0.85%	0.73% to 0.92%	0.83% to 1.36%
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Example.  The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in these funds with that of other mutual funds. Although your actual costs may be higher or lower, the table uses the weighted average expense ratios of the underlying funds to show the expenses you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, and hold the investment for the following periods and then redeem:
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Fund	1 year	3 years	5 years	10 years
Income Fund	$82	$255	$444	$990
Growth Fund	90	281	488	1,084
International Fund	114	356	617	1,363
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other INFORMATION about the funds

What are the funds` potential rewards?

The Spectrum Funds offer a professionally managed allocation of assets among a broad range of underlying funds. Because they invest in a variety of underlying funds, each Spectrum Fund`s performance could benefit from diversification.

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While there is no guarantee, the theory of diversification holds that investors can reduce their overall risk by spreading assets among a variety of investments. Each type of investment follows a cycle of its own and responds differently to changes in the economy and the marketplace. A decline in one investment can be balanced by returns in other investments that are stable or rising. Therefore, a major benefit of the Spectrum Funds is the potential for attractive long-term returns with reduced volatility.
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For example, Income Fund invests in funds holding high-quality domestic and foreign bonds, high-yield bonds, short- and long-term securities, and dividend-paying stocks.
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Growth Fund invests in funds holding domestic and foreign stocks, small- and large-cap stocks, and growth and value stocks.
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International Fund invests in stock and, to a lesser degree, bond funds, which, in turn, have holdings in many different foreign countries, industrialized as well as emerging markets, and in both large and small companies.
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What are the characteristics of the underlying Price funds?

A description of the underlying funds is included in Section 3.

Is there other information I can review before making a decision?

Be sure to read Special Risks and Considerations, Description of Underlying Funds, Investment Policies of the Spectrum Funds, and Investment Policies and Practices of Underlying Funds in Section 3 for further discussion of the funds` policies.

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With one quick sign-up, you can take advantage of our Electronic Delivery program and begin to receive updated fund reports and prospectuses online rather than through the mail. Log on to your account at troweprice.com for more information today.
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2As a T. Rowe Price shareholder, you will want to know about the following policies and procedures that apply to all accounts in the T. Rowe Price family of stock, bond, and money market funds.
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Pricing Shares and Receiving Sale Proceeds
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How and when shares are priced

The share price (also called "net asset value" or NAV per share) for all funds except the Japan Fund is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, each day that the exchange is open for business. (See the following section for information on the Japan Fund.) To calculate the NAV, a fund`s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Market values are used to price stocks and bonds. Amortized cost is used to price securities held by money market funds.

The securities of funds investing in foreign markets are usually valued on the basis of the most recent closing market prices at 4 p.m. ET. Most foreign markets close before that time. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. Normally, developments that could affect the values of portfolio securities that occur between the close of the foreign market and 4 p.m. ET will not be reflected in a fund NAV. However, if a fund determines that such developments are so significant that they will, in its judgment, clearly and materially affect the value of the fund`s securities, the fund may adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. A fund may fair value securities in other situations, for example, when a particular foreign market is closed but the fund is open.

The various ways you can buy, sell, and exchange shares are explained at the end of this prospectus and on the New Account Form. These procedures may differ for institutional and employer-sponsored retirement accounts.

How your purchase, sale, or exchange price is determined

If we receive your request in correct form by 4 p.m. ET, your transaction will be priced at that day`s NAV. If we receive it after 4 p.m., it will be priced at the next business day`s NAV.

We cannot accept orders that request a particular day or price for your transaction or any other special conditions.

Fund shares may be purchased through various third-party intermediaries including banks, brokers, and investment advisers. Where authorized by a fund, orders will be priced at the NAV next computed after receipt by the intermediary. Consult your intermediary to determine when your orders will be priced. The intermediary may charge a fee for its services.

Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.

Japan Fund: Pricing and Transactions

The Japan Fund`s share price is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, when both it and the Tokyo Stock Exchange are open. The fund will not price shares or process orders on any day when either the New York or Tokyo Stock Exchange is closed. Orders received on such days will be processed the next day the fund computes an NAV. As such, you may experience a delay in purchasing or redeeming fund shares. Exchanges: If you wish to exchange into the Japan Fund on a day the New York Stock Exchange is open but the Tokyo Stock Exchange is closed, the exchange out of the other T. Rowe Price fund will be processed on that day, but Japan Fund shares will not be purchased until the day the Japan Fund reopens. If you wish to exchange out of the Japan Fund on a day when the New York Stock Exchange is open but the Tokyo Stock Exchange is closed, the exchange will be delayed until the Japan Fund reopens.

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The Tokyo Stock Exchange is scheduled to be closed on the following weekdays: In 2003—January 1, 2, 3, and 13; February 11; March 21; April 29; May 3 and 5; July 21; September 15 and 23; October 13; November 4 and 24; December 23 and 31. In 2004—January 1, 2, 3, 4, and 12; February 11; March 20; April 29; May 3, 4, and 5; July 19; September 20 and 23; October 11; November 3 and 23; December 23 and 31. If the Tokyo Stock Exchange closes on dates not listed, the fund will not be priced on those dates.
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How you can receive the proceeds from a sale

When filling out the New Account Form, you may wish to give yourself the widest range of options for receiving proceeds from a sale.

If your request is received by 4 p.m. ET in correct form, proceeds are usually sent on the next business day. Proceeds can be sent to you by mail or to your bank account by Automated Clearing House (ACH) transfer or bank wire. ACH is an automated method of initiating payments from, and receiving payments in, your financial institution account. Proceeds sent by ACH transfer are usually credited the second business day after the sale. Proceeds sent by bank wire should be credited to your account the first business day after the sale.

Exception:  Under certain circumstances and when deemed to be in a fund`s best interest, your proceeds may not be sent for up to seven calendar days after we receive your redemption request.

If for some reason we cannot accept your request to sell shares, we will contact you.

Contingent Redemption Fee

Short-term "market timers" who engage in frequent purchases and redemptions can disrupt a fund`s investment program and create additional transaction costs. For these reasons, certain T. Rowe Price funds, listed below, assess a fee on redemptions (including exchanges) of fund shares held for less than the period shown:
Fund	Holding period	Redemption fee
Diversified Small-Cap Growth	6 months	1.00%
Developing Technologies	1 year	1.00%
Emerging Europe & Mediterranean	1 year	2.00%
Emerging Markets Stock	1 year	2.00%
Equity Index 500	6 months	0.50%
Extended Equity Market Index	6 months	0.50%
High Yield	1 year	1.00%
International Discovery	1 year	2.00%
International Equity Index	6 months	1.00%
Latin America	1 year	2.00%
Real Estate	6 months	1.00%
Small-Cap Value	1 year	1.00%
Tax-Efficient Balanced	1 year	1.00%
Tax-Efficient Growth	2 years	1.00%
Tax-Efficient Multi-Cap Growth	2 years	1.00%
Total Equity Market Index	6 months	0.50%
U.S. Bond Index	6 months	0.50%

Redemption fees are paid to a fund to help offset transaction costs and to protect its long-term shareholders. The "first-in, first-out" (FIFO) method is used to determine the holding period. Under this method, the date of the redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is less than the designated holding period, the fee will be charged.

In determining a holding period, the fund will use the anniversary date of a transaction. Thus, for a one-year period, shares purchased on January 1 will be subject to the fee if they are redeemed on or prior to the following December 31. If they are redeemed on or after January 1 of the following year, they will not be subject to the fee.

The fee does not apply to any shares purchased through reinvested distributions (dividends and capital gains), shares held in retirement plans, such as 401(k), 403(b), 457, Keogh, profit sharing, SIMPLE IRA, SEP-IRA, and money purchase pension accounts, or to shares redeemed through designated systematic withdrawal plans. The fee does apply to all other types of accounts including IRAs. The fee may also apply to shares in retirement plans held in broker omnibus accounts.

Useful Information on Distributions and Taxes

All net investment income and realized capital gains are distributed to shareholders.

Dividends and Other Distributions

Dividend and capital gain distributions are reinvested in additional fund shares in your account unless you select another option on your New Account Form. Reinvesting distributions results in compounding, that is, receiving income dividends and capital gain distributions on a rising number of shares.

Distributions not reinvested are paid by check or transmitted to your bank account via ACH. If the Post Office cannot deliver your check, or if your check remains uncashed for six months, the fund reserves the right to reinvest your distribution check in your account at the NAV on the day of the reinvestment and to reinvest all subsequent distributions in shares of the fund. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

The following chart provides details on dividend payments.

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Table 4  Dividend Payment Schedule
Fund	Dividends
Money market funds	Declared daily to shareholders of record as of 12 noon ET on that day. Purchases made after 12 noon ET receive the dividend on the next business day after payment has been received.Paid on the first business day of each month.

Bond funds*	Declared daily to shareholders of record as of 4 p.m. ET the previous business day. Purchases made after 4 p.m. ET receive the dividend on the next business day after payment has been received.Paid on the first business day of each month.

These stock funds only:*BalancedDividend GrowthEquity IncomeEquity Index 500Growth & IncomePersonal Strategy BalancedPersonal Strategy IncomeReal Estate	Declared quarterly, if any, in March, June, September, and December.Must be a shareholder of record as of 4 p.m. ET on the record date.
Other stock funds*	Declared annually, if any, generally in December.Must be a shareholder of record as of 4 p.m. ET on the record date.
Retirement Funds*:Retirement IncomeRetirement 2010Retirement 2020Retirement 2030Retirement 2040	Declared daily to shareholders of record as of 4 p.m. ET the previous business day. Purchases made after 4 p.m. ET receive the dividend on the next business day after payment has been received.Paid on the first business day of each month.Declared annually, if any, generally in December.Must be a shareholder of record as of 4 p.m. ET on the record date.

Tax-Efficient Balanced*	Municipal PortionDeclared daily to shareholders of record as of 4 p.m. ET the previous business day. Purchases made after 4 p.m. ET receive the dividend on the next business day after payment has been received. Paid on the last business day of March, June, September, and December.Equity PortionDeclared annually, if any, generally in December.Must be a shareholder of record as of 4 p.m. ET on the record date.

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*Mutual fund dividends may be eligible for the 70% deduction for dividends received by corporations to the extent the fund`s income consists of dividends paid by U.S. corporations.
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Bond or money fund shares will earn dividends through the date of redemption; also, shares redeemed on a Friday or prior to a holiday (other than wire redemptions for money funds received before 12 noon ET) will continue to earn dividends until the next business day. Generally, if you redeem all of your bond or money fund shares at any time during the month, you will also receive all dividends earned through the date of redemption in the same check. When you redeem only a portion of your bond or money fund shares, all dividends accrued on those shares will be reinvested, or paid in cash, on the next dividend payment date.

Capital gain payments

If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is paid the following year.

Capital gain payments are not expected in money market funds, which are managed to maintain a constant share price.

A capital gain or loss is the difference between the purchase and sale price of a security.

Tax Information

You will be sent timely information for your tax filing needs.

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If you invest in the fund through a tax-deferred retirement account, you will not be subject to tax on dividends and distributions from the fund or the sale of fund shares if those amounts remain in the tax-deferred account.
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If you invest in the fund through a taxable account, you need to be aware of the possible tax consequences when:
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You sell fund shares, including an exchange from one fund to another.

A fund makes a distribution to your account.

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Tax-Free and Municipal Funds
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The regular monthly income dividends you receive from the tax-free funds are expected to be exempt from federal income taxes. You must report your total tax-exempt income on IRS Form 1040. The IRS uses this information to help determine the tax status of any Social Security payments you may have received during the year. For shareholders who receive Social Security benefits, the receipt of tax-exempt interest may increase the portion of benefits that are subject to tax.
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For the state specific tax-free funds, the monthly dividends you receive are also expected to be exempt from state and local income tax, if any.
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If the tax-free funds invest in certain "private activity" bonds, shareholders who are subject to the alternative minimum tax (AMT) must include income generated by these bonds in their AMT computation. The portion of this fund`s income that should be included in your AMT calculation, if any, will be reported to you in January.
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Florida Intermediate Tax-Free Fund
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Although Florida does not have a state income tax, it does impose an intangibles property tax that applies to shares of mutual funds. However, a fund that is organized as a business trust and invested at least 90% in Florida municipal obligations, U.S. government obligations, and certain other designated securities on January 1 is exempt from the intangibles tax. If a fund`s portfolio is less than 90% invested in these exempt securities on January 1, the exemption applies only to the portion of assets (if any) invested in U.S. government obligations.
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The fund is organized as a business trust and will make every effort to have at least 90% of its portfolio invested in exempt securities on January 1 and, therefore, expects that the entire value of all fund shares will be exempt from the intangibles tax. Nevertheless, exemption is not guaranteed, since the fund has the right under certain conditions to invest in nonexempt securities.
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Tax-Efficient Balanced Fund
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A significant portion of the fund`s dividend is expected to be exempt from federal income taxes.
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Taxes on fund redemptions

When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another is also a sale for tax purposes.

In January, you will be sent Form 1099-B indicating the date and amount of each sale you made in the fund during the prior year. This information will also be reported to the IRS. For most new accounts or those opened by exchange in 1984 or later, we will provide the gain or loss on the shares you sold during the year based on the "average cost" single category method. This information is not reported to the IRS, and you do not have to use it. You may calculate the cost basis using other methods acceptable to the IRS, such as "specific identification."

To help you maintain accurate records, we send you a confirmation promptly following each transaction you make (except for systematic purchases and redemptions) and a year-end statement detailing all your transactions in each fund account during the year.

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Taxes on fund distributions
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In January, you will be sent Form 1099-DIV indicating the tax status of any dividend and capital gain distributions made to you. This information will also be reported to the IRS. Distributions are generally taxable to you in the year in which they are paid. You will be sent any additional information you need to determine your taxes on fund distributions, such as the portion of your dividends, if any, that may be exempt from state income taxes. Dividends on tax-free funds are expected to be tax-exempt.
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The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held shares in the fund. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income and long-term gains on securities held more than 12 months are taxed at a maximum rate of 20%. If you realized a loss on the sale or exchange of fund shares that you held six months or less, your short-term loss must be reclassified to a long-term loss to the extent of any long-term capital gain distribution received during the period you held the shares. If you realize a loss on the sale or exchange of tax-free fund shares held six months or less, your capital loss is reduced by the tax-exempt dividends received on those shares. Gains and losses from the sale of foreign currencies and the foreign currency gain or loss resulting from the sale of a foreign debt security can increase or decrease an ordinary income dividend. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as a return of capital.
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If the fund qualifies and elects to pass through nonrefundable foreign taxes paid to foreign governments during the year, your portion of such taxes will be reported to you as taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for those amounts. There can be no assurance that a fund will be able to meet the requirements to pass through foreign income taxes paid.

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Inflation Protected Bond Fund
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Inflation adjustments on Treasury inflation-protected securities exceeding deflation adjustments for a year will be distributed to you as a short-term capital gain. In computing the amount of the distribution, the fund cannot reduce inflation adjustments by short- or long-term losses from the sales of securities. Net deflation adjustments for a year may result in all or a portion of dividends paid earlier in the year to be treated as a return of capital.
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Retirement Funds
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Distributions by the underlying funds and changes in asset allocations may result in taxable distributions of ordinary income or capital gains. Under current law, it is anticipated that the automatic conversion of a portfolio into the Retirement Income Fund will not be a taxable event.
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Tax-Free and Municipal Funds and Tax-Efficient Balanced Fund
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Gains and losses realized on the sale of market discount bonds with maturities beyond one year may be treated as ordinary income and cannot be offset by other capital losses. Therefore, to the extent a fund invests in these securities, the likelihood of a taxable gain distribution will be increased.
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Tax-Efficient Balanced Fund
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The Tax-Efficient Balanced Fund intends to invest a sufficient portion of its assets in municipal bonds and notes so that it will qualify to pay tax-exempt dividends. The portion of your income dividend derived from investment in tax-exempt securities will be exempt from federal income tax. A small portion may also be exempt from state income taxes. You will be sent any additional information you need to determine your taxes on fund distributions. The amount of such dividends will be reported to you on your calendar year-end statement.
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Tax consequences of hedging

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For funds investing in foreign securities, distributions resulting from the sale of certain foreign currencies, currency contracts, and the currency portion of gains on debt securities are taxed as ordinary income. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as a return of capital. Entering into certain options, futures, swaps, and forward foreign exchange contracts and transactions may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in the fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.
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Distributions are taxable whether reinvested in additional shares or received in cash.

Tax effect of buying shares before a capital gain distribution

If you buy shares shortly before or on the "record date" — the date that establishes you as the person to receive the upcoming distribution — you receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out a fund`s record date before investing. Of course, a fund`s share price may, at any time, reflect undistributed capital gains and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.

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Transaction Procedures and Special Requirements
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Following these procedures helps assure timely and accurate transactions.

Purchase Conditions

Nonpayment

If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be canceled. You will be responsible for any losses or expenses incurred by the fund or transfer agent, and the fund can redeem shares you own in this or another identically registered T. Rowe Price account as reimbursement. The fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

U.S. dollars

All purchases must be paid for in U.S. dollars; checks must be drawn on U.S. banks.

Sale (Redemption) Conditions

Holds on immediate redemptions: 10-day hold

If you sell shares that you just purchased and paid for by check or ACH transfer, the fund will process your redemption but will generally delay sending you the proceeds for up to 10 calendar days to allow the check or transfer to clear. If, during the clearing period, we receive a check drawn against your newly purchased shares, it will be returned marked "uncollected." (The 10-day hold does not apply to purchases paid for by bank wire or automatic purchases through your paycheck.)

Telephone, Tele*Access®, and online account transactions

You may access your account or conduct transactions using the telephone or Tele*Access, or online. The T. Rowe Price funds and their agents use reasonable procedures to verify the identity of the shareholder. If these procedures are followed, the funds and their agents are not liable for any losses that may occur from acting on unauthorized instructions. A confirmation is sent promptly after a transaction. Please review it carefully and contact T. Rowe Price immediately about any transaction you believe to be unauthorized. Telephone conversations are recorded.

Redemptions over $250,000

Large redemptions can adversely affect a portfolio manager`s ability to implement a fund`s investment strategy by causing the premature sale of securities that would otherwise be held. If, in any 90-day period, you redeem (sell) more than $250,000, or your sale amounts to more than 1% of fund net assets, the fund has the right to pay the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the fund.

Excessive Trading

T. Rowe Price may bar excessive traders from purchasing shares.

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Frequent trades or market timing in your account or accounts controlled by you can disrupt management of a fund and raise its expenses. To deter such activity, each fund has adopted the following excessive trading policies. Transactions placed directly or accepted by intermediaries in violation of these policies or from persons believed to be market timers are subject to rejection or cancellation by the funds.
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Trades placed directly with T. Rowe Price  If you trade directly with T. Rowe Price, you can make one purchase and one sale or one sale and one purchase involving the same fund within any 120-day period. If you exceed this limit, or if your trading activity involves market timing, you may be barred indefinitely and without further notice from further purchases of the T. Rowe Price funds.
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Two types of transactions are exempt from this policy: 1) Trades solely in money market funds (exchanges between a money fund and a nonmoney fund are not exempt); and 2) systematic purchases and redemptions (see Information About Your Services).
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Trades placed through intermediaries  If you purchase fund shares through an intermediary including a broker, bank, investment adviser, recordkeeper, or other third party, you can make one purchase and one sale or one sale and one purchase involving the same fund within any 120-day period. If you exceed this limit or if you hold fund
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shares for less than 60 calendar days, you may be barred indefinitely and without further notice from further purchases of the T. Rowe Price funds. Systematic purchases and redemptions are exempt from this policy.
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Keeping Your Account Open

Due to the relatively high cost to a fund of maintaining small accounts, we ask you to maintain an account balance of at least $1,000 ($10,000 for Summit Funds). If your balance is below this amount for three months or longer, we have the right to close your account after giving you 60 days to increase your balance.

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Signature Guarantees
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A signature guarantee is designed to protect you and the T. Rowe Price funds from fraud by verifying your signature.

You may need to have your signature guaranteed in certain situations, such as:

Written requests 1) to redeem over $100,000 or 2) to wire redemption proceeds when prior bank account authorization is not on file.

Remitting redemption proceeds to any person, address, or bank account not on record.

Transferring redemption proceeds to a T. Rowe Price fund account with a different registration (name or ownership) from yours.

Establishing certain services after the account is opened.

You can obtain a signature guarantee from most banks, savings institutions, broker-dealers, and other guarantors acceptable to T. Rowe Price. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

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Account Maintenance and Small Account Fees
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Small Account Fee (all funds except Index Funds)  Because of the disproportionately high costs of servicing accounts with low balances, a $10 fee, paid to T. Rowe Price Services, the funds` transfer agent, will automatically be deducted from nonretirement accounts with balances falling below a minimum amount. The valuation of accounts and the deduction are expected to take place during the last five business days of September. The fee will be deducted from accounts with balances below $2,000, except for UGMA/UTMA accounts, for which the minimum is $500. The fee will be waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more. Accounts employing automatic investing (e.g., payroll deduction, automatic purchase from a bank account, etc.) are also exempt from the charge. The fee does not apply to IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price, but a separate custodial or administrative fee may apply to such accounts.
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Account Maintenance Fee (Index Funds only)  The account maintenance fee is charged on a quarterly basis usually during the last week of a calendar quarter. On the day of the assessment, accounts with balances below $10,000 will be charged the fee. Please note that the fee will be charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee will be charged and deducted from the proceeds. The fee will apply to IRA accounts. The fee does not apply to retirement plans directly registered with T. Rowe Price Services, or accounts maintained by intermediaries through NSCC®Networking.
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3Organization and Management

How are the funds organized?

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T. Rowe Price Spectrum Fund, Inc. (Spectrum Fund) was incorporated in Maryland in 1987 and consists of three series: Spectrum Income Fund, the Spectrum Growth Fund, and the Spectrum International Fund. The Income and Growth Funds were established in 1990, and the International Fund was established in 1996. Each is an open-end investment company or mutual fund. Mutual funds pool money received from shareholders and invest it to try to achieve specified objectives.
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Shareholders benefit from T. Rowe Price`s 66 years of investment management experience.
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What is meant by "shares"?

As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund`s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder to:

Receive a proportional interest in income and capital gain distributions.

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Cast one vote per share on certain fund matters, including the election of fund directors/trustees, changes in fundamental policies, or approval of changes in the fund`s management contract.
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Do T. Rowe Price funds have annual shareholder meetings?

The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting, if they wish, for the purpose of voting on the removal of any fund director or trustee.
If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send you proxy materials that explain the issues to be decided and include instructions on voting by mail or telephone, or on the Internet.

Who runs the funds?

General Oversight

Spectrum Fund is governed by a Board of Directors that meets regularly to review the funds` investments, performance, expenses, and other business affairs. The Board elects the officers of Spectrum Fund. A majority of the Board members are independent of T. Rowe Price and T. Rowe Price International. In exercising their responsibilities, the Board, among other things, will refer to the Special Servicing Agreements and policies and guidelines included in the Exemptive Order ("Order") issued by the Securities and Exchange Commission in connection with the operation of the funds. The directors and the officers of Spectrum Fund and T. Rowe Price and T. Rowe Price International also serve in similar positions with most of the underlying funds. Thus, if the interests of one of the Spectrum Funds and the underlying funds were ever to diverge, it is possible that a conflict of interest could arise and affect how the directors and officers fulfill their fiduciary duties to that Spectrum Fund and the underlying funds. The directors of Spectrum Fund believe they have structured each of the Spectrum Funds to avoid these concerns. However, conceivably, a situation could occur where proper action for one of the Spectrum Funds could be adverse to the interests of an underlying fund, or the reverse. If such a possibility arises, the directors and officers of the affected funds and T. Rowe Price or T. Rowe Price International, as applicable, will carefully analyze the situation and take all steps they believe reasonable to minimize and, where possible, eliminate the potential conflict.

Portfolio Management

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Income and Growth Funds have an Investment Advisory Committee with the following members: Edmund M. Notzon III, Chairman, Stephen W. Boesel, John H. Laporte, William T. Reynolds, Brian C. Rogers, and M. David Testa. The committee chairman has day-to-day responsibility for managing the funds and works with the committee in developing and executing these funds` investment programs. Mr. Notzon has been chairman of the committee since 1998. He has been managing investments since joining T. Rowe Price in 1989.
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International Fund has an Investment Advisory Committee with the following members: John R. Ford, Chairman, M. David Testa, and David J. L. Warren. The committee chairman has day-to-day responsibility for managing this fund and works with the committee in developing and executing the fund`s investment program. Mr. Ford has been chairman of the committee since 1996. He joined T. Rowe Price International in 1982 and has been a portfolio manager since 1984.
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Management of the Underlying Funds

T. Rowe Price serves as investment manager to all of the underlying domestic funds. T. Rowe Price International serves as investment manager to all of the underlying international funds. Each manager is responsible for selection and management of the underlying funds` portfolio investments. T. Rowe Price serves as investment manager to a variety of individual and institutional investors, including limited partnerships and other mutual funds.

T. Rowe Price International is a wholly owned subsidiary of T. Rowe Price Associates. The U.S. office of T. Rowe Price International is located at 100 East Pratt Street, Baltimore, Maryland 21202. Offices are also located in London, Tokyo, Singapore, Hong Kong, Buenos Aires, and Paris.

How are fund expenses determined?

Each of the Spectrum Funds will operate at a zero expense ratio. However, each fund will incur its pro-rata share of the fees and expenses of the underlying funds in which they invest. The payment of each Spectrum Fund`s operational expenses is subject to a Special Servicing Agreement (described below) as well as certain undertakings made by T. Rowe Price and T. Rowe Price International under their respective Investment Management Agreements with each of the Spectrum Funds. Fund expenses include: shareholder servicing fees and expenses; custodian and accounting fees and expenses; legal and auditing fees; expenses of preparing and printing prospectuses and shareholder reports; registration fees and expenses; proxy and annual meeting expenses, if any; and directors` fees and expenses.

Here is some information regarding the Special Servicing Agreements.

The Special Servicing Agreements provide that each underlying fund in which one of the Spectrum Funds invests will bear a proportionate share of the expenses of that Spectrum Fund if, and to the extent that, the underlying fund`s savings from the operation of the Spectrum Fund exceed these expenses.

Savings to the underlying funds are expected to result primarily from the elimination of numerous separate shareholder accounts which are or would have been invested directly in the underlying funds and the resulting reduction in shareholder servicing costs. Although such cost savings are not certain, the estimated savings to the underlying funds generated by the operation of the Spectrum Funds are expected to be sufficient to offset most, if not all, of the expenses incurred by the Spectrum Funds.

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Under the Investment Management Agreements with the Spectrum Funds, and the Special Servicing Agreements, T. Rowe Price has agreed to bear any expenses of the Income and Growth Funds and T. Rowe Price International has agreed to bear any expenses of the International Fund that exceed the estimated savings to each of the underlying funds. Thus, the Spectrum Funds will operate at a zero expense ratio. Of course, shareholders of the Spectrum Funds will still indirectly bear their proportionate share of the cost of operating the underlying funds owned by each of the Spectrum Funds.
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The Management Fee

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T. Rowe Price is the investment manager for the Income and the Growth Funds, and T. Rowe Price International is investment manager for the International Fund. Neither will be paid a management fee for performing investment management services. However, T. Rowe Price and T. Rowe Price International receive management fees from managing the underlying funds. See the underlying funds` Statements of Additional Information for specific fees.
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T. Rowe Price will determine how the Income and the Growth Funds` assets are invested and T. Rowe Price International will determine how the International Fund`s assets will be invested consistent with the investment objectives and policies of each fund described in this prospectus. The Directors for Spectrum Fund will periodically monitor the allocations and the basis upon which such allocations were made or maintained.
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Understanding Performance Information

This section should help you understand the terms used to describe fund performance. You will come across them in shareholder reports you receive from us, in our educational and informational materials, in T. Rowe Price advertisements, and in the media.

Total Return

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This tells you how much an investment has changed in value over a given period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Therefore, total return numbers include the effect of compounding.
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Advertisements may include cumulative or average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.

Cumulative Total Return

This is the actual return of an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated during the period. For example, an investment could have a 10-year positive cumulative return despite experiencing some negative years during that time.

Average Annual Total Return

This is always hypothetical and should not be confused with actual year-by-year results. It smooths out all the variations in annual performance to tell you what constant year-by-year return would have produced the investment`s actual cumulative return. This gives you an idea of an investment`s annual contribution to your portfolio, provided you held it for the entire period.

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Yield
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The current or "dividend" yield on a fund or any investment tells you the relationship between the investment`s current level of annual income and its price on a particular day. The dividend yield reflects the actual income paid to shareholders for a given period, annualized, and divided by the price at the end of the period. For example, a fund providing $5 of annual income per share and a price of $50 has a current yield of 10%. Yields can be calculated for any time period.
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For bond funds, the advertised or SEC yield is found by determining the net income per share (as defined by the Securities and Exchange Commission) earned by a fund during a 30-day base period and dividing this amount by the share price on the last day of the base period. The SEC yield—also called the standardized yield—may differ from the dividend yield.
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The advertised or SEC yield is found by determining the net income per share (as defined by the Securities and Exchange Commission) earned by a fund during a 30-day base period and dividing this amount by the share price on the last day of the base period. The SEC yield—also called the standardized yield—may differ from the dividend yield.
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Special Risks and Considerations

Prospective investors should consider the following factors:

The investments of each of the Spectrum Funds are concentrated in the underlying funds, so each Spectrum Fund`s investment performance is directly related to the investment performance of these underlying funds.

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As an operating policy, the Income and Growth Funds will not redeem more than 1% of any underlying fund`s assets during any period of less than 15 days, except when necessary to meet the Spectrum Fund`s shareholder redemption requests. As a result, these Spectrum Funds may not be able to reallocate assets among the underlying funds as efficiently and rapidly as would be the case in the absence of this constraint. This limitation does not apply to International Fund.
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Further information on these investment policies and practices can be found under Investment Policies and Practices of the Underlying Funds and in the Statement of Additional Information, as well as in the prospectuses of each of the underlying funds.
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For International Fund, each underlying fund`s portfolio securities (other than the money fund) are usually valued on the basis of the most recent closing market prices at 4 p.m. ET when each fund calculates its NAV. Most of the securities in which the underlying funds invest, however, are traded in markets that close before that time. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. Normally, developments that could affect the values of portfolio securities that occur between the close of the foreign market and 4 p.m. ET will not be reflected in the funds` NAVs. However, if a fund determines that such developments are so significant that they will, in its judgment, clearly and materially affect the value of the fund`s securities, the fund may adjust the previous closing prices to reflect what it believes to be the fair value of the securities at 4 p.m. ET. A fund may fair-value securities in other situations, for example, when a particular foreign market is closed but the fund is open.
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Description of Underlying Funds

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Table 5 gives a brief description of the principal investment programs of the underlying funds. Additional investment practices are described under Special Risks and Considerations, in the Statement of Additional Information, and in the prospectuses for each of the underlying funds.
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For more information about an underlying fund, call:  1-800-638-5660

The major characteristics of the underlying T. Rowe Price funds are as follows:

Table 5  Description of Underlying Funds
Fixed-Income Funds	Objective/Program

Summit Cash Reserves	Preservation of capital and liquidity and, consistent with these, the highest possible current income. Invests in high-quality, U.S. dollar-denominated money market securities. Managed to provide stable share price of $1.00.

Short-Term Bond	High level of income consistent with minimal fluctuation in principal value and liquidity. Invests primarily in short- and intermediate-term bonds rated within the four highest credit categories. Average maturity will not exceed three years.

GNMA	High current income consistent with maximum credit protection and moderate price fluctuation by investing in securities backed by the full faith and credit of the U.S. government.
New Income	Highest level of income consistent with preservation of capital over time by investing primarily in marketable debt securities. Average maturity is expected to be between four and 15 years.
U.S. Treasury Long-Term	Highest level of income consistent with maximum credit protection. Invests in U.S. Treasury securities, which are backed by the full faith and credit of the federal government.
High Yield	High current income and, secondarily, capital appreciation. Invests in a widely diversified portfolio of "junk" bonds. Average maturity is expected to be in the 8- to 12-year range.
Equity Funds	Objective/Program
Equity Income	Substantial dividend income and capital appreciation through investments primarily in the common stocks of established companies paying above-average dividends.
Growth & Income	Capital appreciation and reasonable dividend income through investments in growth stocks. Invests principally in large-cap U.S.-based companies.
Growth Stock	Capital appreciation and secondarily, increasing dividend income through investments in growth stocks. Invests principally in large-cap U.S.-based companies.
New Era	Capital appreciation primarily through investments in U.S. and foreign natural resource stocks whose earnings are expected to grow faster than inflation.
Blue Chip Growth	Capital appreciation through investments in the common stocks of large and medium-sized blue chip companies with potential for above-average earnings growth. Current income is a secondary objective.
Mid-Cap Value	Capital appreciation through investments in mid-size companies whose stocks appear undervalued.
New Horizons	Aggressive capital appreciation through investments in small-company stocks. Invests primarily in emerging growth companies, early in their corporate life cycles.
International Funds	Objective/Program
International Bond	High income and capital appreciation through investments primarily in high-quality foreign bonds. May invest up to 20% of assets in below investment-grade bonds. Expects to maintain an intermediate to long weighted average maturity and is normally heavily exposed to fluctuations in foreign currencies.

International Stock	Capital appreciation through investments primarily in the common stocks of established non-U.S. companies.
International Discovery	Capital appreciation through investments in small and medium-sized non-U.S. companies.
European Stock	Capital appreciation through investments primarily in companies located in Europe.
Japan	Capital appreciation through investments in companies operating in Japan.
New Asia	Capital appreciation through investments in companies operating in Asia, excluding Japan.
Emerging Markets Stock	Capital appreciation through investments in companies in emerging markets.
Latin America	Capital appreciation through investments primarily in companies located in Latin America.
Emerging Europe & Mediterranean	Capital appreciation through investments primarily in companies in the emerging countries of Europe and the Mediterranean region.
Emerging Markets Bond	High current income and capital appreciation through investments primarily in high-yielding and high-risk government and corporate debt securities of less-developed countries.
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Investment Policies of the Spectrum Funds
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Each of the Spectrum Fund`s investment policies and practices are subject to further restrictions and risks that are described in the Statement of Additional Information. Shareholders will be notified of any material change in such investment programs. The funds will not make a material change in their investment objectives or their fundamental policies without obtaining shareholder approval.
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Reserve Position

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While the Income Fund will remain primarily invested in bond funds, the Growth Fund in stock funds, and the International Fund in international funds, each fund can hold a certain portion of its assets in U.S. and foreign dollar-denominated money market securities, including repurchase agreements in the two highest rating categories, maturing in one year or less. For temporary, defensive purposes, a fund may invest without limitation in such securities. Each fund may invest its cash reserves in the Summit Cash Reserves Fund. A reserve position provides flexibility in meeting redemptions, expenses, and the timing of new investments, and serves as a short-term defense during periods of unusual volatility.
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Diversification

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Each of the Spectrum Funds is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of mutual funds. However, the underlying funds themselves are diversified investment companies (with the exception of the T. Rowe Price International Bond Fund, Emerging Europe & Mediterranean Fund, Emerging Markets Bond Fund, Latin America Fund, and New Asia Fund). Each Spectrum Fund intends to qualify as a diversified investment company for the purposes of Subchapter M of the Internal Revenue Code.
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Fundamental investment policies  As a matter of fundamental policy, each Spectrum Fund will not: (i) invest more than 25% of its respective total assets in any one industry, except that each fund will invest substantially all of its assets in investment companies that are members of the T. Rowe Price family of funds; (ii) borrow money, except temporarily, to facilitate redemption requests in amounts not exceeding 30% of each fund`s total assets valued at market; (iii) in any manner transfer as collateral for indebtedness any securities owned by each fund except in connection with permissible borrowings, which in no event will exceed 30% of each fund`s total assets valued at market. The funds may borrow money from other T. Rowe Price funds.

Operating policies  Each Spectrum Fund cannot (i) change the selection of the underlying funds in which they can invest; or (ii) change the percentage ranges which may be allocated to the underlying funds unless authorized to do so by the Board of Directors. Shareholders will be informed of any such changes.

Other Investment Restrictions

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As a matter of operating policy, each Spectrum Fund will not, among other things: (i) purchase additional securities when money borrowed exceeds 5% of the fund`s total assets; (ii) invest more than 10% of its net assets in illiquid securities; or (iii) redeem securities from any underlying fund at a rate in excess of 1% of the underlying fund`s assets in any period of less than 15 days, except where necessary to meet shareholder redemption requests. This last limitation does not apply to International Fund.
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Portfolio Turnover

Each Spectrum Fund`s portfolio turnover is expected to be low. The Spectrum Funds will purchase or sell securities to: (i) accommodate purchases and sales of each fund`s shares; and (ii) maintain or modify the allocation of each fund`s assets among the underlying funds within the percentage limits described earlier. A high turnover rate may increase transaction costs, result in additional capital gain distributions, and reduce fund total return. The funds` portfolio turnover rates are shown in the Financial Highlights tables.

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Investment Policies and Practices of the Underlying Funds
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In pursuing their investment objectives and programs, each of the underlying funds is permitted to engage in a wide range of investment policies and practices. Further information about the underlying funds is contained in the Statements of Additional Information, as well as the prospectuses of each of the underlying funds. Because each Spectrum Fund invests in the underlying funds, shareholders of each fund will be affected by these investment practices in direct proportion to the amount of assets each fund allocates to the underlying funds pursuing such practices.
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Financial Highlights

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Table 6, which provides information about each Spectrum Fund`s financial history, is based on a single share outstanding throughout the periods shown. Each table is part of the fund`s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and distributions and no payment of account or (if applicable) redemption fees). The financial statements in the annual report were audited by the funds` independent accountants, PricewaterhouseCoopers LLP.
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Table 6  Financial Highlights
	Year ended December 31
Income Fund	1998	1999	2000	2001	2002

Net asset value,beginning of period	$11.66	$11.50	$10.71	$10.77	$10.60
Income From Investment Activities
Net investment income	0.72	0.67	0.62	0.63	0.55
Net gains or losses on securities (both realized and unrealized)	0.02	(0.64)	0.14	(0.15)	0.16
Total from investment operations	0.74	0.03	0.76	0.48	0.71
Less Distributions
Dividends (from net investment income)	(0.72)	(0.69)	(0.70)	(0.55)	(0.55)
Distributions (fromcapital gains)	(0.18)	(0.13)	—	(0.02)	—
Returns of capital	—	—	—	(0.08)	—
Total distributions	(0.90)	(0.82)	(0.70)	(0.65)	(0.55)
Net asset value,end of period	$11.50	$10.71	$10.77	$10.60	$10.76
Total return	6.57%	0.26%	7.40%	4.59%	6.86%
Ratios/Supplemental Data
Net assets, end of period (in millions)	$2,574	$2,548	$2,471	$2,465	$2,713
Ratio of expenses to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%a
Ratio of net income to average net assets	6.22%	5.95%	6.03%	5.91%	5.17%
Portfolio turnover rate	12.8%	18.6%	19.3%	22.7%	14.1%

aThe annualized weighted average expense ratio of the underlying funds was 0.80% for the year ended December 31, 2002.

Table 6  Financial Highlights (continued)
	Year ended December 31
Growth Fund	1998	1999	2000	2001	2002

Net asset value,beginning of period	$15.93	$16.45	$17.71	$15.72	$14.07
Income From Investment Operations
Net investment income	0.19	0.15	0.13	0.16	0.09
Net gains or losses on securities (both realized and unrealized)	1.88	3.19	(0.15)	(1.37)	(2.88)
Total from investment operations	2.07	3.34	(0.02)	(1.21)	(2.79)
Less Distributions
Dividends (from net investment income)	(0.18)	(0.17)	(0.12)	(0.16)	(0.08)
Distributions (fromcapital gains)	(1.37)	(1.91)	(1.85)	(0.28)	(0.07)
Returns of capital	—	—	—	—	—
Total distributions	(1.55)	(2.08)	(1.97)	(0.44)	(0.15)
Net asset value,end of period	$16.45	$17.71	$15.72	$14.07	$11.13
Total return	13.62%	21.20%	(0.11)%	(7.63)%	(19.83)%
Ratios/Supplemental Data
Net assets, end of period(in millions)	$2,768	$3,031	$2,889	$2,373	$1,739
Ratio of expenses to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%a
Ratio of net income to average net assets	1.09%	0.85%	0.70%	1.05%	0.68%
Portfolio turnover rate	17.9%	20.3%	11.6%	6.1%	3.9%

aThe annualized weighted average expense ratio of the underlying funds was 0.88% for the year ended December 31, 2002.

Table 6  Financial Highlights (continued)
	Year ended December 31
International Fund	1998	1999	2000	2001	2002

Net asset value,beginning of period	$9.74	$10.56	$13.53	$10.08	$7.76
Income From Investment Operations
Net investment income	0.21	0.12	0.12	0.18	0.07
Net gains or losses on securities (both realized and unrealized)	0.97	3.95	(2.10)	(2.17)	(1.36)
Total from investment operations	1.18	4.07	(1.98)	(1.99)	(1.29)
Less Distributions
Dividends (from net investment income)	(0.21)	(0.13)	(0.12)	(0.18)	(0.07)
Distributions (fromcapital gains)	(0.15)	(0.97)	(1.35)	(0.15)	—
Returns of capital	—	—	—	—	—
Total distributions	(0.36)	(1.10)	(1.47)	(0.33)	(0.07)
Net asset value,end of period	$10.56	$13.53	$10.08	$7.76	$6.40
Total return	12.28%	39.49%	(14.71)%	(19.71)%	(16.61)%
Ratios/Supplemental Data
Net assets, end of period(in thousands)	$54,752	$82,846	$81,843	$64,153	$52,652
Ratio of expenses to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%a
Ratio of net income to average net assets	1.94%	1.14%	0.94%	2.06%	1.01%
Portfolio turnover rate	31.7%	20.1%	42.5%	30.6%	94.4%

aThe annualized weighted average expense ratio of the underlying funds was 1.12% for the year ended December 31, 2002.

4Account Requirements and Transaction Information

Tax Identification
Number

We must have your correct Social Security or tax identification number on a signed New Account Form or W-9 Form. Otherwise, federal law requires the funds to withhold a percentage (currently 30%) of your dividends, capital gain distributions, and redemptions, and may subject you to an IRS fine. If this information is not received within 60 days after your account is established, your account may be redeemed at the fund`s net asset value (NAV) on the redemption date.

Transaction Confirmations

We send immediate confirmations for most of your fund transactions, but some, such as systematic purchases and dividend reinvestments, are reported on your account statement. Please review confirmations and statements as soon as you receive them and promptly report any discrepancies to Shareholder Services.

Employer-Sponsored Retirement Plans and Institutional Accounts

T. Rowe Price
Trust Company
1-800-492-7670

Transaction procedures in the following sections may not apply to employer-sponsored retirement plans and institutional accounts. For procedures regarding employer-sponsored retirement plans, please call T. Rowe Price Trust Company or consult your plan administrator. For institutional account procedures, please call your designated account manager or service representative.

We do not accept third-party checks, except for IRA rollover checks that are properly endorsed. In addition, T. Rowe Price does not accept purchases made by credit card check.

Opening a New Account

$2,500 minimum initial investment; $1,000 for retirement plans or gifts or transfers to minors (UGMA/UTMA) accounts ($25,000 minimum initial investment for Summit Funds only)

Account Registration

If you own other T. Rowe Price funds, be sure to register any new account just like your existing accounts so you can exchange among them easily. (The name and account type would have to be identical.)

For joint accounts or other types of accounts owned or controlled by more than one party, either owner/party has complete authority to act on behalf of all and give instructions concerning the account without notice to the other party. T. Rowe Price may, in its sole discretion, require written authorization from all owners/parties to act on the account for certain transactions (for example, to transfer ownership).

By Mail

Please make your check payable to T. Rowe Price Funds (otherwise it will be returned) and send your check, together with the New Account Form, to the appropriate address below:

via U.S. Postal Service

T. Rowe Price Account Services
P.O. Box 17300
Baltimore, MD 21297-1300

via private carriers/overnight services

T. Rowe Price Account Services
Mailcode 17300
4515 Painters Mill Road
Owings Mills, MD 21117-4903

By Wire

Call Investor Services for an account number and give the following wire information to your bank:

Receiving Bank:  PNC Bank, N.A. (Pittsburgh)
Receiving Bank ABA#:  043000096
Beneficiary:  T. Rowe Price [fund name]
Beneficiary Account:  1004397951
Originator to Beneficiary Information (OBI):
name of owner(s) and account number

Complete a New Account Form and mail it to one of the appropriate T. Rowe Price addresses listed under "By Mail."

Note: Investment will be made, but no services will be established and IRS penalty withholding may occur until we receive a signed New Account Form.

By Exchange

Call Shareholder Services or use Tele*Access or your personal computer (see Automated Services under Information About Your Services). The new account will have the same registration as the account from which you are exchanging. Services for the new account may be carried over by telephone request if they are preauthorized on the existing account. For limitations on exchanging, see the explanation of Excessive Trading under Transaction Procedures and Special Requirements.

In Person

Drop off your New Account Form at any location listed on the back cover and obtain a receipt.

Purchasing Additional Shares

$100 minimum additional purchase ($1,000 for Summit Funds); $50 minimum for retirement plans, Automatic Asset Builder, and gifts or transfers to minors (UGMA/UTMA) accounts ($100 for Summit Funds)

By ACH Transfer

Use Tele*Access or your personal computer or call Shareholder Services if you have established electronic transfers using the ACH system.

By Wire

Call Shareholder Services or use the wire instructions listed in Opening a New Account.

By Mail

1. Make your check payable to T. Rowe Price Funds (otherwise it may be returned).

2. Mail the check to us at the following address with either a fund reinvestment slip or a note indicating the fund you want to buy and your fund account number.

3. Remember to provide your account number and the fund name on the memo line of your check.

via U.S. Postal Service

T. Rowe Price Account Services
P.O. Box 17300
Baltimore, MD 21297-1300

(For mail via private carriers and overnight services, see previous section.)

By Automatic
Asset Builder

Fill out the Automatic Asset Builder section on the New Account or Shareholder Services Form.

Exchanging and Redeeming Shares

Exchange Service

You can move money from one account to an existing identically registered account or open a new identically registered account. Remember, exchanges are purchases and sales for tax purposes. (Exchanges into a state tax-free fund are limited to investors living in states where the fund is registered.)

Redemptions

Redemption proceeds can be mailed to your account address, sent by ACH transfer to your bank, or wired to your bank (provided your bank information is already on file). For charges, see Electronic Transfers—By Wire under Information About Your Services. Please note that large redemption requests initiated through automated services may be routed to a service representative.

If you request to redeem a specific dollar amount, and the market value of your account is less than the amount of your request, we will redeem all shares from your account.

Some of the T. Rowe Price funds may impose a redemption fee of 0.5% to 2% on shares held for less than six months, one year, or two years, as specified in the prospectus. The fee is paid to the fund.

For redemptions by check or electronic transfer, please see Information About Your Services.

By Phone

Call Shareholder Services

If you find our phones busy during unusually volatile markets, please consider placing your order by your personal computer or Tele*Access (if you have previously authorized these services), mailgram, or express mail. For exchange policies, please see Transaction Procedures and Special Requirements — Excessive Trading.

By Mail

For each account involved, provide the account name, number, fund name, and exchange or redemption amount. For exchanges, be sure to specify any fund you are exchanging out of and the fund or funds you are exchanging into. T. Rowe Price may require a signature guarantee of all registered owners (see Transaction Procedures and Special Requirements — Signature Guarantees). Please use the appropriate address below:

For nonretirement and IRA accounts:

via U.S. Postal Service

T. Rowe Price Account Services
P.O. Box 17302
Baltimore, MD 21297-1302

via private carriers/overnight services

T. Rowe Price Account Services
Mailcode 17302
4515 Painters Mill Road
Owings Mills, MD 21117-4903

For employer-sponsored retirement accounts:

via U.S. Postal Service

T. Rowe Price Trust Company
P.O. Box 17479
Baltimore, MD 21297-1479

via private carriers/overnight services

T. Rowe Price Trust Company
Mailcode 17479
4515 Painters Mill Road
Owings Mills, MD 21117-4903

Requests for redemptions from employer-sponsored retirement accounts may be required to be in writing; please call T. Rowe Price Trust Company or your plan administrator for instructions. IRA distributions may be requested in writing or by telephone; please call Shareholder Services to obtain an IRA Distribution Form or an IRA Shareholder Services Form to authorize the telephone redemption service.

Rights Reserved by the Funds

T. Rowe Price funds and their agents reserve the following rights: (1) to waive or lower investment minimums; (2) to accept initial purchases by telephone or mailgram; (3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order (including, but not limited to, orders deemed to result in excessive trading, market timing, fraud, or 5% ownership) upon notice to the shareholder within five business days of the trade or if the written confirmation has not been received by the shareholder, whichever is sooner; (5) to cease offering fund shares at any time to all or certain groups of investors; (6) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (7) to otherwise modify the conditions of purchase and any services at any time; (8) to waive any redemption, small account, maintenance, or other fees charged to a group of shareholders; (9) to act on instructions reasonably believed to be genuine; and (10) to involuntarily redeem your account in cases of threatening conduct, suspected fraudulent or illegal activity, or if the fund is unable, through its procedures, to verify information provided by you. These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the fund.

In an effort to protect T. Rowe Price funds from the possible adverse effects of a substantial redemption in a large account, as a matter of general policy, no shareholder or group of shareholders controlled by the same person or group of persons will knowingly be permitted to purchase in excess of 5% of the outstanding shares of a fund, except upon approval of the fund`s management.

information about your Services

Shareholder Services
1-800-225-5132

Investor Services
1-800-638-5660

Many services are available to you as a shareholder; some you receive automatically, and others you must authorize or request on the New Account Form. By signing up for services on the New Account Form rather than later on, you avoid having to complete a separate form and obtain a signature guarantee. This section discusses some of the services currently offered. Our Services Guide, which we mail to all new shareholders, contains detailed descriptions of these and other services.

Note: Corporate and other institutional accounts require an original or certified resolution to establish services and to redeem by mail. Certain other fiduciary accounts (such as trusts or power of attorney arrangements) require documentation, which may include an original or certified copy of the trust or power of attorney to establish services and to redeem by mail. For more information, call Investor Services.

Retirement Plans

We offer a wide range of plans for individuals, institutions, and large and small businesses: Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEP-IRAs, Keoghs (profit sharing, money purchase pension), 401(k)s, and 403(b)(7)s. For information on IRAs or our no-load variable annuity, call Investor Services. For information on all other retirement plans, please call our Trust Company at 18004927670.

Investing for College Expenses

We can help you save for future college expenses on a tax-advantaged basis.

Education Savings Accounts (ESAs) (formerly known as Education IRAs)

Invest up to $2,000 a year depending on your annual income; account earnings are tax-free when used for qualified expenses.

529 Plans

T. Rowe Price offers three 529 plans: the T. Rowe Price College Savings Plan (a national plan sponsored by the Education Trust of Alaska), the Maryland College Investment Plan, and the University of Alaska College Savings Plan. For more information, call toll-free
1-866-521-1894.

Automated Services

Tele*Access
1-800-638-2587
24 hours, 7 days

Tele*Access

24-hour service via a toll-free number enables you to (1) access information on fund performance, prices, distributions, account balances, and your latest transaction; (2) request checks, prospectuses, services forms, duplicate statements, and tax forms; and (3) buy, sell, and exchange shares in your accounts (see Electronic Transfers in this section).


Web Address
troweprice.com

Online Account Access

You can sign up online to conduct account transactions through our Web site on the Internet. If you subscribe to America Online®, you can access our Web site via keyword "T. Rowe Price" and conduct transactions in your account.

Plan Account Line
1-800-401-3279

This 24-hour service is similar to Tele*Access but is designed specifically to meet the needs of retirement plan investors.

By Telephone and
In Person

Buy, sell, or exchange shares by calling one of our service representatives or by visiting one of our investor center locations whose addresses are listed on the back cover.

Electronic Transfers

By ACH

With no charges to pay, you can move as little as $100 or as much as $250,000 between your bank account and fund account using the ACH system. Enter instructions via Tele*Access or your personal computer, or call Shareholder Services.

By Wire

Electronic transfers can be conducted via bank wire. There is a $5 fee for wire redemptions under $5,000, and your bank may charge for incoming or outgoing wire transfers regardless of size.

Checkwriting

(Not available for equity funds or the High Yield, Emerging Markets Bond, or U.S. Bond Index Funds) You may write an unlimited number of free checks on any money market fund and most bond funds, with a minimum of $500 per check. Keep in mind, however, that a check results in a redemption; a check written on a bond fund will create a taxable event which you and we must report to the IRS.

Automatic Investing

Automatic Asset Builder

You can instruct us to move $50 ($100 for Summit Funds) or more from your bank account, or you can instruct your employer to send all or a portion of your paycheck to the fund or funds you designate.

Automatic Exchange

You can set up systematic investments from one fund account into another, such as from a money fund into a stock fund.

t. ROWE PRICE Brokerage

To Open an Account
1-800-638-5660

For Existing
Brokerage Customers
1-800-225-7720

Investments available through our brokerage service include  stocks, options, bonds, and others  at commission savings over full-service brokers.* We also provide a wide range of services, including:

Automated Telephone and Computer Services

You can enter stock and option orders, access quotes, and review account information around the clock by phone with Tele-Trader or via the Internet with Account Access-Brokerage. For stock trades entered through Tele-Trader, you will pay a commission of $35 for up to 1,000 shares plus $.02 for each share over 1,000. For stock trades entered through Account Access-Brokerage, you will pay a commission of $19.95 for up to 1,000 shares plus $.02 for each share over 1,000. Option trades entered through Account Access-Brokerage or Tele-Trader save you 10% over our standard commission schedule. All trades are subject to a $40 minimum commission except stock trades placed through Account Access-Brokerage and Tele-Trader. All limit and stop orders entered, regardless of order entry means, are subject to a $5 order handling fee assessed upon execution.

Investor Information

A variety of informative reports, such as our Brokerage Insights series, as well as access to online research tools, can help you better evaluate economic trends and investment opportunities.

Dividend Reinvestment Service

If you elect to participate in this service, the cash dividends from the eligible securities held in your account will automatically be reinvested in additional shares of the same securities free of charge. Most securities listed on national securities exchanges or Nasdaq are eligible for this service.

*Services vary by firm.

T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

Investment Information

To help you monitor your investments and make decisions that accurately reflect your financial goals, T. Rowe Price offers a wide variety of information in addition to account statements. Most of this information is also available on our Web site at troweprice.com.

A note on mailing procedures: If two or more members of a household own the same fund, we economize on fund expenses by sending only one fund report and prospectus. If you need additional copies or do not want your mailings to be "householded," please call Shareholder Services at 1-800-225-5132 or write to us at P.O. Box 17630, Baltimore, MD 21297-1630.

Shareholder Reports

Fund managers` annual and semiannual reviews of their strategies and performance.

The T. Rowe Price Report

A quarterly investment newsletter discussing markets and financial strategies and including the Performance Update, a review of all T. Rowe Price fund results.

Insights

Educational reports on investment strategies and financial markets.

Investment Guides

Asset Mix Worksheet, Diversifying Overseas: A T. Rowe Price Guide to International Investing, Managing Your Retirement Distribution, Retirement Readiness Guide, Retirement Planning Kit, and Tax Considerations for Investors.

T. rowe price Privacy Policy

In the course of doing business with T. Rowe Price, you share personal and financial information with us. We treat this information as confidential and recognize the importance of protecting access to it.

You may provide information when communicating or transacting with us in writing, electronically, or by phone. For instance, information may come from applications, requests for forms or literature, and your transactions and account positions with us. On occasion, such information may come from consumer reporting agencies and those providing services to us.

We do not sell information about current or former customers to any third parties, and we do not disclose it to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law. We may share information within the T. Rowe Price family of companies in the course of providing or offering products and services to best meet your investing needs. We may also share that information with companies that perform administrative or marketing services for T. Rowe Price, with a research firm we have hired, or with a business partner, such as a bank or insurance company with which we are developing or offering investment products. When we enter into such a relationship, our contracts restrict the companies` use of our customer information, prohibiting them from sharing or using it for any purposes other than those for which they were hired.

We maintain physical, electronic, and procedural safeguards to protect your personal information. Within T. Rowe Price, access to such information is limited to those who need it to perform their jobs, such as servicing your accounts, resolving problems, or informing you of new products or services. Finally, our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in strict confidence.

This Privacy Policy applies to the following T. Rowe Price family of companies:

T. Rowe Price Associates, Inc.; T. Rowe Price Advisory Services, Inc.; T. Rowe Price Investment Services, Inc.; T. Rowe Price Savings Bank; T. Rowe Price Trust Company; and the T. Rowe Price Funds.

To help you achieve your financial goals, T. Rowe Price offers a wide range of stock, bond, and money market investments, as well as convenient services and informative reports.

 For mutual fund or T. Rowe Price Brokerage information

Investor Services

1-800-638-5660

For existing accounts

Shareholder Services

1-800-225-5132

For the hearing impaired

1-800-367-0763

For performance, prices,
account information, or
to conduct transactions

Tele*Access®

24 hours, 7 days
1-800-638-2587

Internet address

troweprice.com

Plan Account Line

For retirement plan
investors: The
appropriate 800
number appears on your retirement account statement.

A fund Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager`s recent strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, or for shareholder inquiries, call
1-800-638-5660.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the Securities and Exchange Commission. Infor-
mation on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC`s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington D.C. 20549-0102.

Investor Centers

For directions, call
1-800-225-5132 or
visit our Web site

Baltimore Area

Downtown

105 East Lombard Street

Owings Mills

Three Financial Center
4515 Painters Mill Road

Boston Area

386 Washington Street
Wellesley

Chicago Area

1900 Spring Road
Suite 104
Oak Brook

Colorado Springs

2260 Briargate Parkway

Los Angeles Area

Warner Center
21800 Oxnard Street
Suite 270
Woodland Hills

New Jersey/New York Area

51 JFK Parkway, 1st Floor
Short Hills, New Jersey

San Francisco Area

1990 N. California Boulevard
Suite 100
Walnut Creek

Tampa

4211 W. Boy Scout Boulevard
8th Floor

Washington, D.C. Area

Downtown

900 17th Street, N.W.
Farragut Square

Tysons Corner

1600 Tysons Boulevard
Suite 150

1940 Act File No. 811-4998

C08-040 5/1/03

T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, MD 21202

The date of this Statement of Additional Information is May 1, 2003.

T. ROWE PRICE SPECTRUM FUND, INC. ("Spectrum Fund")

Spectrum Growth Fund

Spectrum Income Fund

Spectrum International Fund

Mailing Address:
T. Rowe Price Investment Services, Inc.
100 East Pratt Street
Baltimore, Maryland 21202
1-800-638-5660

Throughout this Statement of Additional Information, "the fund" is intended to refer to each fund listed on the cover page, unless otherwise indicated.

This Statement of Additional Information is not a prospectus but should be read in conjunction with the appropriate fund prospectus dated May 1, 2003, which may be obtained from T. Rowe Price Investment Services, Inc. ("Investment Services").

Each fund`s financial statements for the fiscal period ended December 31, 2002, and the report of independent accountants are included in each fund`s Annual Report and incorporated by reference into this Statement of Additional Information.

If you would like a prospectus or an annual or semiannual shareholder report for a fund of which you are not a shareholder, please call 1-800-638-5660 and they will be sent to you at no charge. Please read them carefully.

TABLE OF CONTENTS

	Page		Page

Capital Stock	45	Investment Restrictions	22
Code of Ethics	41	Legal Counsel	46
Custodian	40	Management of the Fund	23
Distributor for the Fund	40	Net Asset Value per Share	42
Dividends and Distributions	42	Pricing of Securities	41
Federal Registration of Shares	46	Principal Holders of Securities	38
Independent Accountants	46	Special Considerations	21
Investment Management Services	38	Tax Status	42
Investment Objectives and Policies	2	Yield Information	43
Investment Performance	43

INVESTMENT OBJECTIVES AND POLICIES

The following information supplements the discussion of each fund`s investment objectives and policies discussed in each fund`s prospectus.

Shareholder approval is required to substantively change fund objectives. Unless otherwise specified, the investment programs and restrictions of the funds are not fundamental policies. Each fund`s operating policies are subject to change by each Board of Directors/Trustees ("Board") without shareholder approval. Each fund`s fundamental policies may not be changed without the approval of at least a majority of the outstanding shares of the fund or, if it is less, 67% of the shares represented at a meeting of shareholders at which the holders of 50% or more of the shares are represented. References to the following are as indicated:

Investment Company Act of 1940 ("1940 Act")

Securities and Exchange Commission ("SEC")

T. Rowe Price Associates, Inc. ("T. Rowe Price")

Moody`s Investors Service, Inc. ("Moody`s")

Standard & Poor`s Corporation ("S&P")

Internal Revenue Code of 1986 ("Code")

T. Rowe Price International, Inc. ("T. Rowe Price International")

Spectrum Fund

The proliferation of mutual funds has left many investors in search of a means of diversifying among a number of mutual funds while obtaining professional management in determining which funds to select, how much of their assets to commit to each fund, and when to make the selections. In response to this need, the Spectrum Fund has been created as a means of providing a simple and effective means of structuring a comprehensive mutual fund investment program. By selecting the Spectrum Growth, Spectrum Income, or Spectrum International Funds, or a combination of any of these, investors may choose the investment objective appropriate for their long-term investment goals. The Spectrum Funds will attempt to achieve these goals by diversification in a selected group of other T. Rowe Price funds. Although the Spectrum Funds are not asset allocation or market timing funds, each, over time, will adjust the amount of its assets invested in the various other T. Rowe Price funds as economic, market, and financial conditions warrant.

Described below are the underlying T. Rowe Price funds in which the Spectrum Funds can invest.

Income Funds

Short-Term Bond Fund

What is the fund`s objective?

The fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity.

What is the fund`s principal investment strategy?

The fund will invest in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities. We may also invest in bank obligations, collateralized mortgage obligations, foreign securities, and hybrids. Normally, the fund will invest at least 80% of its net assets in bonds. The fund`s average effective maturity will not exceed three years, and no security`s effective maturity will exceed seven years when purchased. (An issue`s effective maturity is based on its nearest call date rather than its maturity date.) The fund will only purchase securities that are rated within the four highest credit categories (AAA, AA, A, BBB) by at least one national rating agency or, if unrated, that have a T. Rowe Price equivalent rating.

Within this broad structure, investment decisions reflect the manager`s outlook for interest rates and the economy as well as the prices and yields of the various securities. For example, if rates are expected to fall, the manager may seek longer-term securities (within the fund`s program) that would provide higher yields and appreciation potential.

The fund may also invest in other securities, including futures, options, and swaps, in keeping with its objective.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio`s average maturity or quality or to shift assets into higher-yielding securities or different sectors.

What are the main risks of investing in the fund?

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Interest rate risk  This is the decline in bond prices that accompanies a rise in the overall level of interest rates. It is the major source of risk for investors in this fund. However, because short-term bonds are less sensitive to interest rate increases or decreases than longer-term bonds, price volatility for the fund is expected to be relatively modest.
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Credit risk  This is the chance that any of the fund`s holdings will have their credit ratings downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund`s income level and share price.
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Investment-grade (AAA to BBB) securities have relatively low financial risk and a relatively high probability of future payment. However, securities rated BBB are more susceptible to adverse economic conditions and may have speculative characteristics. Securities rated below investment grade (junk or high-yield bonds) should be regarded as speculative because their issuers are more susceptible to financial setbacks and recession than more creditworthy companies. If the fund invests in securities whose issuers develop unexpected credit problems, the fund`s price could decline.
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The fund may continue to hold a security that has been downgraded after purchase.
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Prepayment risk and extension risk  A mortgage-backed bond, unlike most other bonds, can be hurt when interest rates fall because homeowners tend to refinance and prepay principal. Receiving increasing prepayments in a falling interest rate environment causes the average maturity of the portfolio to shorten, reducing its potential for price gains. It also requires the fund to reinvest proceeds at lower interest rates, which reduces the portfolio`s total return, reduces its yield, and may even cause certain bond prices to fall below the level the fund paid for them, resulting in a capital loss. Any of these developments could result in a decrease in the fund`s income, share price, or total return.
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Extension risk refers to a rise in interest rates that causes a fund`s average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the fund`s sensitivity to rising rates and its potential for price declines.

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Derivatives risk  Shareholders are also exposed to derivatives risk, the potential that our investments in these complex and volatile instruments could affect the fund`s share price. In addition to CMOs and better-known instruments such as swaps and futures, other derivatives that may be used in limited fashion by the fund include interest-only (IO) and principal-only (PO) securities known as "strips." Some of these instruments can be highly volatile, and their value can fall dramatically in response to rapid or unexpected changes in the mortgage, interest rate, or economic environment.
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Foreign investing risk  To the extent the fund holds foreign bonds, it will be subject to special risks, whether the bonds are denominated in U.S. dollars or foreign currencies. These risks include potentially adverse political and economic developments overseas, greater volatility, lower liquidity, and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies and possibly the fund`s share price.
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As with any mutual fund, there can be no guarantee the fund will achieve its objective.
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GNMA Fund

What is the fund`s objective?

The fund seeks high current income consistent with maximum credit protection and moderate price fluctuation by investing exclusively in securities backed by the full faith and credit of the U.S. government and instruments linked to these securities.

What is the fund`s principal investment strategy?

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The fund will normally invest at least 80% of net assets in mortgage-backed securities issued by the Government National Mortgage Association (GNMA), an agency of the Department of Housing and Urban Development. These securities represent mortgage loans that are either guaranteed by the Federal Housing Administration or the Veterans Administration. Interest and principal payments from the underlying mortgages are passed through to investors.
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GNMA guarantees the timely payment of interest and principal on its securities, a guarantee backed by the U.S. Treasury. The GNMA guarantee does not apply to the price of GNMA securities or the fund`s share price, both of which will fluctuate with market conditions.

The fund can also buy bills, notes, and bonds issued by the U.S. Treasury, and other instruments, including: related futures contracts; other agency securities backed by the full faith and credit of the U.S. government; and shares of a T. Rowe Price Treasury money fund. GNMA securities also include collateralized mortgage obligations (CMOs) and "strips," which receive only the interest or principal portion of the underlying mortgage payments. We may also purchase new mortgage bonds in the forward market. The fund has no limitation on its overall maturity.

In selecting securities, fund managers may weigh the characteristics of various types of mortgage securities and examine yield relationships in the context of their outlook for interest rates and the economy. For example, if rates seem likely to fall, mortgage securities expected to have below-average prepayment rates may be purchased and assets may also be allocated to Treasury notes or bonds, which could appreciate in that environment.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio`s average maturity or to shift assets into higher-yielding securities.

What are the main risks of investing in the fund?

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Interest rate risk  An increase in interest rates will likely cause the fund`s share price to fall, resulting in a loss of principal. That`s because the bonds and notes in the fund`s portfolio become less attractive to other investors when securities with higher yields become available. Even GNMAs and other securities whose principal and interest payments are guaranteed can decline in price if rates rise. Generally speaking, the longer a bond`s maturity, the greater its potential for price declines if rates rise and for price gains if rates fall. If the fund purchases longer-maturity bonds and interest rates rise unexpectedly, the fund`s price could decline.
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Historically, GNMAs and other mortgage-backed securities have declined less in price than comparable Treasuries when rates were rising, and have gained less in price when rates were falling. This is because mortgage securities carry their own special risks related to changing interest rates: prepayment risk and extension risk.

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Prepayment risk and extension risk  A mortgage-backed bond, unlike most other bonds, can be hurt when interest rates fall because homeowners tend to refinance and prepay principal. Receiving increasing prepayments in a falling interest rate environment causes the average maturity of the portfolio to shorten, reducing its potential for price gains. It also requires the fund to reinvest proceeds at lower interest rates, which reduces the portfolio`s total return, reduces its yield, and may even cause certain bond prices to fall below the level the fund paid for them, resulting in a capital loss. Any of these developments could result in a decrease in the fund`s income, share price, or total return.
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Extension risk refers to a rise in interest rates that causes a fund`s average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the fund`s sensitivity to rising rates and its potential for price declines.

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Derivatives risk  Shareholders are also exposed to derivatives risk, the potential that our investments in these complex and volatile instruments could affect the fund`s share price. In addition to CMOs and better-known instruments such as swaps and futures, other derivatives that may be used in limited fashion by the fund include interest-only (IO) and principal-only (PO) securities known as "strips." Some of these instruments can be highly volatile, and their value can fall dramatically in response to rapid or unexpected changes in the mortgage, interest rate, or economic environment.
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To the extent the fund invests in the forward market, it may increase its price sensitivity in relation to interest rate movements.

Since GNMAs and the fund`s other investments are backed by the full faith and credit of the U.S. government, credit risk, or the potential for losses in principal and income as a result of credit downgrades or defaults, should be negligible.

As with any mutual fund, there can be no guarantee the fund will achieve its objective.

New Income Fund

What is the fund`s objective?

The fund seeks the highest level of income consistent with the preservation of capital over time by investing primarily in marketable debt securities.

What is the fund`s principal investment strategy?

The fund will invest at least 80% of the fund`s total assets in income-producing securities, which may include U.S. government and agency obligations, mortgage- and asset-backed securities, corporate bonds, foreign securities, collateralized mortgage obligations (CMOs), and others, including, on occasion, equities.

All debt securities purchased by the fund must be rated investment grade (AAA, AA, A, or BBB) by at least one major credit rating agency or, if unrated, must have a T. Rowe Price equivalent rating. Up to 15% of total assets may be invested in "split-rated securities," or those rated investment grade by at least one rating agency, but below investment grade by others. However, none of the fund`s remaining assets can be invested in bonds rated below investment grade by Standard & Poor`s, Moody`s, or Fitch IBCA, Inc.

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The fund has considerable flexibility in seeking high yields. There are no maturity restrictions, so we can purchase longer-term bonds, which tend to have higher yields than shorter-term issues. However, the portfolio`s weighted average maturity is expected to be between four and 15 years. In addition, when there is a large yield difference between the various quality levels, we may move down the credit scale and purchase lower-rated bonds with higher yields. When the difference is small or the outlook warrants, we may concentrate investments in higher-rated issues.
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The fund may also invest in other securities, including futures, options, and swaps, in keeping with its objective.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio`s average maturity or quality or to shift assets into higher-yielding securities or different sectors.

What are the main risks of investing in the fund?

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Interest rate risk  This is the risk that an increase in interest rates will likely cause the fund`s share price to fall, resulting in a loss of principal. That`s because the bonds and notes in the fund`s portfolio become less attractive to other investors when securities with higher yields become available. Even GNMAs and other securities (whose principal and interest payments are guaranteed) can decline in price if rates rise. Generally speaking, the longer a bond`s maturity, the greater its potential for price declines if rates rise and for price gains if rates fall. Because the fund may invest in bonds of any maturity, it carries more interest rate risk than short-term bond funds. If the fund purchases longer-maturity bonds and interest rates rise unexpectedly, the fund`s price could decline.
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Credit risk  This is the chance that any of the fund`s holdings will have their credit ratings downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund`s income level and share price. The risk of default is much greater for emerging markets bonds.
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Investment-grade (AAA to BBB) securities have relatively low financial risk and a relatively high probability of future payment. However, securities rated BBB are more susceptible to adverse economic conditions and may have speculative characteristics. Securities rated below investment grade (junk or high-yield bonds) should be regarded as speculative because their issuers are more susceptible to financial setbacks and recession than more creditworthy companies. If the fund invests in securities that develop unexpected credit problems, the fund`s price could decline.
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The fund may continue to hold a security that has been downgraded or loses its investment-grade rating after purchase.

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Foreign investing risk  To the extent the fund holds foreign bonds, it will be subject to special risks, whether the bonds are denominated in U.S. dollars or foreign currencies. These risks include potentially adverse political and economic developments overseas, greater volatility, lower liquidity, and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies and possibly the fund`s share price.
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Prepayment risk and extension risk  A mortgage-backed bond, unlike most other bonds, can be hurt when interest rates fall because homeowners tend to refinance and prepay principal. Receiving increasing prepayments in a falling interest rate environment causes the average maturity of the portfolio to shorten, reducing its potential for price gains. It also requires the fund to reinvest proceeds at lower interest rates, which reduces the portfolio`s total return, reduces its yield, and may even cause certain bond prices to fall below the level the fund paid for them, resulting in a capital loss. Any of these developments could result in a decrease in the fund`s income, share price, or total return.
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Extension risk refers to a rise in interest rates that causes a fund`s average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the fund`s sensitivity to rising rates and its potential for price declines.

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Derivatives risk  Shareholders are also exposed to derivatives risk, the potential that our investments in these complex and volatile instruments could affect the fund`s share price. In addition to CMOs and better-known instruments such as swaps and futures, other derivatives that may be used in limited fashion by the fund include interest-only (IO) and principal-only (PO) securities known as "strips." Some of these instruments can be highly volatile, and their value can fall dramatically in response to rapid or unexpected changes in the mortgage, interest rate, or economic environment.
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As with any mutual fund, there can be no guarantee the fund will achieve its objective.

U.S. Treasury Long-Term Fund

What is the fund`s objective?

The fund seeks the highest level of income consistent with maximum credit protection.

What is the fund`s principal investment strategy?

The fund invests at least 85% of its net assets in U.S. Treasury securities, which are backed by the full faith and credit of the federal government. The remainder is invested in other securities backed by the full faith and credit of the U.S. government. The portfolio`s weighted average maturity is expected to vary between 15 and 20 years, but may range from 10 to 30 years.

In addition to Treasury securities, the fund`s other investments will either be (1) backed by the full faith and credit of the U.S. government (such as GNMA mortgage securities); (2) futures and repurchase agreements collateralized by such investments; or (3) shares of a T. Rowe Price internal money market fund that invests exclusively in securities backed by the full faith and credit of the U.S. government.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio`s average maturity or to shift assets into higher-yielding securities.

What are the main risks of investing in the fund?

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The fund should have minimal credit risk because it invests only in securities backed by the federal government and other investments involving such securities. The primary source of risk is the possibility of rising interest rates, which generally cause bond prices and a fund`s share price to fall. The fund is subject to the greatest price swings because the longer the maturity, the greater the price decline when rates rise and the greater the price increase when rates fall. If the fund purchases longer-maturity bonds and interest rates rise unexpectedly, the fund`s price could decline.
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As with any mutual fund, there can be no guarantee the fund will achieve its objective.

High Yield Fund

What is the fund`s objective?

The fund seeks high current income and, secondarily, capital appreciation.

What is the fund`s principal investment strategy?

The fund will normally invest at least 80% of net assets in a widely diversified portfolio of high-yield corporate bonds, often called "junk" bonds, income-producing convertible securities, and preferred stocks. High-yield bonds are rated below investment grade (BB and lower). They generally provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High-yield bond issuers include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads.

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The fund`s weighted average maturity generally is expected to be in the 6- to 10-year range. In selecting investments, we rely extensively on T. Rowe Price research analysts. The fund intends to focus primarily on the higher-quality range (BB/B) of the high-yield market.
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The fund may also invest in other securities, including futures, options, and swaps, in keeping with its objective.

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The fund may sell holdings for a variety of reasons, such as to adjust the portfolio`s average maturity or quality, to shift assets into higher-yielding securities, or to reduce marginal-quality securities.
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What are the main risks of investing in the fund?

This fund could have greater price declines than one that invests primarily in high-quality bonds. Like other bond funds, it is exposed to interest rate risk, but credit risk and other risks may often be more important.

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Interest rate risk  This is the decline in bond prices that usually accompanies a rise in interest rates. Longer-maturity bonds typically decline more than those with shorter maturities. If the fund purchases longer-maturity bonds and interest rates rise unexpectedly, the fund`s price could decline.
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Credit risk  This is the potential for price losses caused by credit rating downgrades and defaults. Companies issuing high-yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments. These companies are more vulnerable to financial setbacks and recession than more creditworthy companies, which may impair their ability to make interest and principal payments. Therefore, the credit risk for the fund`s portfolio increases when the U.S. economy slows or enters a recession.

The fund may be more vulnerable to interest rate risk if it is focusing on BB rated bonds since better-quality junk bonds follow the investment-grade market to some extent. But if its focus is on bonds rated B and below, credit risk will probably predominate.

Liquidity risk  This is the chance that the fund may not be able to sell bonds at desired prices and that large purchases or sales of certain high-yield bond issues may cause substantial price swings.

Other risks  The entire noninvestment-grade bond market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high-profile default, or a change in the market`s psychology. This type of volatility is usually associated more with stocks than bonds, but junk bond investors should be prepared for it.

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Foreign investing risk  To the extent the fund holds foreign bonds, it will be subject to special risks, whether the bonds are denominated in U.S. dollars or foreign currencies. These risks include potentially adverse political and economic developments overseas, greater volatility, lower liquidity, and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies and possibly the fund`s share price.
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As with any mutual fund, there can be no guarantee the fund will achieve its objective.

Summit Cash Reserves Fund

What is the fund`s objective?

The fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income.

What is the fund`s principal investment strategy?

The fund is a money market fund managed to provide a stable share price of $1.00 that invests in high-quality, U.S. dollar-denominated money market securities of U.S. and foreign issuers. All securities held by the fund will mature in 13 months or less. The fund`s average weighted maturity will not exceed 90 days, and its yield will fluctuate with changes in short-term interest rates. In selecting securities, fund managers may examine the relationships among yields on various types and maturities of money market securities in the context of their outlook for interest rates. For example, commercial paper often offers a yield advantage over Treasury bills. And if rates are expected to fall, longer maturities, which typically have higher yields than shorter maturities, may be purchased to try to preserve the fund`s income level. Conversely, shorter maturities may be favored if rates are expected to rise.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio`s average maturity or quality or to shift assets into higher-yielding securities or different sectors.

What are the main risks of investing in the fund?

Since money market funds are managed to maintain a constant $1.00 share price, they should have little risk of principal loss. However, there is no assurance the fund will avoid principal losses if fund holdings default or are downgraded or interest rates rise sharply in an unusually short period. In addition, the fund`s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. This should be an advantage when interest rates are rising but not when rates are falling. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

As with any mutual fund, there can be no guarantee the fund will achieve its objective.

Equity Funds

Growth & Income Fund

What is the fund`s objective?

The fund seeks to provide long-term capital growth, a reasonable level of current income, and increasing future income through investments primarily in dividend-paying common stocks.

What is the fund`s principal investment strategy?

Our primary focus is on capital appreciation. We will use fundamental, bottom-up research and both growth and value approaches in identifying stocks we believe have good prospects for capital growth over time. Among the many characteristics we look for are seasoned management, leadership positions in growing industries, and strong financial fundamentals. In many instances, we analyze free cash flow because it can allow a company to increase dividends, repurchase shares, or make acquisitions. While investments may include mid-size companies, large-capitalization companies are expected to predominate.

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In selecting growth stocks, we generally look for companies with above-average earnings growth and a lucrative niche in the economy that allows them to sustain earnings momentum even during times of slow economic growth. When applying a value analysis, we seek companies with good future prospects whose current stock prices seem undervalued relative to the general market, the industry average, or the company`s historical valuation based on earnings, cash flow, book value, or dividends. The portion of the fund invested in growth stocks and value stocks will vary and is solely within the discretion of the fund`s manager.
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In pursuing its investment objective, the fund`s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund`s management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including convertible securities, foreign stocks, futures, and options, in keeping with fund objectives.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

What are the main risks of investing in the fund?

Since the fund can hold both growth and value stocks, its share price can be affected by the particular risks associated with each type of investment. Stocks with growth characteristics can have relatively wide price swings as a result of the high valuations they may carry. Because earnings expectations often drive their stock prices, earnings disappointments can result in sharp price declines. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that their low prices are actually appropriate. While the fund will seek dividend-paying stocks, the overall income level is not expected to play a meaningful role in cushioning its share price against market declines. Convertible securities have a lower yield than regular bonds of comparable quality and are subject to price declines associated with stocks, although generally to a lesser degree.

As with all equity funds, this fund`s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the fund`s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas. Investments in futures and options, if any, are subject to additional volatility and potential losses.

As with any mutual fund, there can be no guarantee the fund will achieve its objective.

New Era Fund

What is the fund`s objective?

The fund seeks to provide long-term capital growth primarily through the common stocks of companies that own or develop natural resources and other basic commodities, and also through the stocks of selected nonresource growth companies.

What is the fund`s principal investment strategy?

The fund will normally invest a minimum of two-thirds of fund assets in the common stocks of natural resource companies whose earnings and tangible assets could benefit from accelerating inflation. We also invest in other growth companies with strong potential for earnings growth that do not own or develop natural resources. The relative percentages invested in resource and nonresource companies can vary depending on economic and monetary conditions and our outlook for inflation. The natural resource companies held by the fund typically own, develop, refine, service, or transport resources, including energy, metals, forest products, real estate, and other basic commodities. In selecting natural resource stocks, we look for companies whose products can be produced and marketed profitably when both labor costs and prices are rising. In the mining area, for example, we might look for a company with the ability to expand production and maintain superior exploration programs and production facilities.

In pursuing its investment objective, the fund`s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund`s management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

At least half of fund assets will be invested in U.S. securities, but up to 50% of total assets may be invested in foreign securities. We may also buy other types of securities, including futures and options, in keeping with the fund`s objective.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

What are the main risks of investing in the fund?

The fund is less diversified than most stock funds and could therefore experience sharp price declines when conditions are unfavorable to its sector. For instance, since the fund attempts to invest in companies that may benefit from accelerating inflation, low inflation could lessen returns. The rate of earnings growth of natural resource companies may be irregular since these companies are strongly affected by natural forces, global economic cycles, and international politics. For example, stock prices of energy companies can fall sharply when oil prices fall. Real estate companies are influenced by interest rates and other factors.

As with all equity funds, this fund`s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the fund`s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

The fund`s investments in foreign securities, or even in U.S. companies with significant overseas investments, are also subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas. While currency risk may be somewhat reduced because many commodities markets are dollar based, the fund`s exposure to foreign political and economic risk will be heightened by investments in companies with operations in emerging markets.

Investments in futures and options, if any, are subject to additional volatility and potential losses.

As with any mutual fund, there can be no guarantee the fund will achieve its objective.

Growth Stock Fund

What is the fund`s objective?

The fund seeks to provide long-term capital growth and, secondarily, increasing dividend income through investments in the common stocks of well-established growth companies.

What is the fund`s principal investment strategy?

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The fund will normally invest at least 80% of net assets in the common stocks of a diversified group of growth companies. We mostly seek investments in companies that have the ability to pay increasing dividends through strong cash flow. We generally look for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As growth investors, we believe that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.
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In pursuing its investment objective, the fund`s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund`s management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with fund objectives.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

What are the main risks of investing in the fund?

Growth stocks can be volatile for several reasons. Since these companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Also, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.

As with all equity funds, this fund`s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the fund`s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas. Investments in futures and options, if any, are subject to additional volatility and potential losses.

As with any mutual fund, there can be no guarantee the fund will achieve its objective.

New Horizons Fund

What is the fund`s objective?

The fund seeks long-term capital growth by investing primarily in common stocks of small, rapidly growing companies.

What is the fund`s principal investment strategy?

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The fund will invest primarily in a diversified group of small, emerging growth companies, preferably early in the corporate life cycle before a company becomes widely recognized by the investment community. The fund may also invest in companies that offer the possibility of accelerating earnings growth because of rejuvenated management, new products, or structural changes in the economy. We will not necessarily sell a position in a company that has grown beyond the developing stage if the company still fits the fund`s other investment criteria.
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When choosing stocks, T. Rowe Price analysts look for small growth companies that exhibit some or all of the following:
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have effective management;

operate in fertile growth areas;

demonstrate effective research, product development, and marketing;

provide efficient service;

possess pricing flexibility; and

employ sound financial and accounting policies.

In pursuing its investment objective, the fund`s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund`s management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with fund objectives.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

What are the main risks of investing in the fund?

Investing in small companies involves greater risk than is customarily associated with larger companies. Stocks of small companies are subject to more abrupt or erratic price movements than larger-company stocks. Small companies often have limited product lines, markets, or financial resources, and their managements may lack depth and experience. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own businesses, they may lack dividends that can cushion declines in a falling market. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines. In general, stocks with growth characteristics can have relatively wide price swings as a result of the high valuations they may have.

As with all equity funds, this fund`s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the fund`s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas. Investments in futures and options, if any, are subject to additional volatility and potential losses.

As with any mutual fund, there can be no guarantee the fund will achieve its objective.

Mid-Cap Value Fund

What is the fund`s objective?

The fund seeks to provide long-term capital appreciation by investing primarily in mid-size companies that appear to be undervalued.

What is the fund`s principal investment strategy?

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The fund will normally invest at least 80% of net assets in companies whose market capitalization (number of shares outstanding multiplied by share price) falls within the range of the companies in the S&P MidCap 400 Index or the Russell Midcap Value Index. The market capitalization of the companies in the fund`s portfolio and these indices changes over time; the fund will not automatically sell or cease to purchase stock of a company it already owns just because the company`s market capitalization grows or falls outside this range. We follow a value approach in selecting investments. Our in-house research team seeks to identify companies whose stock prices do not appear to reflect their underlying values.
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In selecting investments, we generally favor companies with one or more of the following:

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demonstrated or potential attractive operating margins or significant cash flow generation;
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sound balance sheet and financial management;

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experienced and capable management;
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significant cash generation;

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management/employee stock ownership; or
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low stock price relative to earnings, cash flow, sales, assets, book value, or private market value.
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In pursuing its investment objective, the fund`s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund`s management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.
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While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with fund objectives.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

What are the main risks of investing in the fund?

The stocks of mid-cap companies entail greater risk and are usually more volatile than those of larger companies. In addition, the fund`s value approach carries the risks that the market will not recognize a security`s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

As with all equity funds, this fund`s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the fund`s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas. Investments in futures and options, if any, are subject to additional volatility and potential losses.

As with any mutual fund, there can be no guarantee the fund will achieve its objective.

Blue Chip Growth Fund

What is the fund`s objective?

The fund seeks to provide long-term capital growth. Income is a secondary objective.

What is the fund`s principal investment strategy?

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The fund will normally invest at least 80% of net assets in the common stocks of large and medium-sized blue chip growth companies. These are firms that, in our view, are well established in their industries and have the potential for above-average earnings growth. We focus on companies with leading market position, seasoned management, and strong financial fundamentals. Our investment approach reflects our belief that solid company fundamentals (with emphasis on strong growth in earnings per share or operating cash flow) combined with a positive industry outlook will ultimately reward investors with strong investment performance. Some of the companies we target will have good prospects for dividend growth.
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In pursuing its investment objective, the fund`s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund`s management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with fund objectives.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

What are the main risks of investing in the fund?

Even well-established growth stocks can be volatile. Since growth companies usually invest a high portion of earnings in their own businesses, their stocks may lack the dividends that can cushion share prices in a down market. Since many investors buy these stocks because of anticipated superior earnings growth, earnings disappointments often result in sharp price declines. Also, medium-sized companies may have greater volatility than larger ones.

As with all equity funds, this fund`s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the fund`s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas. Investments in futures and options, if any, are subject to additional volatility and potential losses.

As with any mutual fund, there can be no guarantee the fund will achieve its objective.

Equity Income Fund

What is the fund`s objective?

The fund seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

What is the fund`s principal investment strategy?

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The fund will normally invest at least 80% of its net assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.
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The fund typically employs a "value" approach in selecting investments. Our in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.

In selecting investments, we generally look for companies with the following:

an established operating history;

above-average dividend yield relative to the S&P 500;

low price/earnings ratio relative to the S&P 500;

a sound balance sheet and other positive financial characteristics; and

low stock price relative to a company`s underlying value as measured by assets, cash flow, or business franchises.

In pursuing its investment objective, the fund`s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund`s management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with fund objectives.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

What are the main risks of investing in the fund?

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The value approach carries the risk that the market will not recognize a security`s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.
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The fund`s emphasis on stocks of established companies paying high dividends and its potential investments in fixed-income securities may limit its potential for appreciation in a broad market advance. Such securities may be hurt when interest rates rise sharply. Also, a company may reduce or eliminate its dividend.

As with all equity funds, this fund`s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the fund`s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas. Investments in futures and options, if any, are subject to additional volatility and potential losses.

As with any mutual fund, there can be no guarantee the fund will achieve its objective.

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International Equity Funds
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What are the funds` objectives and principal investment strategies?
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The funds use a growth investing approach in their individual investment strategies.

Growth Investing

T. Rowe Price International, Inc. ("T. Rowe Price International") employs in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. We seek to purchase such stocks at reasonable prices in relation to present or anticipated earnings, cash flow, or book value, and valuation factors often influence our allocations among large-, mid-, or small-cap shares.

While we invest with an awareness of the global economic backdrop and our outlook for industry sectors and individual countries, bottom-up stock selection is the focus of our decision-making. Country allocation is driven largely by stock selection, though we may limit investments in markets that appear to have poor overall prospects.

In selecting stocks, we generally favor companies with one or more of the following characteristics:

leading market position;

attractive business niche;

strong franchise or monopoly;

technological leadership or proprietary advantages;

seasoned management;

earnings growth and cash flow sufficient to support growing dividends; and

healthy balance sheet with relatively low debt.

European Stock Fund

Objective: The fund seeks long-term growth of capital through investments primarily in the common stocks of European companies. Current income is a secondary objective.

Strategy: Normally, at least five countries will be represented in the portfolio. The fund expects to make substantially all of its investments (normally at least 80% of net assets) in stocks of companies located in the countries listed below, as well as others as their markets develop:

Primary Emphasis: Austria, Denmark, Finland, France, Germany, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and United Kingdom.

Others: Belgium, Czech Republic, Greece, Hungary, Israel, Poland, Russia, and Turkey.

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Stock selection reflects a growth style. We also seek to take advantage of opportunities arising from such trends as privatization, the reduction of trade barriers, progress toward Economic and Monetary Union, and the potential growth of the emerging economies of Eastern Europe.
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New Asia Fund

Objective: The fund seeks long-term growth of capital through investments in companies located (or with primary operations) in Asia (excluding Japan).

Strategy: The fund expects to make substantially all of its investments (normally at least 80% of net assets) in the countries listed below, as well as others as their markets develop:

Primary Emphasis:  China, Hong Kong, India, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan, and Thailand.

Others: Pakistan and Vietnam.

Stock selection reflects a growth style. The fund is registered as "nondiversified," meaning it may invest a greater portion of assets in a single company and own more of the company`s voting securities than is permissible for a "diversified" fund.

Japan Fund

Objective: The fund seeks long-term growth of capital through investments in common stocks of companies located (or with primary operations) in Japan.

Strategy: The fund expects to make substantially all of its investments (normally at least 80% of net assets) across a wide range of Japanese industries and companies. Stock selection reflects a growth style.

Emerging Markets Stock Fund

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Objective::The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in emerging markets.
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Strategy::The fund expects to make substantially all of its investments (normally at least 80% of net assets) in emerging markets in Latin America, Asia, Europe, Africa, and the Middle East. Stock selection reflects a growth style. An emerging market includes any country defined as emerging or developing by the International Bank for Reconstruction and Development (World Bank), the International Finance Corporation, or the United Nations.

Countries in which the fund may invest are listed below and others will be added as opportunities develop:

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Asia: China, Hong Kong, India, Indonesia, Malaysia, Pakistan, Philippines, Singapore, South Korea, Sri Lanka, Taiwan, Thailand, and Vietnam.
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Latin America: Argentina, Belize, Brazil, Chile, Colombia, Mexico, Panama, Peru, and Venezuela.

Europe: Croatia, Czech Republic, Estonia, Greece, Hungary, Latvia, Lithuania, Poland, Romania, Russia, Slovakia, Slovenia, and Turkey.

Africa and the Middle East: Botswana, Egypt, Israel, Jordan, Mauritius, Morocco, Nigeria, South Africa, Tunisia, and Zimbabwe.

Latin America Fund

Objective: The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in Latin America.

Strategy: The fund expects to make substantially all of its investments (normally at least 80% of net assets) in Latin American companies. At least four countries should be represented at any time. Investments may be made in the countries below, as well as others as their markets develop:

Primary Emphasis: Argentina, Brazil, Chile, Mexico, Peru, and Venezuela.

Others: Belize, Colombia, Ecuador, and Guatemala.

Stock selection reflects a growth style. We may make substantial investments (at times more than 25% of total assets) in the telephone companies of various Latin American countries. These utilities play a critical role in a country`s economic development. The fund is registered as "nondiversified," meaning it may invest a greater portion of assets in a single company and own more of the company`s voting securities than is permissible for a "diversified" fund. In some markets, such as Brazil, the fund may purchase preferred stock because of its liquidity advantage over common stock.

International Stock Fund

Objective::The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.

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Strategy::The fund expects to invest substantially all of the fund`s assets in stocks outside the U.S. and to diversify broadly among developed and emerging countries throughout the world. Stock selection reflects a growth style. We may purchase the stocks of companies of any size, but our focus will typically be on large and, to a lesser extent, medium-sized companies. Normally, at least 80% of the fund`s net assets will be invested in stocks.
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International Discovery Fund

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Objective: The fund seeks long-term growth of capital through investments primarily in the common stocks of rapidly growing, small- to medium-sized companies outside the U.S.
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Strategy: The fund expects to invest substantially all of the fund`s assets outside the U.S. and to diversify broadly among developed and emerging countries throughout the world. Stock selection reflects a growth style. The fund will emphasize small to medium-sized companies. Depending on conditions, the fund`s portfolio should be composed of at least 10 countries and 100 different companies. Normally, at least 80% of the fund`s net assets will be invested in stocks.

Emerging Europe & Mediterranean Fund

Objective: The fund seeks long-term growth of capital through investments primarily in the common stocks of companies in the emerging market countries of Europe and the Mediterranean region.

Strategy: The fund expects to make substantially all of its investments (normally at least 80% of net assets) in the emerging markets of Europe, including Eastern Europe and the former Soviet Union, and the Mediterranean region, including the Middle East and North Africa. Normally, seven to 12 countries will be represented in the portfolio. The fund may invest in common stocks in the countries listed below, as well as others as their markets develop:

Primary Emphasis: Croatia, Czech Republic, Egypt, Estonia, Greece, Hungary, Israel, Poland, Russia, and Turkey.

Others: Bulgaria, Jordan, Latvia, Lebanon, Lithuania, Morocco, Romania, Slovakia, Slovenia, and Tunisia.

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The fund may purchase the stocks of companies of any size, but our focus will typically be on the larger and, to a lesser extent, medium-sized companies in the region. The fund seeks to take advantage of opportunities arising from such trends as privatization, the reduction of trade barriers, and progress toward Economic and Monetary Union in Europe. The fund is registered as "nondiversified," meaning it may invest a greater portion of assets in a single company and own more of the company`s voting securities than is permissible for a "diversified" fund. Depending on conditions, the fund`s portfolio should be composed of at least 30 to 50 different companies. Stock selection reflects a growth style.
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Each fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

What are the main risks of investing in the fund?

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As with all stock funds, the fund`s share price can fall because of weakness in one or more of its primary equity markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance, even in rising markets.
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The risk profile of the funds varies with the investment style they pursue, their geographic focus, and whether they invest in developed markets, emerging markets, or both. Even investments in countries with highly developed economies are subject to significant risks.

Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Some particular risks affecting these funds include the following:

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Currency risk  This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on a fund`s holdings can be significant, unpredictable, and long-lasting, depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the fund does not engage in extensive foreign currency hedging programs. Further,
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exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
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Geographic risk (Japan and regional funds)  Funds that are less diversified across geographic regions, countries, industries, or individual companies are generally riskier than more diversified funds. Thus, for example, investors in the Japan Fund are fully exposed to that country`s economic cycles, stock market valuations, and currency exchange rates, which could increase its risks compared with a more diversified fund. In addition, investors in Japan should be aware of specific problems, including tax laws that discourage consumer spending and dampen growth, deflation, a banking system burdened with bad loans, and the government`s unsatisfactory progress on effecting credible solutions to these problems. The economies and financial markets of certain regions — such as Latin America, Asia, and Europe and the Mediterranean region—can be interdependent and may all decline at the same time.

Emerging market risk (Emerging Europe & Mediterranean, Emerging Markets Stock, Latin America, New Asia; other funds to a lesser degree, except Japan)  Investments in emerging markets are subject to abrupt and severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. These economies are less well developed and can be overly reliant on particular industries and more vulnerable to the ebb and flow of international trade, trade barriers, and other protectionist or retaliatory measures. Certain countries have legacies and periodic episodes of hyperinflation and currency devaluations, particularly Russia and many Latin American nations, and more recently many Asian countries. Governments in many emerging market countries participate to a significant degree in their economies and securities markets. Investments in countries or regions that have recently begun moving away from central planning and state-owned industries toward free markets should be regarded as speculative. While some countries have made progress in economic growth, liberalization, fiscal discipline, and political and social stability, there is no assurance these trends will continue. Some countries have histories of instability and upheaval that could cause their governments to act in a detrimental or hostile manner toward private enterprise or foreign investment. Significant external risks currently affect some emerging countries.

The volatility of emerging markets may be heightened by the actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, fund share prices. These factors make investing in such countries significantly riskier than in other countries and any one of them could cause a fund`s share price to decline.

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Other risks of foreign investing  Risks can result from varying stages of economic and political development, differing regulatory environments, trading days, and accounting standards, and higher transaction costs of non-U.S. markets. Investments outside the United States could be subject to governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets, or imposition of high taxes.
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Small- and medium-sized company risk (International Discovery; others to a lesser degree)  To the extent each fund invests in small- and mid-capitalization stocks, it is likely to be more volatile than a fund that invests only in large companies. Small and medium-sized companies are generally riskier because they may have limited product lines, capital, and managerial resources. Their securities may trade less frequently and with greater price swings.

Nondiversified status (Emerging Europe & Mediterranean, Latin America, and New Asia)  There is additional risk with each fund because it is nondiversified and thus can invest more of its assets in a smaller number of companies. Thus, for example, poor performance by a single large holding of a fund would adversely affect fund performance more than if the fund held a larger number of companies.

Futures/options risk  To the extent the fund uses futures and options, it is exposed to additional volatility and potential losses.

As with any mutual fund, there can be no guarantee the fund will achieve its objective.

International Fixed-Income Funds

What are the fund`s objective and principal investment strategies?

International Bond Fund

Objective::The fund seeks to provide high current income and capital appreciation by investing primarily in high-quality, nondollar-denominated bonds outside the U.S.

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Strategy::Normally, the fund will invest at least 80% of net assets in bonds and 65% of total assets in high-quality (AA or better) foreign bonds. The fund may invest up to 20% of total assets in below investment-grade, high-risk bonds, including those in default or with the lowest rating. Up to 20% of total assets may be invested in dollar-denominated foreign bonds such as Brady and other emerging market bonds.
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Although we expect to maintain an intermediate to long weighted average maturity, there are no maturity restrictions on the overall portfolio or on individual securities. The fund has wide flexibility to purchase and sell currencies and engage in hedging transactions. However, we normally do not attempt to cushion the impact of foreign currency fluctuations on the dollar. Therefore, the fund is likely to be heavily exposed to foreign currencies.

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Investment decisions are based on fundamental market factors, such as yield and credit quality differences among bonds as well as demand and supply trends and currency values. The fund generally invests in countries where the combination of fixed-income returns and currency exchange rates appears attractive or, if the currency trend is unfavorable, where we believe the currency risk can be minimized through hedging. The fund sells holdings for a variety of reasons, such as to adjust its average maturity or quality, to shift assets into higher-yielding securities, or to alter geographic or currency exposure.
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Emerging Markets Bond Fund

Objective: The fund seeks to provide high income and capital appreciation.

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Strategy: The fund will normally invest at least 80% (and potentially all) of net assets in the government or corporate debt securities of emerging nations. Fund holdings may include the lowest-rated bonds, including those in default.
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There are no maturity restrictions, and the fund`s weighted average maturity normally ranges between five and 10 years but may vary substantially because of market conditions. Under normal circumstances, most of the fund`s total assets are expected to be denominated in U.S. dollars, and the fund will not usually attempt to cushion the impact of foreign currency fluctuations on the dollar. Security selection relies heavily on research, which analyzes political and economic trends as well as creditworthiness. The fund tends to favor bonds it expects will be upgraded. The fund sells holdings for a variety of reasons, such as to adjust its average maturity or quality, to shift assets into higher-yielding securities, or to alter geographic or currency exposure.

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What are the main risks of investing in the funds?
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The risk profiles of the funds vary with the types of bonds they purchase, their degree of currency exposure, and whether they invest in developed markets, emerging markets, or both. Of the two funds, Emerging Markets Bond is more risky, with higher potential for sharp price declines.

Interest rate risk  This risk refers to the decline in bond prices that accompanies a rise in the overall level of interest rates. (Bond prices and interest rates move in opposite directions.) Because prices of long-term bonds are more sensitive to interest rate changes than prices of short-term bonds, the funds have greater interest rate risk than short-term bond funds.

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Credit risk  This is the chance that any of the fund`s holdings will have their credit ratings downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund`s income level and share price. The risk of default is much greater for emerging markets bonds.
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Nondiversified risk  Because they are nondiversified, each fund can invest more of its assets in a smaller number of issuers than diversified funds. This could result in greater potential losses than for funds investing in a broader variety of issues.
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Currency risk  This is the risk of a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on the fund`s holdings can be significant and long-lasting, depending on the currencies represented in the portfolio, how each one appreciates or depreciates in relation to the U.S. dollar and whether currency positions are hedged. The International Bond Fund is normally heavily exposed to foreign currencies, so that changes in currency exchange rates are likely to play a significant role in fund performance. Bonds held in the Emerging Markets Bond Fund are often denominated in U.S. dollars to improve their marketability, but this does not protect them from substantial price declines in the face of political and economic turmoil. Currency trends are unpredictable, and to the extent the fund purchases and sells currencies, it will also be subject to the risk that its trading strategies, including efforts at hedging, will not succeed. Furthermore, hedging costs can be significant and reduce fund net asset value, and many emerging market currencies cannot be effectively hedged.
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Emerging market risk  The fund`s investments in emerging markets are subject to abrupt and severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. These economies are less well developed and can be overly reliant on particular industries and more vulnerable to the ebb and flow of international trade and capital, trade barriers, and other protectionist or retaliatory measures. Some countries have legacies of hyperinflation and currency devaluations versus the dollar (which adversely affect returns to U.S. investors). Significant devaluations have occurred in recent years in various emerging market countries. Governments of some emerging market countries have defaulted on their bonds and investors in this sector must be prepared for similar events in the future.
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Other risks of foreign investing  Other risks result from the varying stages of economic and political development of foreign countries, the differing regulatory environments, trading days, and accounting standards of non-U.S. markets, and higher transaction costs. Government interference in capital markets, such as capital or currency controls, nationalization of companies or industries, expropriation of assets, or imposition of punitive taxes would also hurt the fund.

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Derivatives risk  To the extent the funds use futures, swaps, and other derivatives, they are exposed to additional volatility and potential losses.
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As with any mutual fund, there can be no guarantee the fund will achieve its objective.

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All funds
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Interfund Borrowing and Lending

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The fund is a party to an exemptive order received from the SEC on December 8, 1998, amended on November 23, 1999, that permits it to borrow money from and/or lend money to other funds in the T. Rowe Price complex ("Price Funds"). All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The program is subject to the oversight and periodic review of the Boards of the Price Funds.
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SPECIAL CONSIDERATIONS

Prospective investors should consider that certain underlying Price funds (the "Price funds") may engage in the following:

Foreign Currency Transactions Enter into foreign currency transactions. Since investments in foreign companies will usually involve currencies of foreign countries, and the International funds, as well as certain other Price funds, will hold funds in bank deposits in foreign custodians during the completion of investment programs, the value of the assets of the Price funds as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and these Price funds may incur costs in connection with conversions between various currencies. The Price funds will generally conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the prevailing rate in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. The Price funds will generally not enter into a forward contract with a term of greater than one year. Although foreign currency transactions will be used primarily to protect the Price funds from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted.

Lending Portfolio Securities Lend portfolio securities for the purpose of realizing additional income. The Price funds may lend securities to broker-dealers or institutional investors. Any such loan will be continuously secured by collateral at least equal to the value of the security loaned. Such lending could result in delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

Futures Contracts and Options (types of potentially high-risk derivatives) Enter into interest rate, stock index, or currency futures contracts. Certain Price funds may enter into such contracts (or options thereon), or a combination of such contracts, (1) as a hedge against changes in prevailing levels of interest rates, price movements, or currency exchange rates in the Price funds` portfolios in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by such Price funds; (2) as an efficient means of adjusting the Price funds` exposure to the markets; or (3) to adjust the duration of the Price funds` portfolios. Initial margin deposits and premiums on options used for non-hedging purposes will not equal more than 5% of each Price fund`s net asset value. Certain Price funds may also purchase and sell call and put options on securities, currencies, and financial and stock indices. The aggregate market value of each fund`s currencies or portfolio securities covering call or put options will not exceed 25% of a fund`s net assets. Futures contracts and options can be highly volatile and could result in reduction of a Price fund`s total return, and a Price fund`s attempt to use such investments for hedging purposes may not be successful.

FOR MORE INFORMATION ABOUT AN UNDERLYING PRICE FUND,
CALL 1-800-638-5660 (1-410-345-2308).

INVESTMENT RESTRICTIONS

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Fundamental policies may not be changed without the approval of the lesser of (1) 67% of the fund`s shares present at a meeting of shareholders if the holders of more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of a fund`s outstanding shares. Other restrictions in the form of operating policies are subject to change by the fund`s Board without shareholder approval. Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, the fund. Calculation of the fund`s total assets for compliance with any of the following fundamental or operating policies or any other investment restrictions set forth in the fund`s prospectus or Statement of Additional Information will not include cash collateral held in connection with securities lending activities.
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Fundamental Policies

As a matter of fundamental policy, the fund may not:

Borrowing Borrow money, except the fund may borrow from banks or other Price funds as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 30% of its total assets valued at market. The fund will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities. Interest paid on any such borrowings will reduce net investment income;

Commodities (a) Spectrum Growth and Spectrum Income Funds may not purchase or sell commodities or commodity or futures contracts;

(b)Spectrum International Fund may not purchase or sell physical commodities; except that it may enter into futures contracts and options thereon.

Loans Make loans, although the funds may purchase money market securities and enter into repurchase agreements;

Margin Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities;

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Mortgaging Mortgage, pledge, hypothecate, or, in any manner, transfer any security owned by the funds as security for indebtedness, except as may be necessary in connection with permissible borrowings, in which event such mortgaging, pledging, or hypothecating may not exceed 30% of each fund`s total assets, valued at market;
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Real Estate Purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (although each fund may purchase money market securities secured by real estate or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein);

Senior Securities Issue senior securities;

Short Sales Effect short sales of securities; or

Underwriting Underwrite securities issued by other persons, except to the extent that the fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.

Operating Policies

As a matter of operating policy, the fund may not:

Control of Portfolio Companies Invest in companies for the purpose of exercising management or control;

Illiquid Securities Purchase illiquid securities if, as a result, more than 10% of its net assets would be invested in such securities;

Oil and Gas Programs Purchase participations or other direct interests in or enter into leases with respect to oil, gas, or other mineral exploration or development programs if, as a result thereof, more than 5% of the value of the total assets of the fund would be invested in such programs;

Options Invest in options;

Futures (a) Spectrum Growth and Spectrum Income Funds may not invest in futures;

(b)Spectrum International Fund, though it has no intention at this time of investing in futures, reserves the right to do so in the future.

Forward Currency Contracts None of the funds has the intention of investing in forward currency contracts at this time. However, they all reserve the right to do so at some point in the future; or

Warrants Invest in warrants.

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There is no limit on the amount the fund may own of the total outstanding voting securities of registered investment companies which are members of the T. Rowe Price family of funds. Each fund, in accordance with the prospectus, may invest more than 5% of its assets in any one or more of the Price funds. Each fund may invest more than 10% of its assets, collectively, in registered investment companies which are members of the T. Rowe Price family of funds.
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Because of their investment objectives and policies, the funds will each concentrate more than 25% of their assets in the mutual fund industry. In accordance with the funds` investment programs set forth in the prospectus, each of the funds may invest more than 25% of its assets in certain of the underlying Price funds. However, each of the underlying Price funds in which each fund will invest (other than New Income, Short-Term Bond, High Yield, Latin America, and International Bond Funds) will not concentrate more than 25% of its total assets in any one industry. The Latin America Fund expects to make substantial investments in the telephone companies of various Latin American countries (at times more than 25% of total assets). The New Income and Short-Term Bond Funds will, under certain conditions, invest up to 50% of their assets in any one of the following industries: gas, utility, gas transmission utility, electric utility, telephone utility, and petroleum. The Short-Term Bond, International Bond, and High Yield Funds will each normally concentrate 25% or more of their assets in the securities of the banking industry when their position in issues maturing in one year or less equals 35% or more of their total assets.

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MANAGEMENT OF the fund
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The management of each fund`s business and affairs is the responsibility of the Board for Spectrum Fund. In exercising their responsibilities, the Board, among other things, will refer to the Special Servicing Agreement and policies and guidelines included in an Application for an Exemptive Order (and accompanying Notice and Order issued by the Commission). A majority of Spectrum Fund`s directors will be non-interested persons as defined in Section 2(a)(19) of the 1940 Act. However, the directors and the officers of Spectrum Fund, T. Rowe Price, and T. Rowe Price International also serve in similar positions with most of the underlying Price funds. Thus, if the interests of a fund and the underlying Price funds were ever to become divergent, it is possible that a conflict of interest could arise and affect how this latter group of persons fulfill their fiduciary duties to that fund and the underlying Price funds. The directors of Spectrum Fund believe they have structured each fund to avoid these concerns. However, conceivably, a situation could occur where proper action for Spectrum Fund or the Spectrum Growth, Spectrum Income, or Spectrum International Funds separately could be adverse to the interests of an underlying Price fund, or the reverse could occur. If such a possibility arises, the directors and officers of the affected funds and T. Rowe Price will carefully analyze the situation and take all steps they believe reasonable to minimize and, where possible, eliminate the potential conflict. Moreover, limitations on aggregate investments in the underlying Price funds and other restrictions have been adopted by Spectrum Fund to minimize this possibility, and close and continuous monitoring will be exercised to avoid, insofar as possible, these concerns.
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The officers and directors* of Spectrum Fund are listed below. Unless otherwise noted, the address of each is 100 East Pratt Street, Baltimore, Maryland 21202. Except as indicated, each has been an employee of T. Rowe Price for more than five years. The directors of the Spectrum Funds are not paid a fee for their service as directors.
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The fund is governed by a Board that meets regularly to review fund investments, performance, expenses, and other business affairs. The Board elects the fund`s officers. The Board also is responsible for performing various duties imposed on it by the 1940 Act and by the laws of Maryland or Massachusetts. The majority of Board members are independent of T. Rowe Price and T. Rowe Price International. The directors who are also employees or officers of T. Rowe Price are referred to as inside or interested directors. Each Board currently has three committees, described in the following paragraphs.
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The Committee of Independent Directors, which consists of all of the independent directors of the funds, is responsible for selecting candidates for election as independent directors to fill vacancies on each fund`s Board. F. Pierce Linaweaver is chairman of the committee. The committee will consider written recommendations from shareholders for possible nominees. Shareholders should submit their recommendations to the secretary of the funds. The committee held one formal meeting during the last fiscal year.
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The Joint Audit Committee is comprised of David K. Fagin, Hanne M. Merriman, John G. Schreiber, and Paul M. Wythes, all independent directors. The Audit Committee holds two regular meetings during each fiscal year, at which time it meets with the independent accountants of the T. Rowe Price funds to review: (1) the services provided; (2) the findings of the most recent audits; (3) management`s response to the findings of the most recent audits; (4) the scope of the audits to be performed; (5) the accountants` fees; and (6) any accounting or other questions relating to particular areas of the T. Rowe Price funds` operations or the operations of parties dealing with the T. Rowe Price funds, as circumstances indicate. The Audit Committee for the funds met two times in 2002. All members of the committee participated in the meetings.
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The fund`s Executive Committee, consisting of the fund`s interested directors, has been authorized by its respective Board to exercise all powers of the Board to manage the fund in the intervals between meetings of the Board, except the powers prohibited by statute from being delegated.
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*The term "director" is used to refer to directors or trustees, as applicable.
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Independent Directors*
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Name, Date of Birth, and Number of Portfolios in Fund Complex Overseen by Director	Term of Office(a) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships of Public Companies
Anthony W. Deering 1/28/45 105 portfolios	Since 2001	Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)	The Rouse Company and Mercantile Bank
Donald W. Dick, Jr. 1/27/43 105 portfolios	Since 1999	Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm	None
David K. Fagin 4/9/38 105 portfolios	Since 1999	Director, Golden Star Resources Ltd., Canyon Resources Corp. (5/00 to present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President, Nye Corporation	Golden Star Resources Ltd., Canyon Resources Corp., and Pacific Rim Mining Corp.
F. Pierce Linaweaver 8/22/34 105 portfolios	Since 2001	President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers	None
Hanne M. Merriman 11/16/41 105 portfolios	Since 1999	Retail Business Consultant	Ann Taylor Stores Corporation, Ameren Corp., Finlay Enterprises, Inc., The Rouse Company, and US Airways Group, Inc.
John G. Schreiber 10/21/46 105 portfolios	Since 2001	Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone Real Estate Advisors, L.P.	AMLI Residential Properties Trust, Host Marriott Corporation, and The Rouse Company, real estate developers
Hubert D. Vos 8/2/33 105 portfolios	Since 1999	Owner/President, Stonington Capital Corporation, a private investment company	None
Paul M. Wythes 6/23/33 105 portfolios	Since 1999	Founding Partner of Sutter Hill Ventures, a venture capital limited partnership, providing equity capital to young high-technology companies throughout the United States	Teltone Corporation
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*All information about the directors was current as of December 31, 2002.
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(a)Each director serves until election of a successor.
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Inside Directors*
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Name, Date of Birth, and Number of Portfolios in Fund Complex Overseen by Director	Term of Office(a)and Length of Time Served	Principal Occupation(s)During Past 5 Years	Other Directorshipsof Public Companies
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James A.C. Kennedy8/15/53 37 portfolios	Since 2001	Director and Vice President, T. Rowe Price and T. Rowe Price Group, Inc.Director	None
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Name, Date of Birth, and Number of Portfolios in Fund Complex Overseen by Director	Term of Office(a)and Length of Time Served	Principal Occupation(s)During Past 5 Years	Other Directorshipsof Public Companies
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James S. Riepe 6/25/43 105 portfolios	Since 1990	Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc. and T. Rowe Price Global Investment Services Limited Director and Chairman of the Board
None
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M. David Testa 4/22/44 105 portfolios	Since 1999	Chief Investment Officer, Director, and Vice President, T. Rowe Price; Vice Chairman of the Board, Chief Investment Officer, Director, and Vice President, T. Rowe Price Group, Inc.; Director, T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited; Chairman of the Board and Director, T. Rowe Price International, Inc.; Director and Vice President, T. Rowe Price Trust Company Director and Vice President
None
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*All information about the directors was current as of December 31, 2002.
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(a)Each director serves until election of a successor.
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Officers
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Name, Date of Birth, and Principal Occupations	Position(s) Held With Fund(s)
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Stephen W. Boesel, 12/28/44 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Executive Vice President
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Joseph A. Carrier, 12/30/60 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.	Treasurer

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John R. Ford, 11/25/57 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Chief Investment Officer, Director, and Vice President, T. Rowe Price International, Inc.	Vice President
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Gregory S. Golczewski, 1/15/66 Assistant Vice President, T. Rowe Price; Vice President, T. Rowe Price Trust Company	Assistant Vice President
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Henry H. Hopkins, 12/23/42
Director and Vice President, T. Rowe Price Group, Inc.,
T. Rowe Price Investment Services, Inc., T. Rowe Price
Services, Inc., and T. Rowe Price Trust Company; Vice
President, T. Rowe Price, T. Rowe Price International, Inc.,
and T. Rowe Price Retirement Plan Services, Inc.
Vice President
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John H. Laporte, 7/26/45 Vice President, T. Rowe Price; Director and Vice President, T. Rowe Price Group, Inc.	Vice President
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Patricia B. Lippert, 1/12/53 Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.	Secretary

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Name, Date of Birth, and Principal Occupations	Position(s) Held With Fund(s)
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George A. Murnaghan, 5/1/56 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company	Vice President
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Edmund M. Notzon III, 10/1/45 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company	President
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William T. Reynolds, 5/26/48 Director and Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Director, T. Rowe Price Global Asset Management Limited	Vice President
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Brian C. Rogers, 6/27/55 Director and Vice President, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price and T. Rowe Price Trust Company	Vice President
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David J.L. Warren, 4/14/57
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.;
Chief Executive Officer, Director, and President, T. Rowe Price
International, Inc.; Director, T. Rowe Price Global Asset
Management Limited and T. Rowe Price Global Investment
Services Limited
Vice President
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Director Compensation Table

The fund does not pay pension or retirement benefits to its officers or directors. Also, any director of the fund who is an officer or employee of T. Rowe Price or T. Rowe Price International does not receive any remuneration from the fund.

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Name of Person	Aggregate Compensation From Fund(a)	Total Compensation From Fund and Fund Complex Paid to Directors(b)
Spectrum Growth Fund
Anthony W. Deering	$1,748	$110,000
Donald W. Dick, Jr.	1,748	110,000
David K. Fagin	1,772	112,000
F. Pierce Linaweaver	1,772	113,000
Hanne M. Merriman	1,748	110,000
John G. Schreiber	1,772	112,000
Hubert D. Vos	1,748	110,000
Paul M. Wythes	1,772	112,000
Spectrum Income Fund
Anthony W. Deering	$2,059	$110,000
Donald W. Dick, Jr.	2,059	110,000
David K. Fagin	2,083	112,000
F. Pierce Linaweaver	2,083	113,000
Hanne M. Merriman	2,059	110,000
John G. Schreiber	2,083	112,000
Hubert D. Vos	2,059	110,000
Paul M. Wythes	2,083	112,000
Spectrum International Fund
Anthony W. Deering	$591	$110,000
Donald W. Dick, Jr.	591	110,000
David K. Fagin	591	112,000
F. Pierce Linaweaver	591	113,000
Hanne M. Merriman	591	110,000
John G. Schreiber	591	112,000
Hubert D. Vos	591	110,000
Paul M. Wythes	591	112,000
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Amounts in this column are based on accrued compensation for fiscal year 2002.
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Amounts in this column are based on compensation received for fiscal year 2002. The T. Rowe Price complex included 105 funds as of December 31, 2002.
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Directors` Holdings in the T. Rowe Price Funds

The following table sets forth the T. Rowe Price fund holdings of the independent and inside directors, as of December 31, 2002.

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	Deering	Dick	Fagin	Linaweaver	Merriman	Schreiber	Vos	Wythes
Aggregate Holdings,All Funds	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000
Balanced Fund	None	None	None	over $100,000	None	None	None	None
Blue Chip Growth Fund	None	$10,001-$50,000	$50,001-$100,000	None	over $100,000	None	None	None
Blue Chip Growth Fund—Advisor Class	None	None	None	None	None	None	None	None
Blue Chip Growth Fund—R Class	None	None	None	None	None	None	None	None
Blue Chip Growth Portfolio	None	None	None	None	None	None	None	None
Blue Chip Growth Portfolio—II	None	None	None	None	None	None	None	None
California Tax-Free Bond Fund	None	None	None	None	None	None	None	None
California Tax-Free Money Fund	None	None	None	None	None	None	None	None
Capital Appreciation Fund	None	over $100,000	None	None	$10,001-$50,000	None	None	None
Capital Opportunity Fund	None	None	None	None	None	None	None	None
Corporate Income Fund	None	None	None	None	None	None	None	None
Developing Technologies Fund	None	None	None	None	None	None	None	None
Diversified Small-Cap Growth Fund	None	None	None	None	None	None	None	None
Dividend Growth Fund	None	None	$10,001-$50,000	None	$10,001-$50,000	None	None	None
Emerging Europe & Mediterranean Fund	None	None	None	None	None	None	None	None
Emerging Markets Bond Fund	None	None	None	None	None	None	None	None
Emerging Markets Stock Fund	None	None	None	None	None	None	None	None
Equity Income Fund	None	$50,001-$100,000	$10,001-$50,000	None	$50,001-$100,000	None	$10,001-$50,000	None
Equity Income Fund—Advisor Class	None	None	None	None	None	None	None	None
Equity Income Fund—R Class	None	None	None	None	None	None	None	None
Equity Income Portfolio	None	None	None	None	None	None	None	None
Equity Income Portfolio—II	None	None	None	None	None	None	None	None
Equity Index 500 Fund	None	None	None	None	over $100,000	None	None	None
Equity Index 500 Portfolio	None	None	None	None	None	None	None	None
European Stock Fund	$50,001-$100,000	$10,001-$50,000	$10,001-$50,000	None	None	None	None	None
Extended Equity Market Index Fund	None	None	None	None	None	None	None	None
Financial Services Fund	None	$10,001-$50,000	None	None	None	None	None	None
Florida Intermediate Tax-Free Fund	None	None	None	None	None	None	None	None
Georgia Tax-Free Bond Fund	None	None	None	None	None	None	None	None
Global Stock Fund	None	None	None	None	None	None	None	None
Global Technology Fund	None	None	None	None	None	None	None	None
GNMA Fund	None	None	None	None	None	over $100,000	None	None
Government Reserve Investment Fund	None	None	None	None	None	None	None	None
Growth & Income Fund	None	$1-$10,000	None	None	None	over $100,000	None	$10,001-$50,000
Growth Stock Fund	None	$10,001-$50,000	None	$10,001-$50,000	None	None	None	None
Growth Stock Fund—Advisor Class	None	None	None	None	None	None	None	None
Growth Stock Fund—R Class	None	None	None	None	None	None	None	None
Health Sciences Fund	None	$10,001-$50,000	None	None	None	None	$10,001-$50,000	$1-$10,000
Health Sciences Portfolio	None	None	None	None	None	None	None	None
Health Sciences Portfolio—II	None	None	None	None	None	None	None	None
High Yield Fund	None	$10,001-$50,000	None	over $100,000	None	over $100,000	None	None
High Yield Fund—Advisor Class	None	None	None	None	None	None	None	None
Inflation Protected Bond Fund	None	None	None	None	None	None	None	None
Institutional Emerging Markets Equity Fund	None	None	None	None	None	None	None	None
Institutional Foreign Equity Fund	None	None	None	None	None	None	None	None
Institutional High Yield Fund	None	None	None	None	None	None	None	None
Institutional Large-Cap Growth Fund	None	None	None	None	None	None	None	None
Institutional Large-Cap Value Fund	None	None	None	None	None	None	None	None
Institutional Mid-Cap Equity Growth Fund	None	None	None	None	None	None	None	None
Institutional Small-Cap Stock Fund	None	None	None	None	None	None	None	None
International Bond Fund	None	$10,001-$50,000	None	None	None	None	None	None
International Bond Fund—Advisor Class	None	None	None	None	None	None	None	None
International Discovery Fund	$10,001-$50,000	$10,001-$50,000	None	over $100,000	None	None	None	over $100,000
International Equity Index Fund	None	None	None	None	None	None	None	None
International Growth & Income Fund	None	None	None	None	None	None	None	None
International Growth & Income Fund—Advisor Class	None	None	None	None	None	None	None	None
International Growth & Income Fund—R Class	None	None	None	None	None	None	None	None
International Stock Fund	over $100,000	None	over $100,000	None	None	None	None	None
International Stock Fund—Advisor Class	None	None	None	None	None	None	None	None
International Stock Fund—R Class	None	None	None	None	None	None	None	None
International Stock Portfolio	None	None	None	None	None	None	None	None
Japan Fund	None	None	None	None	None	None	None	None
Latin America Fund	None	None	None	None	None	None	None	None
Limited-Term Bond Portfolio	None	None	None	None	None	None	None	None
Maryland Short-Term Tax-Free Bond Fund	None	None	None	None	None	None	None	None
Maryland Tax-Free Bond Fund	None	None	None	None	None	None	None	None
Maryland Tax-Free Money Fund	None	None	None	None	None	None	None	None
Media & Telecommunications Fund	$10,001-$50,000	None	None	None	None	None	None	None
Mid-Cap Growth Fund	None	$10,001-$50,000	over $100,000	None	None	None	$10,001-$50,000	None
Mid-Cap Growth Fund—Advisor Class	None	None	None	None	None	None	None	None
Mid-Cap Growth Fund—R Class	None	None	None	None	None	None	None	None
Mid-Cap Growth Portfolio	None	None	None	None	None	None	None	None
Mid-Cap Growth Portfolio—II	None	None	None	None	None	None	None	None
Mid-Cap Value Fund	None	None	None	None	None	None	None	None
Mid-Cap Value Fund—Advisor Class	None	None	None	None	None	None	None	None
Mid-Cap Value Fund—R Class	None	None	None	None	None	None	None	None
New America Growth Fund	None	None	None	over $100,000	$10,001-$50,000	None	None	$10,001-$50,000
New America Growth Portfolio	None	None	None	None	None	None	None	None
New Asia Fund	None	None	$10,001-$50,000	None	None	None	None	None
New Era Fund	None	None	None	None	None	None	$10,001-$50,000	None
New Horizons Fund	over $100,000	$10,001-$50,000	$1-$10,000	over $100,000	$10,001-$50,000	None	$10,001-$50,000	$50,001-$100,000
New Income Fund	None	$50,001-$100,000	None	None	None	over $100,000	None	None
New Income Fund—Advisor Class	None	None	None	None	None	None	None	None
New Income Fund—R Class	None	None	None	None	None	None	None	None
New Jersey Tax-Free Bond Fund	None	None	None	None	None	None	None	None
New York Tax-Free Bond Fund	None	None	None	None	None	None	None	None
New York Tax-Free Money Fund	None	None	None	None	None	None	None	None
Personal Strategy Balanced Fund	None	None	None	None	None	None	None	None
Personal Strategy Balanced Portfolio	None	None	None	None	None	None	None	None
Personal Strategy Growth Fund	None	None	None	None	None	None	None	None
Personal Strategy Income Fund	None	None	None	None	None	None	None	None
Prime Reserve Fund	None	over $100,000	None	$10,001-$50,000	$50,001-$100,000	$10,001-$50,000	None	None
Prime Reserve Portfolio	None	None	None	None	None	None	None	None
Real Estate Fund	None	None	None	None	None	None	None	None
Reserve Investment Fund	None	None	None	None	None	None	None	None
Retirement 2010 Fund	None	None	None	None	None	None	None	None
Retirement 2020 Fund	None	None	None	None	None	None	None	None
Retirement 2030 Fund	None	None	None	None	None	None	None	None
Retirement 2040 Fund	None	None	None	None	None	None	None	None
Retirement Income Fund	None	None	None	None	None	None	None	None
Science & Technology Fund	None	None	None	None	$10,001-$50,000	None	$10,001-$50,000	$10,001-$50,000
Science & Technology Fund—Advisor Class	None	None	None	None	None	None	None	None
Short-Term Bond Fund	None	None	$50,001-$100,000	None	None	over $100,000	None	None
Small-Cap Stock Fund	None	$10,001-$50,000	over $100,000	None	None	None	$10,001-$50,000	None
Small-Cap Stock Fund—Advisor Class	None	None	None	None	None	None	None	None
Small-Cap Value Fund	None	$10,001-$50,000	None	None	None	None	$10,001-$50,000	$10,001-$50,000
Small-Cap Value Fund—Advisor Class	None	None	None	None	None	None	None	None
Spectrum Growth Fund	None	None	None	None	over $100,000	None	None	None
Spectrum Income Fund	None	None	None	None	None	None	None	None
Spectrum International Fund	None	None	None	None	$10,001-$50,000	None	None	None
Summit Cash Reserves Fund	None	over $100,000	over $100,000	None	None	over $100,000	None	None
Summit GNMA Fund	None	None	None	None	None	None	None	None
Summit Municipal Income Fund	None	None	None	None	None	over $100,000	None	None
Summit Municipal Intermediate Fund	None	None	None	None	None	over $100,000	None	None
Summit Municipal Money Market Fund	None	None	None	None	over $100,000	over $100,000	None	None
Tax-Efficient Balanced Fund	None	None	$50,001-$100,000	None	None	None	None	None
Tax-Efficient Growth Fund	None	None	$10,001-$50,000	None	None	None	None	None
Tax-Efficient Multi-Cap Growth Fund	None	None	None	None	None	None	None	None
Tax-Exempt Money Fund	None	None	None	None	None	over $100,000	None	None
Tax-Free High Yield Fund	None	None	None	None	None	over $100,000	None	None
Tax-Free Income Fund	None	None	None	None	None	over $100,000	None	None
Tax-Free Income Fund—Advisor Class	None	None	None	None	None	None	None	None
Tax-Free Intermediate Bond Fund	None	None	None	None	None	None	None	None
Tax-Free Short-Intermediate Fund	None	None	None	None	None	over $100,000	None	None
Total Equity Market Index Fund	None	None	None	None	None	None	None	None
U.S. Bond Index Fund	None	None	None	None	None	None	None	None
U.S. Treasury Intermediate Fund	None	over $100,000	None	None	None	over $100,000	None	None
U.S. Treasury Long-Term Fund	None	None	None	None	None	over $100,000	None	None
U.S. Treasury Money Fund	None	None	None	None	None	over $100,000	None	None
Value Fund	None	$10,001-$50,000	$50,001-$100,000	None	$50,001-$100,000	over $100,000	None	over $100,000
Value Fund—Advisor Class	None	None	None	None	None	None	None	None
Virginia Tax-Free Bond Fund	None	None	None	None	None	None	None	None

	Kennedy	Riepe	Testa
Aggregate Holdings,All Funds	over $100,000	over $100,000	over $100,000
Balanced Fund	None	over $100,000	None
Blue Chip Growth Fund	None	None	None
Blue Chip Growth Fund—Advisor Class	None	None	None
Blue Chip Growth Fund—R Class	None	None	None
Blue Chip Growth Portfolio	None	None	None
Blue Chip Growth Portfolio—II	None	None	None
California Tax-Free Bond Fund	None	None	None
California Tax-Free Money Fund	None	None	None
Capital Appreciation Fund	over $100,000	over $100,000	None
Capital Opportunity Fund	$10,001-$50,000	None	None
Corporate Income Fund	None	None	None
Developing Technologies Fund	None	None	None
Diversified Small-Cap Growth Fund	None	None	None
Dividend Growth Fund	$50,001-$100,000	None	None
Emerging Europe & Mediterranean Fund	None	None	None
Emerging Markets Bond Fund	None	None	None
Emerging Markets Stock Fund	$50,001-$100,000	$10,001-$50,000	over $100,000
Equity Income Fund	$10,001-$50,000	over $100,000	None
Equity Income Fund—Advisor Class	None	None	None
Equity Income Fund—R Class	None	None	None
Equity Income Portfolio	None	None	None
Equity Income Portfolio—II	None	None	None
Equity Index 500 Fund	None	None	None
Equity Index 500 Portfolio	None	None	None
European Stock Fund	None	None	None
Extended Equity Market Index Fund	None	None	None
Financial Services Fund	$50,001-$100,000	None	None
Florida Intermediate Tax-Free Fund	None	None	None
Georgia Tax-Free Bond Fund	None	None	None
Global Stock Fund	None	None	None
Global Technology Fund	None	None	None
GNMA Fund	None	None	None
Government Reserve Investment Fund	None	None	None
Growth & Income Fund	None	over $100,000	None
Growth Stock Fund	$50,001-$100,000	None	None
Growth Stock Fund—Advisor Class	None	None	None
Growth Stock Fund—R Class	None	None	None
Health Sciences Fund	over $100,000	None	over $100,000
Health Sciences Portfolio	None	None	None
Health Sciences Portfolio—II	None	None	None
High Yield Fund	None	over $100,000	over $100,000
High Yield Fund—Advisor Class	None	None	None
Inflation Protected Bond Fund	None	None	None
Institutional Emerging Markets Equity Fund	None	None	None
Institutional Foreign Equity Fund	None	None	None
Institutional High Yield Fund	None	None	over $100,000
Institutional Large-Cap Growth Fund	None	None	None
Institutional Large-Cap Value Fund	None	None	None
Institutional Mid-Cap Equity Growth Fund	None	None	None
Institutional Small-Cap Stock Fund	None	None	None
International Bond Fund	None	None	None
International Bond Fund—Advisor Class	None	None	None
International Discovery Fund	None	$1-$10,000	$10,001-$50,000
International Equity Index Fund	None	None	None
International Growth & Income Fund	None	None	None
International Growth & Income Fund—Advisor Class	None	None	None
International Growth & Income Fund—R Class	None	None	None
International Stock Fund	over $100,000	over $100,000	over $100,000
International Stock Fund—Advisor Class	None	None	None
International Stock Fund—R Class	None	None	None
International Stock Portfolio	None	None	None
Japan Fund	None	over $100,000	None
Latin America Fund	$50,001-$100,000	None	None
Limited-Term Bond Portfolio	None	None	None
Maryland Short-Term Tax-Free Bond Fund	None	None	None
Maryland Tax-Free Bond Fund	None	None	None
Maryland Tax-Free Money Fund	None	None	None
Media & Telecommunications Fund	over $100,000	None	None
Mid-Cap Growth Fund	over $100,000	None	over $100,000
Mid-Cap Growth Fund—Advisor Class	None	None	None
Mid-Cap Growth Fund—R Class	None	None	None
Mid-Cap Growth Portfolio	None	None	None
Mid-Cap Growth Portfolio—II	None	None	None
Mid-Cap Value Fund	over $100,000	None	over $100,000
Mid-Cap Value Fund—Advisor Class	None	None	None
Mid-Cap Value Fund—R Class	None	None	None
New America Growth Fund	$50,001-$100,000	None	None
New America Growth Portfolio	None	None	None
New Asia Fund	over $100,000	$1-$10,000	None
New Era Fund	over $100,000	None	None
New Horizons Fund	None	None	over $100,000
New Income Fund	None	None	None
New Income Fund—Advisor Class	None	None	None
New Income Fund—R Class	None	None	None
New Jersey Tax-Free Bond Fund	None	None	None
New York Tax-Free Bond Fund	None	None	None
New York Tax-Free Money Fund	None	None	None
Personal Strategy Balanced Fund	None	None	None
Personal Strategy Balanced Portfolio	None	None	None
Personal Strategy Growth Fund	None	None	None
Personal Strategy Income Fund	None	None	None
Prime Reserve Fund	over $100,000	$50,001-$100,000	$1-$10,000
Prime Reserve Portfolio	None	None	None
Real Estate Fund	None	None	$10,001-$50,000
Reserve Investment Fund	None	None	None
Retirement 2010 Fund	None	None	None
Retirement 2020 Fund	None	None	None
Retirement 2030 Fund	None	None	None
Retirement 2040 Fund	None	None	None
Retirement Income Fund	None	None	None
Science & Technology Fund	None	over $100,000	None
Science & Technology Fund—Advisor Class	None	None	None
Short-Term Bond Fund	None	over $100,000	None
Small-Cap Stock Fund	over $100,000	None	None
Small-Cap Stock Fund—Advisor Class	None	None	None
Small-Cap Value Fund	None	over $100,000	over $100,000
Small-Cap Value Fund—Advisor Class	None	None	None
Spectrum Growth Fund	None	None	None
Spectrum Income Fund	None	None	None
Spectrum International Fund	None	None	None
Summit Cash Reserves Fund	over $100,000	over $100,000	over $100,000
Summit GNMA Fund	None	None	None
Summit Municipal Income Fund	None	None	None
Summit Municipal Intermediate Fund	None	None	over $100,000
Summit Municipal Money Market Fund	over $100,000	over $100,000	None
Tax-Efficient Balanced Fund	None	None	None
Tax-Efficient Growth Fund	None	None	None
Tax-Efficient Multi-Cap Growth Fund	None	None	None
Tax-Exempt Money Fund	over $100,000	None	None
Tax-Free High Yield Fund	None	None	None
Tax-Free Income Fund	None	None	$10,001-$50,000
Tax-Free Income Fund—Advisor Class	None	None	None
Tax-Free Intermediate Bond Fund	None	None	None
Tax-Free Short-Intermediate Fund	None	over $100,000	None
Total Equity Market Index Fund	None	over $100,000	None
U.S. Bond Index Fund	None	None	None
U.S. Treasury Intermediate Fund	None	None	None
U.S. Treasury Long-Term Fund	None	None	None
U.S. Treasury Money Fund	None	None	None
Value Fund	over $100,000	over $100,000	over $100,000
Value Fund—Advisor Class	None	None	None
Virginia Tax-Free Bond Fund	None	None	None

PRINCIPAL HOLDERS OF SECURITIES

As of March 31, 2003, the officers and directors of the fund, as a group, owned less than 1% of the outstanding shares of the fund.

As of March 31, 2003, the following shareholders of record owned more than 5% of the outstanding shares of the fund:

Spectrum Growth (23.68%) and Spectrum Income (28.10%)* Funds: T. Rowe Price Trust Co. Inc., Attn.: TRPS Inst. Control Dept., P.O. Box 17215, Baltimore, Maryland 21297-1215.

Spectrum Income Fund (14.87%): Manulife Financial USA, Attn.: Laura Ross SRS Acctg., 250 Bloor Street East, 7E Floor, Toronto, Ontario, Canada M4W1E5.

Spectrum International Fund (8.88%): T. Rowe Price Associates Foundation, Inc., 100 East Pratt Street, Baltimore, Maryland 21202-1009.

*T. Rowe Price Trust Company is a wholly owned subsidiary of T. Rowe Price Associates, Inc., a wholly owned subsidiary of T. Rowe Price Group, Inc., each a Maryland corporation. T. Rowe Price Trust Company owns 28.10% of the outstanding shares of the fund. T. Rowe Price Trust Company is not the beneficial owner of these shares. Such shares are held of record by T. Rowe Price Trust Company and are voted by various retirement plans and retirement participants.

INVESTMENT MANAGEMENT SERVICES

The business of Spectrum Fund will be conducted by its officers, directors, and investment manager in accordance with policies and guidelines set up by Spectrum Fund`s directors which were included in the Exemptive Order issued by the SEC (Investment Company Act Release No. IC-21425, October 18, 1995).

Each fund will operate at a zero expense ratio. To accomplish this, the payment of each fund`s operational expenses is subject to a Special Servicing Agreement described below as well as certain undertakings made by T. Rowe Price, under its Investment Management Agreement with Spectrum Growth and Spectrum Income Funds and T. Rowe Price International under its Investment Management Agreement with Spectrum International Fund. Fund expenses include: shareholder servicing fees and expenses; custodian and accounting fees and expenses; legal and auditing fees; expenses of preparing and printing prospectuses and shareholder reports; registration fees and expenses; proxy and annual meeting expenses, if any; and directors` fees and expenses.

Special Servicing Agreements One Special Servicing Agreement is between and among the Spectrum Fund on behalf of Spectrum Growth and Spectrum Income Funds, the underlying funds, and T. Rowe Price. A second Special Servicing Agreement is between and among Spectrum Fund, on behalf of Spectrum International Fund, the underlying funds, T. Rowe Price International, and T. Rowe Price.

The Special Servicing Agreements provide that if the Board of any underlying Price fund determines that such underlying fund`s share of the aggregate expenses of the Spectrum or Retirement Funds, respectively, is less than the estimated savings to the underlying Price fund from the operation of the Spectrum or Retirement Funds, respectively, the underlying Price fund will bear those expenses in proportion to the average daily value of its shares owned by the Spectrum or Retirement Funds, respectively, provided further that no underlying Price fund will bear such expenses in excess of the estimated savings to it. Such savings are expected to result primarily from the elimination of numerous separate shareholder accounts which are or would have been invested directly in the underlying Price funds and the resulting reduction in shareholder servicing costs. Although such cost savings are not certain, the estimated savings to the underlying Price funds generated by the operation of the Spectrum or Retirement Funds, respectively, are expected to be sufficient to offset most, if not all, of the expenses incurred by the Spectrum or Retirement Funds, respectively.

Each Special Servicing Agreement also gives authority to Spectrum Fund to utilize the Price name so long as (1) the Special Servicing Agreement is in effect, and (2) the assets of the funds are invested pursuant to each fund`s objectives and policies in shares of the various underlying Price funds (except for such cash or cash items as the directors may determine to maintain from time to time to meet current expenses and redemptions). The Special Servicing Agreements provide that the funds will utilize assets deposited with the custodian of each fund from the sale of each fund`s shares to promptly purchase shares of the specified underlying Price funds, and will undertake redemption or exchange of such shares of the underlying Price funds in the manner provided by the objectives and policies of each fund.

Under the Investment Management Agreements with the funds, and the Special Servicing Agreement, T. Rowe Price, with respect to Spectrum Growth and Spectrum Income, and T. Rowe Price International, with respect to Spectrum International, have agreed to bear any expenses of Spectrum Fund which exceed the estimated savings to each of the underlying Price funds. Of course, shareholders of Spectrum Fund will still indirectly bear their fair and proportionate share of the cost of operating the underlying Price funds in which the Spectrum Fund invests because Spectrum Fund, as a shareholder of the underlying Price funds, will bear its proportionate share of any fees and expenses paid by the underlying Price funds. Spectrum Fund, as a shareholder of the selected underlying Price funds, will benefit only from cost-sharing reductions in proportion to its interest in such underlying Price funds.

Services

Under the Investment Management Agreement, T. Rowe Price or T. Rowe Price International provides the fund .with discretionary investment services. Specifically, T. Rowe Price and T. Rowe Price International are .responsible for supervising and directing the investments of the fund in accordance with the fund`s investment .objectives, program, and restrictions as provided in its prospectus and this Statement of Additional Information. .T. Rowe Price and T. Rowe Price International are also responsible for effecting all security transactions on .behalf of the fund, including the negotiation of commissions and the allocation of principal business and .portfolio brokerage..However, it should be understood that the fund will invest its assets almost exclusively in the shares of the underlying Price funds and such investments will be made without the payment of any commission or other sales charges.

In addition to these services, T. Rowe Price and T. Rowe Price International provide the fund with certain corporate administrative services, including: maintaining the fund`s corporate existence and corporate records; registering and qualifying fund shares under federal laws; monitoring the financial, accounting, and administrative functions of the fund; maintaining liaison with the agents employed by the fund such as the fund`s custodian and transfer agent; assisting the fund in the coordination of such agent`s activities; and permitting T. Rowe Price`s and T. Rowe Price International`s employees to serve as officers, directors, and committee members of the fund without cost to the fund.

T. Rowe Price and T. Rowe Price International have agreed not to be paid a management fee for performing their services. However, T. Rowe Price and T. Rowe Price International will receive management fees from managing the underlying Price funds in which Spectrum Fund invests.

Each fund`s Investment Management Agreement also provides that T. Rowe Price or T. Rowe Price International, its directors, officers, employees, and certain other persons performing specific functions for the fund will be liable to the fund only for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

Approval of Investment Management Agreements

The Investment Management Agreements of the funds are reviewed each year by the funds` Boards to determine whether the agreements should be renewed for a one-year period or not. Renewal of the agreements requires the majority vote of the Board, including a majority of the independent directors. Each fund Board consists of a majority of independent directors.

In approving the continuation of the Investment Management Agreements for each fund for the current year, the Board reviewed reports prepared by T. Rowe Price or T. Rowe Price International, materials provided by fund counsel and counsel to the independent directors, as well as other information. The Board considered the nature and quality of the investment management services provided to the fund by T. Rowe Price or T. Rowe Price International under the Investment Management Agreements and the personnel who provide these services, including the historical performance of the fund compared to its benchmark index and its peer group of similar investment companies. In addition, the Board considered other services provided to the fund by T. Rowe Price or T. Rowe Price International and its affiliates, such as administrative services, shareholder services, fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the fund`s operation.

The Board considered the fact that the fund pays no fees to T. Rowe Price or T. Rowe Price International for investment management services. Based on the information reviewed and the discussions, the Board concluded that it was satisfied with the nature and quality of the services provided by T. Rowe Price or T. Rowe Price International to the fund. The independent directors of the fund were assisted by independent legal counsel in their deliberations.

Portfolio Turnover

The portfolio turnover rates for each fund for the last three years were as follows:
Fund	2002	2001	2000
Spectrum Growth	3.9%	6.1%	11.6%
Spectrum Income	14.1	22.7	19.3
Spectrum International	94.4	30.6	42.5

Control of Investment Adviser

T. Rowe Price Group, Inc. ("Group") owns 100% of the stock of T. Rowe Price Associates, Inc., which in turn owns 100% of T. Rowe Price International, Inc. Group was formed in 2000 as a holding company for the T. Rowe Price-affiliated companies.

DISTRIBUTOR FOR THE FUND

Investment Services, a Maryland corporation formed in 1980 as a wholly owned subsidiary of T. Rowe Price, serves as the fund`s distributor for all T. Rowe Price mutual funds on a continuous basis. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

Investment Services is located at the same address as the fund and T. Rowe Price—100 East Pratt Street, Baltimore, Maryland 21202.

Investment Services serves as distributor to the fund, pursuant to an Underwriting Agreement ("Underwriting Agreement"), which provides that the fund will pay all fees and expenses in connection with: necessary state filings; preparing, setting in type, printing, and mailing of prospectuses and reports to shareholders; and issuing shares, including expenses of confirming purchase orders.

The Underwriting Agreement also provides that Investment Services will pay all fees and expenses in connection with: printing and distributing prospectuses and reports for use in offering and selling fund shares; preparing, setting in type, printing, and mailing all sales literature and advertising; Investment Services` federal and state registrations as a broker-dealer; and offering and selling shares for each fund, except for those fees and expenses specifically assumed by the fund. Investment Services` expenses are paid by T. Rowe Price.

Investment Services acts as the agent of the fund, in connection with the sale of fund shares in the various states in which Investment Services is qualified as a broker-dealer. Under the Underwriting Agreement, Investment Services accepts orders for fund shares at net asset value. No sales charges are paid by investors or the fund. No compensation is paid to Investment Services.

CUSTODIAN

The underlying funds of the Spectrum International Fund have entered into a Custodian Agreement with JPMorgan Chase Bank, London, pursuant to which portfolio securities which are purchased outside the United States are maintained in the custody of various foreign branches of JPMorgan Chase Bank and such other custodians, including foreign banks and foreign securities depositories as are approved in accordance with regulations under the 1940 Act. The address for JPMorgan Chase Bank, London is Woolgate House, Coleman Street, London, EC2P 2HD, England.

State Street Bank and Trust Company, under an agreement with Spectrum Fund, on behalf of the Spectrum Growth, Spectrum Income, and Spectrum International Funds, is the custodian for the fund`s U.S. securities and cash, but it does not participate in the funds` investment decisions. The bank maintains shares of the Spectrum Funds in the book entry system of such funds` transfer agent, T. Rowe Price Services. The domestic underlying funds` portfolio securities purchased in the U.S. are maintained in the custody of the bank and may be entered into the Federal Reserve Book Entry System, or the security depository system of the Depository Trust Corporation. State Street Bank`s main office is at 225 Franklin Street, Boston, Massachusetts 02110.

CODE OF ETHICS

The fund, its investment adviser (T. Rowe Price), and its principal underwriter (T. Rowe Price Investment ;Services) have a written Code of Ethics which requires persons with access to investment information ("Access ;Persons") to obtain prior clearance before engaging in personal securities transactions. In addition, all Access ;Persons must report their personal securities transactions within 10 days. Access Persons will not be permitted ;to effect transactions in a security if: there are pending client orders in the security; the security has been ;purchased or sold by a client within seven calendar days; the security is being considered for purchase for a ;client;;or the security is subject to internal trading restrictions. In addition, Access Persons are prohibited from profiting from short-term trading (e.g., purchases and sales involving the same security within 60 days). Any person becoming an Access Person must file a statement of personal securities holdings within 10 days of this date. All Access Persons are required to file an annual statement with respect to their personal securities holdings. Any material violation of the Code of Ethics is reported to the Board of the fund. The Board also reviews the administration of the Code of Ethics on an annual basis.

PRICING OF SECURITIES

The underlying Price funds held by each fund are valued at their closing net asset value per share on the day of valuation. Assets for which the valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board. For the Spectrum International Fund, portfolio securities of the underlying funds may be listed on foreign exchanges that can open on days when the underlying funds do not compute their prices. As a result, the underlying funds` and the Spectrum International Fund`s net asset values may be significantly affected by trading on days when shareholders cannot make transactions.

The Japan Fund, one of the underlying Price funds in which the Spectrum International Fund can invest, is not open on certain days when the Spectrum International Fund is open. On such days, securities of the Japan Fund held by the Spectrum International Fund are valued in accordance with procedures adopted by the Board. These procedures call for the Spectrum International Fund to direct that the NAV for the Japan Fund be calculated in the same manner and using the same system of procedures and controls as are used in the normal daily calculation of the Japan Fund`s NAV, except that securities are valued at the most recent yen-denominated closing prices in the Japanese market (which may be one or more days previous to the valuation date of the Spectrum International Fund).

NET ASSET VALUE PER SHARE

The purchase and redemption price of the fund`s shares is equal to the fund`s net asset value per share or share price. The fund determines its net asset value per share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. The net asset value per share of the fund is normally calculated as of the close of trading on the New York Stock Exchange ("NYSE") every day the NYSE is open for trading. The NYSE is closed on the following days: New Year`s Day, Dr. Martin Luther King, Jr. Holiday, Presidents` Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Determination of net asset value (and the offering, sale, redemption, and repurchase of shares) for the fund may ,be suspended at times (a) during which the NYSE is closed, other than customary weekend and holiday ,closings,,(b) during which trading on the NYSE is restricted, (c) during which an emergency exists as a result of which disposal by the fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the fund fairly to determine the value of its net assets, or (d) during which a governmental body having jurisdiction over the fund may by order permit such a suspension for the protection of the fund`s shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c), or (d) exist.

DIVIDENDS AND DISTRIBUTIONS

Unless you elect otherwise, capital gain distributions, if any, will be reinvested on the reinvestment date using the NAV per share of that date. The reinvestment date normally precedes the payment date by one day, although the exact timing is subject to change.

TAX STATUS

The fund intends to qualify as a "regulated investment company" under Subchapter M of the Code.

A portion of the dividends paid by the Spectrum Growth and Spectrum Income Funds may be eligible for the dividends-received deduction applicable to corporate shareholders. The dividends of the Spectrum International Fund will not be eligible for this deduction, if, as expected, none of the fund`s income consists of dividends paid by U.S. corporations. Long-term capital gain distributions paid from the fund are never eligible for the dividend-received deduction. For tax purposes, it does not make any difference whether dividends and capital gain distributions are paid in cash or in additional shares. Each fund must declare dividends by December 31 of each year equal to at least 98% of ordinary income (as of December 31) and capital gains (as of October 31) in order to avoid a federal excise tax and distribute within 12 months 100% of ordinary income and capital gains as of its tax year-end to avoid a federal income tax.

Distributions by the underlying funds, redemptions of shares in the underlying funds, and changes in asset allocations may result in taxable ordinary income or capital gains. In addition, the Spectrum Funds will generally not be able to currently offset gains realized by one underlying fund in which the Spectrum Fund invests against losses realized by another underlying fund. These factors could affect the amount, timing, and character of distributions to shareholders.

At the time of your purchase, the fund`s net asset value may reflect undistributed income (Spectrum Growth and Spectrum International Funds), capital gains, or net unrealized appreciation of securities held by the fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable as either dividend or capital gain distributions. For federal income tax purposes, the fund is permitted to carry forward its net realized capital losses, if any, for eight years and realize net capital gains up to the amount of such losses without being required to pay taxes on, or distribute, such gains.

If, in any taxable year, the fund should not qualify as a regulated investment company under the Code: (1) the .fund would be taxed at normal corporate rates on the entire amount of its taxable income, if any, without a .deduction for dividends or other distributions to shareholders; and (2) the fund`s distributions, to the extent .

made out of the fund`s current or accumulated earnings and profits, would be taxable to shareholders as .ordinary dividends (regardless of whether they would otherwise have been considered capital gain dividends),. and, for Spectrum Growth and Spectrum Income Funds, may qualify for the 70% deduction for dividends received by corporations. However, for the Spectrum International Fund, the dividends will not be eligible for the 70% deduction for dividends received by corporations, if, as expected, none of the fund`s income consists of dividends paid by U.S. corporations.

Taxation of Foreign Shareholders

The Code provides that dividends from net income will be subject to U.S. tax. For shareholders who are not engaged in a business in the U.S., this tax would be imposed at the rate of 30% upon the gross amount of the dividends in the absence of a Tax Treaty providing for a reduced rate or exemption from U.S. taxation. Distributions of net long-term capital gains realized by the fund are not subject to tax unless the foreign shareholder is engaged in a business in the U.S. and the gains are connected with that business, or the shareholder is a nonresident alien individual who was physically present in the U.S. during the tax year for more than 182 days.

YIELD INFORMATION

Spectrum Income Fund

An income factor is calculated for each security in the portfolio based upon the security`s market value at the beginning of the period and yield as determined in conformity with regulations of the SEC. The income factors are then totaled for all securities in the portfolio. Next, expenses of the fund for the period, net of expected reimbursements, are deducted from the income to arrive at net income, which is then converted to a per share amount by dividing net income by the average number of shares outstanding during the period. The net income per share is divided by the net asset value on the last day of the period to produce a monthly yield, which is then annualized. If applicable, a taxable-equivalent yield is calculated by dividing this yield by one minus the effective federal, state, and/or city or local income tax rates. Quoted yield factors are for comparison purposes only and are not intended to indicate future performance or forecast the dividend per share of the fund.

The yield of the fund calculated under the above-described method for the month ended December 31, 2002, was 4.76%.

INVESTMENT PERFORMANCE

Total Return Performance

The fund`s calculation of total return performance includes the reinvestment of all capital gain distributions and income dividends for the period or periods indicated, without regard to tax consequences to a shareholder in the fund. Total return is calculated as the percentage change between the beginning value of a static account in the fund and the ending value of that account measured by the then current net asset value, including all shares acquired through reinvestment of income and capital gain dividends. The results shown are historical and should not be considered indicative of the future performance of the fund. Each average annual compound rate of return is derived from the cumulative performance of the fund over the time period specified. The annual compound rate of return for the fund over any period of time will vary from the average.

Cumulative Performance Percentage Change Periods Ended 12/31/02
Fund	1 Yr.	5 Yrs.	10 Yrs.	Since Inception	Inception Date
Spectrum Growth	-19.83%	1.87%	129.80%	187.76%	06/29/90
Spectrum Income	6.86	28.27	103.80	169.93	06/29/90
Spectrum International	-16.61	-10.56	—	-8.40	12/31/96

Average Annual Compound Rates of Return Periods Ended 12/31/02
Fund	1 Yr.	5 Yrs.	10 Yrs.	Since Inception	Inception Date
Spectrum Growth	-19.83%	0.37%	8.68%	8.82%	06/29/90
Spectrum Income	6.86	5.10	7.38	8.26	06/29/90
Spectrum International	-16.61	-2.21	—	-1.45	12/31/96

Outside Sources of Information

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From time to time, in reports and promotional literature: (1) the fund`s total return performance, ranking, or any other measure of the fund`s performance may be compared to any one or combination of the following: (a) a broad-based index, (b) other groups of mutual funds, including T. Rowe Price funds, tracked by independent research firms, ranking entities, or financial publications, (c) indices of securities comparable to those in which the fund invests; (2) the consumer price index (or any other measure for inflation), or government statistics, such as GNP, may be used to illustrate investment attributes of the fund or the general economic, business, investment, or financial environment in which the fund operates; (3) various financial, economic, and market statistics developed by brokers, dealers, and other persons may be used to illustrate aspects of the fund`s performance; (4) the effect of tax-deferred compounding on the fund`s investment returns, or on returns in general in both qualified and nonqualified retirement plans or any other tax-advantaged product, may be illustrated by graphs, charts, etc.; (5) the sectors or industries in which the fund invests may be compared to relevant indices or surveys in order to evaluate the fund`s historical performance or current or potential value with respect to the particular industry or sector; and (6) the fund may disclose the performance of other funds or accounts managed by T. Rowe Price in a manner similar to the fund.
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Other Publications

From time to time, in newsletters and other publications issued by Investment Services, T. Rowe Price mutual fund portfolio managers may discuss economic, financial, and political developments in the U.S. and abroad and how these conditions have affected or may affect securities prices or the fund; individual securities within the fund`s portfolio; and their philosophy regarding the selection of individual stocks, including why specific stocks have been added, removed, or excluded from the fund`s portfolio.

Other Features and Benefits

The fund is a member of the T. Rowe Price family of funds and may help investors achieve various long-term investment goals, which include, but are not limited to, investing money for retirement, saving for a down payment on a home, or paying college costs. To explain how the fund could be used to assist investors in planning for these goals and to illustrate basic principles of investing, various worksheets and guides prepared by T. Rowe Price and/or Investment Services may be made available.

Redemptions in Kind

The fund has filed a notice of election under Rule 18f-1 of the 1940 Act. This permits the fund to effect redemptions in kind and in cash as set forth in its prospectus.

In the unlikely event a shareholder were to receive an in-kind redemption of portfolio securities of the fund, it would be the responsibility of the shareholder to dispose of the securities. The shareholder would be at risk that the value of the securities would decline prior to their sale, that it would be difficult to sell the securities, and that brokerage fees could be incurred.

Issuance of Fund Shares for Securities

Transactions involving issuance of fund shares for securities or assets other than cash will be limited to (1) bona fide reorganizations; (2) statutory mergers; or (3) other acquisitions of portfolio securities that: (a) meet the investment objective and policies of the fund; (b) are acquired for investment and not for resale except in accordance with applicable law; (c) have a value that is readily ascertainable via listing on or trading in a recognized United States or international exchange or market; and (d) are not illiquid.

CAPITAL STOCK

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The Articles of Incorporation of Spectrum Fund currently establish three series (i.e., the Spectrum Growth, the Spectrum Income, and the Spectrum International Funds), each of which represents a separate class of the Corporation`s shares and has different objectives and investment policies. The Articles of Incorporation also provide that the Board may issue additional series of shares. Each share of each fund represents an equal proportionate share in that fund with each other share and is entitled to such dividends and distributions of income belonging to that fund as are declared by the Directors. In the event of the liquidation of a fund, each share is entitled to a pro-rata share of the net assets of that fund.
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The fund`s Charter authorizes the Board to classify and reclassify any and all shares which are then unissued, including unissued shares of capital stock into any number of classes or series; each class or series consisting of such number of shares and having such designations, such powers, preferences, rights, qualifications, limitations, and restrictions as shall be determined by the Board subject to the 1940 Act and other applicable law. The shares of any such additional classes or series might therefore differ from the shares of the present class and series of capital stock and from each other as to preferences, conversions, or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, subject to applicable law, and might thus be superior or inferior to the capital stock or to other classes or series in various characteristics. The Board may increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that the fund has authorized to issue without shareholder approval.
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Except to the extent that the fund`s Board might provide that holders of shares of a particular class are entitled to vote as a class on specified matters presented for a vote of the holders of all shares entitled to vote on such matters, there would be no right of class vote unless and to the extent that such a right might be construed to exist under Maryland law. The Directors have provided that as to any matter with respect to which a separate vote of any class is required by the 1940 Act such requirement as to a separate vote by that class shall apply in lieu of any voting requirements established by the Maryland General Corporation Law. Otherwise, holders of each class of capital stock are not entitled to vote as a class on any matter. Accordingly, the preferences, rights, and other characteristics attaching to any class of shares might be altered or eliminated, or the class might be combined with another class or classes, by action approved by the vote of the holders of a majority of all the shares of all classes entitled to be voted on the proposal, without any additional right to vote as a class by the holders of the capital stock or of another affected class or classes.
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Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of or removal of directors (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. There will normally be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders, at which time the directors then in office will call a shareholders` meeting for the election of directors. Except as set forth above, the directors shall continue to hold office and may appoint successor directors. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of directors can, if they choose to do so, elect all the directors of the fund, in which event the holders of the remaining shares will be unable to elect any person as a director. As set forth in the By-Laws of the Corporation, a special meeting of shareholders of the Corporation shall be called by the Secretary of the Corporation on the written request of shareholders entitled to cast (a) in the case of a meeting for the purpose of
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removing a director, at least ten (10) percent and (b) in the case of a meeting for any other purpose, at least 25 percent, in each case of all the votes entitled to be cast at such meeting, provided that any such request shall state the purpose or purposes of the meeting and the matters proposed to be acted on. Shareholders requesting such a meeting must pay to the Corporation the reasonably estimated costs of preparing and mailing the notice of the meeting. The Corporation, however, will otherwise assist the shareholders seeking to hold the special meeting in communicating to the other shareholders of the Corporation to the extent required by Section 16(c) of the 1940 Act.
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federal registration of shares

The fund`s shares are registered for sale under the 1933 Act. Registration of the fund`s shares is not required under any state law, but the fund is required to make certain filings with and pay fees to the states in order to sell its shares in the states.

legal counsel

Shearman & Sterling, whose address is 599 Lexington Avenue, New York, New York 10022, is legal counsel to the fund.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 250 West Pratt Street, 21st Floor, Baltimore, Maryland 21201, are the independent accountants to the fund.

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The financial statements of the fund listed below for the periods ended December 31, 2002, and the report of independent accountants are included in the fund`s Annual Report for the periods ended December 31, 2002. A copy of the Annual Report accompanies this Statement of Additional Information. The following financial statements and the report of independent accountants appearing in the Annual Report for the periods ended December 31, 2002, are incorporated into this Statement of Additional Information by reference (references are to page numbers in the reports):
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ANNUAL REPORT REFERENCES:
	Spectrum Growth	Spectrum Income	spectrum international
Financial Highlights, December 31, 2002	12	13	14
Statement of Net Assets, December 31, 2002	15	16	17
Statement of Operations, year ended December 31, 2002	18	18	18
Statement of Changes in Net Assets, years endedDecember 31, 2002, and December 31, 2001	19	20	21
Notes to Financial Statements, December 31, 2002	22-25	22-25	22-25
Report of Independent Accountants	26	26	26
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PART C

OTHER INFORMATION

Item 23. Exhibits

(a)(1)Amended Articles of Incorporation of Registrant, dated July 24, 1987, as amended October 16, 1987 (electronically filed with Amendment No. 11 dated April 14, 1994)

(a)(2)Articles of Amendment of Registrant, dated July 1, 1991 (electronically filed with Amendment No. 11 dated April 14, 1994)

(a)(3)Articles Supplementary of Registrant, dated July 7, 1993 (electronically filed with Amendment No. 11 dated April 14, 1994)

(a)(4)Articles Supplementary of Registrant, dated November 12, 1996 (electronically filed with Amendment No. 14 dated November 15, 1996)

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(b)By-Laws of Registrant, as amended July 21, 1999 and February 5, 2003
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(c)Specimen Stock Certificate (filed with Amendment No. 5)

(d)(1)Investment Management Agreement between the Registrant on behalf of the Spectrum Income Fund and T. Rowe Price Associates, Inc., dated July 1, 1991 (electronically filed with Amendment No. 11 dated April 14, 1994)

(d)(2)Investment Management Agreement between the Registrant on behalf of the Spectrum Growth Fund and T. Rowe Price Associates, Inc., dated July 1, 1991 (electronically filed with Amendment No. 11 dated April 14, 1994)

(d)(3)Investment Management Agreement between the Registrant on behalf of the Spectrum International Fund and Rowe Price-Fleming International, Inc., dated November 12, 1996 (electronically filed with Amendment No. 14 dated November 15, 1996)

(e)Underwriting Agreement between the Registrant and T. Rowe Price Investment Services, Inc., dated June 12, 1990 (electronically filed with Amendment No. 11 dated April 14, 1994)

(f)Inapplicable

(g)Custody Agreements

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(g)(1)Custodian Agreement between T. Rowe Price Funds and State Street Bank and Trust Company, dated January 28, 1998, as amended November 4, 1998, April 21, 1999, February 9, 2000, April 19, 2000, July 18, 2000, October 25, 2000, February 7, 2001, June 7, 2001, July 24, 2001, April 24, 2002, July 24, 2002, and September 4, 2002
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(h)Other Agreements

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(h)(1)Transfer Agency and Service Agreement between T. Rowe Price Services, Inc. and T. Rowe Price Funds, dated January 1, 2003
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(h)(2)Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Funds for Fund Accounting Services, dated January 1, 2003
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(h)(3)Agreement between T. Rowe Price Retirement Plan Services, Inc. and the T. Rowe Price Funds, dated January 1, 2003
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(h)(4)Special Servicing Agreement between T. Rowe Price Funds, T. Rowe Price Services, Inc., and Registrant, dated January 1, 2002 (electronically filed with Amendment No. 21 dated April 25, 2002)
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(h)(5)Special Servicing Agreement between T. Rowe Price Funds, T. Rowe Price International, Inc., T. Rowe Price Associates, Inc., and Registrant, dated January 1, 2002 (electronically filed with Amendment No. 21 dated April 25, 2002)
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(i)Inapplicable

(j)Other Opinions

(j)(1)Consent of Independent Accountants

(j)(2)Opinion of Counsel

(j)(3)Power of Attorney

(j)(4)Certificate of Vice President pursuant to Rule 306 of Regulation S-T

(k)Inapplicable

(l)Inapplicable

(m)Inapplicable

(n)Inapplicable

(p)Code of Ethics, dated April 1, 2002

Item 24. Persons Controlled by or Under Common Control With Registrant

None

Item 25. Indemnification

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The Registrant maintains comprehensive Errors and Omissions and Officers and Directors insurance policies written by ICI Mutual. These policies provide coverage for T. Rowe Price Associates, Inc. ("Manager"), and its subsidiaries and affiliates as listed in Item 26 of this Registration Statement (with the exception of the T. Rowe Price Associates Foundation, Inc.), and all other investment companies in the T. Rowe Price family of mutual funds. In addition to the corporate insureds, the policies also cover the officers, directors, and employees of the Manager, its subsidiaries, and affiliates. The premium is allocated among the named corporate insureds in accordance with the provisions of Rule 17d1(d)(7) under the Investment Company Act of 1940.
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General. The Charter of the Corporation provides that to the fullest extent permitted by Maryland or federal law, no director or officer of the Corporation shall be personally liable to the Corporation or the holders of Shares for money damages and each director and officer shall be indemnified by the Corporation; provided, however, that nothing therein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation of the holders of Shares to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Article X, Section 10.01 of the Registrant's By-Laws provides as follows:

Section 10.01.Indemnification and Payment of Expenses in Advance: The Corporation shall indemnify any individual ("Indemnitee") who is a present or former director, officer, employee, or agent of the Corporation, or who is or has been serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, who, by reason of his position was, is, or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereinafter collectively referred to as a "Proceeding") against any judgments, penalties, fines, settlements, and reasonable expenses (including attorneys' fees) incurred by such Indemnitee in connection with any Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law. The Corporation shall pay any reasonable expenses so incurred by such Indemnitee in defending a Proceeding in advance of the final disposition thereof to the fullest extent that such advance payment may be lawful under Maryland law. Subject to any applicable limitations and requirements set forth in the Corporation's Articles of Incorporation and in these By-Laws, any payment of indemnification or advance of expenses shall be made in accordance with the procedures set forth in Maryland law.

Notwithstanding the foregoing, nothing herein shall protect or purport to protect any Indemnitee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office ("Disabling Conduct").

Anything in this Article X to the contrary notwithstanding, no indemnification shall be made by the Corporation to any Indemnitee unless:

(a)there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the Indemnitee was not liable by reason of Disabling Conduct; or

(b)in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, which determination shall be made by:

(i)the vote of a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

(ii)an independent legal counsel in a written opinion.

Anything in this Article X to the contrary notwithstanding, any advance of expenses by the Corporation to any Indemnitee shall be made only upon the undertaking by such Indemnitee to repay the advance unless it is ultimately determined that such Indemnitee is entitled to indemnification as above provided, and only if one of the following conditions is met:

(a)the Indemnitee provides a security for his undertaking; or

(b)the Corporation shall be insured against losses arising by reason of any lawful advances; or

(c)there is a determination, based on a review of readily available facts, that there is reason to believe that the Indemnitee will ultimately be found entitled to indemnification, which determination shall be made by:

(i)a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

(ii)an independent legal counsel in a written opinion.

Section 10.02. Insurance of Officers, Directors, Employees, and Agents. To the fullest extent permitted by applicable Maryland law and by Section 17(h) of the Investment Company Act of 1940, as from time to time amended, the Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the Corporation, or who is or was serving at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in or arising out of his position, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Spectrum Income and Spectrum Growth Funds

Item 26. Business and Other Connections of Investment Manager

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T. Rowe Price Group, Inc. ("Group") owns 100% of the stock of T. Rowe Price Associates, Inc. Group was formed in 2000 as a holding company for the T. Rowe Price affiliated companies.
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T. Rowe Price Associates, Inc. ("Price Associates"), a Maryland corporation organized in 1947, serves as investment adviser to individual and institutional investors, including investment companies. Price Associates is registered as an investment adviser under the Investment Advisers Act of 1940.
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T. Rowe Price Savings Bank ("Savings Bank"), a wholly owned subsidiary of T. Rowe Price Associates, Inc., commenced operations in 2000. The Savings Bank is a federally chartered savings bank, and provides federally insured bank products to a national customer base.

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T. Rowe Price International, Inc., a Maryland corporation, is a wholly owned subsidiary of T. Rowe Price Finance, Inc. T. Rowe Price International, Inc. ("T. Rowe Price International") was incorporated in Maryland in 1979 and provides investment counsel service with respect to foreign securities for institutional investors in the United States. In addition to managing private counsel client accounts, T. Rowe Price International also sponsors and serves as adviser and subadviser to U.S. and foreign registered investment companies which invest in foreign securities, and provides investment advice to the T. Rowe Price Trust Company, trustee of the International Common Trust Fund.
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T. Rowe Price Global Investment Services Limited ("Global Investment Services") is a British corporation, organized in 2000, and a wholly owned subsidiary of T. Rowe Price Group, Inc. Global Investment Services is also regulated by the English Financial Services Authority and provides investment management, sales, and client servicing to non-U.S. institutional and retail investors.
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T. Rowe Price Global Asset Management Limited ("Global Asset Management"), a British corporation, is an SEC registered investment adviser under the Investment Advisers Act of 1940. Global Asset Management is also regulated by the English Financial Services Authority and provides investment management services to Japanese investment trusts and other accounts for institutional investors in Japan pursuant to one or more delegation agreements entered into between Daiwa SB Investments, Ltd. and Global Asset Management or other advisory agreements. Global Asset Management is a wholly owned subsidiary of T. Rowe Price Group, Inc.
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T. Rowe Price Investment Services, Inc. ("Investment Services"), a wholly owned subsidiary of T. Rowe Price Associates, Inc., was incorporated in Maryland in 1980 for the specific purpose of acting as principal underwriter and distributor for the registered investment companies which T. Rowe Price Associates, Inc. sponsors and serves as investment adviser (the "Price Funds"). Investment Services also serves as distributor for any proprietary variable annuity products. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. In 1984, Investment Services expanded its activities to include a brokerage service.

TRP Distribution, Inc., a wholly owned subsidiary of Investment Services, was incorporated in Maryland in 1991. It was organized for, and engages in, the sale of certain investment related products prepared by Investment Services and T. Rowe Price Retirement Plan Services.

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T. Rowe Price Associates Foundation, Inc. (the "Foundation") was incorporated in 1981 (and is not a subsidiary of T. Rowe Price Associates, Inc.). The Foundation`s overall objective is to improve the quality of life in the community at large by making charitable contributions to nonprofit organizations benefiting education, arts and culture, civic and community, and human services interests. In addition to grant making, the Foundation also has a very generous matching gift program whereby contributions and volunteer service its employees give to qualifying organizations of their choice are matched according to established guidelines.
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T. Rowe Price Services, Inc. ("Price Services"), a wholly owned subsidiary of T. Rowe Price Associates, Inc., was incorporated in Maryland in 1982 and is registered as a transfer agent under the Securities Exchange Act of 1934. Price Services provides transfer agent, dividend disbursing, and certain other services, including shareholder services, to the Price Funds.

T. Rowe Price Retirement Plan Services, Inc. ("RPS"), a wholly owned subsidiary of T. Rowe Price Associates, Inc., was incorporated in Maryland in 1991 and is registered as a transfer agent under the Securities Exchange Act of 1934. RPS provides administrative, recordkeeping, and subaccounting services to administrators of employee benefit plans.

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T. Rowe Price Trust Company ("Trust Company"), a wholly owned subsidiary of T. Rowe Price Associates, Inc., is a Marylandchartered limited-service trust company, organized in 1983 for the purpose of providing fiduciary services. The Trust Company serves as trustee and/or custodian of certain qualified and non qualified employee benefit plans, individual retirement accounts, and common trust funds.
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T. Rowe Price Investment Technologies, Inc. was incorporated in Maryland in 1996. A wholly owned subsidiary of T. Rowe Price Associates, Inc., it owns the technology rights, hardware, and software of T. Rowe Price Associates, Inc. and affiliated companies and provides technology services to them.

TRPH Corporation, a wholly owned subsidiary of T. Rowe Price Associates, Inc., was organized in 1997 to acquire an interest in a UK-based corporate finance advisory firm.

T. Rowe Price Threshold Fund Associates, Inc., a wholly owned subsidiary of T. Rowe Price Associates, Inc., was incorporated in Maryland in 1994 and serves as the general partner of T. Rowe Price Threshold Fund III, L.P., a Delaware limited partnership.

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T. Rowe Price Threshold Fund III, L.P., a Delaware limited partnership, was organized in 1994 by T. Rowe Price Associates, Inc. and invests in private financings of small companies with high growth potential; T. Rowe Price Threshold Fund Associates, Inc. is the General Partner of the partnership.
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T. Rowe Price Stable Asset Management, Inc. ("Stable Asset Management") was incorporated in Maryland in 1988 as a wholly owned subsidiary of T. Rowe Price Associates, Inc. Stable Asset Management is registered as an investment adviser under the Investment Advisers Act of 1940, and specializes in the management of investment portfolios which seek stable investment returns through the use of guaranteed investment contracts, bank investment contracts, structured investment contracts issued by insurance companies and banks, as well as fixed-income securities.
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T. Rowe Price Recovery Fund Associates, Inc., a Maryland corporation, is a wholly owned subsidiary of T. Rowe Price Associates, Inc. organized in 1988 for the purpose of serving as General Partner of T. Rowe Price Recovery Fund, L.P., a Delaware limited partnership which invests in financially distressed companies.

T. Rowe Price Recovery Fund II Associates, L.L.C., is a Maryland limited liability company (with T. Rowe Price Associates, Inc. and T. Rowe Price Trust Company as its members) organized in 1996 to serve as General Partner of T. Rowe Price Recovery Fund II, L.P., a Delaware limited partnership which also invests in financially distressed companies.

T. Rowe Price (Canada), Inc. ("TRP Canada") is a Maryland corporation organized in 1988 as a wholly owned subsidiary of T. Rowe Price Associates, Inc. This entity is registered as an investment adviser under the Investment Advisers Act of 1940 as well as with the Ontario Securities Commission to provide advisory services to individual and institutional clients residing in Canada.

T. Rowe Price Insurance Agency, Inc., is a wholly owned subsidiary of T. Rowe Price Group, Inc., organized in Maryland in 1994 and licensed to do business in several states to act primarily as a distributor of proprietary variable annuity products.

Since 1983, T. Rowe Price Associates, Inc. has organized several distinct Maryland limited partnerships, which are informally called the Pratt Street Ventures partnerships, for the purpose of acquiring interests in growth-oriented businesses.

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TRP Suburban, Inc., is a Maryland corporation organized in 1990 as a wholly owned subsidiary of T. Rowe Price Associates, Inc. It entered into agreements with McDonogh School and CMANE-McDonogh-Rowe Limited Partnership to construct an office building in Owings Mills, Maryland, which currently houses T. Rowe Price Associates' Investment technology personnel.
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TRP Suburban Second, Inc., a wholly owned Maryland subsidiary of T. Rowe Price Associates, Inc., was incorporated in 1995 to primarily engage in the development and ownership of real property located in Owings Mills, Maryland. The corporate campus houses transfer agent, plan administrative services, retirement plan services, and operations support functions.
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TRP Suburban Third, Inc., a wholly owned Maryland subsidiary of T. Rowe Price Associates, Inc., was incorporated in 1999 to primarily engage in the development and ownership of real property located in Colorado Springs, Colorado.

TRP Finance, Inc., a wholly owned subsidiary of T. Rowe Price Associates, Inc., is a Delaware corporation organized in 1990 to manage certain passive corporate investments and other intangible assets.

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T. Rowe Price Advisory Services, Inc., ("Advisory Services"), a wholly owned subsidiary of T. Rowe Price Group, Inc., was incorporated in Maryland in 2000. Advisory Services is registered as an investment adviser under the Investment Advisers Act of 1940, and provides investment advisory services to individuals, including shareholders of the Price Funds.
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Listed below are the directors and executive officers of T. Rowe Price Group, Inc. who have other substantial businesses, professions, vocations, or employment aside from their association with T. Rowe Price Associates, Inc.:
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Directors of T. Rowe Price Group, Inc.

D. WILLIAM J. GARRETT, Director of T. Rowe Price Group, Inc. Mr. Garrett was the Group Chief Executive of Robert Fleming Holdings Limited from 1997 until 2000 when the company was acquired by the Chase Manhattan Corporation. He also served as a director of Rowe Price-Fleming International, Inc. (now T. Rowe Price International) from 1981 until 2000. Mr. Garrett`s address is 13 Stanley Crescent, London W11 2NA, England.

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JAMES H. GILLIAM, JR., Director of T. Rowe Price Group, Inc. Mr. Gilliam is an attorney, private investor and consultant; counsel to Knickerbocker LLC, a private investment company; and director or trustee at several institutions. Mr. Gilliam`s address is: Brandywine Plaza West, Suite 303, 1521 Concord Pike, Wilmington, Delaware 19803.
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DONALD B. HEBB, JR., Director of T. Rowe Price Group, Inc. Mr. Hebb is the managing general partner of ABS Capital Partners. Mr. Hebb`s address is 400 E. Pratt Street, Suite 910, Baltimore, Maryland 21202.
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RICHARD L. MENSCHEL, Director of T. Rowe Price Group, Inc. Mr. Menschel is a senior partner of The Goldman Sachs Group, L.P., an investment banking firm. Mr. Menschel's address is: 85 Broad Street, 2nd Floor, New York, New York 10004.
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ANNE MARIE WHITTEMORE, Director of T. Rowe Price Group, Inc. Mrs. Whittemore is a partner of the law firm of McGuireWoods, L.L.P. and a Director of Owens & Minor, Inc. and Albemarle Corporation. Mrs. Whittemore's address is: One James Center, Richmond, Virginia 23219.
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All of the following directors of T. Rowe Price Group, Inc. are employees of T. Rowe Price Associates, Inc.

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EDWARD C. BERNARD, Director and Vice President of T. Rowe Price Group, Inc. and T. Rowe Price Associates, Inc.; Director and President of T. Rowe Price Insurance Agency, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Advisory Services, Inc.; Director of T. Rowe Price Services, Inc.; Vice President of TRP Distribution, Inc.; Chairman of the Board and Director of T. Rowe Price Savings Bank.
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HENRY H. HOPKINS, Director and Vice President of T. Rowe Price Group, Inc.; Director of T. Rowe Price Insurance Agency, Inc.; Director and Vice President of T. Rowe Price (Canada), Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Recovery Fund Associates, Inc., T. Rowe Price Services, Inc., T. Rowe Price Threshold Fund Associates, Inc., T. Rowe Price Trust Company, TRP Distribution, Inc., and TRPH Corporation; Vice President of T. Rowe Price Associates, Inc., T. Rowe Price International, Inc.,
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T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Stable Asset Management, Inc., and T. Rowe Price Strategic Partners Associates, Inc.; Vice President of T. Rowe Price Recovery Fund II Associates, L.L.C.
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JAMES A.C. KENNEDY, Director and Vice President of T. Rowe Price Group, Inc., T. Rowe Price Associates, Inc., and T. Rowe Price Threshold Fund Associates, Inc.; President and Director of T. Rowe Price Strategic Partners Associates, Inc.
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JOHN H. LAPORTE, JR., Director and Vice President of T. Rowe Price Group, Inc.; Vice President of T. Rowe Price Associates, Inc.
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WILLIAM T. REYNOLDS, Director and Vice President of T. Rowe Price Group, Inc. and T. Rowe Price Associates, Inc.; Chairman of the Board and Director of T. Rowe Price Stable Asset Management, Inc.; Director of TRP Finance, Inc. and T. Rowe Price Global Asset Management Limited; Director and President of T. Rowe Price Recovery Fund Associates, Inc.; President of T. Rowe Price Recovery Fund II Associates, L.L.C.
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JAMES S. RIEPE, Vice-Chairman of the Board, Director, and Vice President of T. Rowe Price Group, Inc.; Director and Vice President of T. Rowe Price Associates, Inc. and T. Rowe Price Stable Asset Management, Inc.; Chairman of the Board, Director, President, and Trust Officer of T. Rowe Price Trust Company; Chairman of the Board and Director of T. Rowe Price (Canada), Inc., T. Rowe Price Global Asset Management Limited, T. Rowe Price Investment Services, Inc., T. Rowe Price Investment Technologies, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Director of T. Rowe Price International, Inc., T. Rowe Price Global Investment Services Limited, T. Rowe Price Insurance Agency, Inc., TRPH Corporation, and T. Rowe Price Advisory Services, Inc.; and Director and President of TRP Distribution, Inc., TRP Suburban, Inc., TRP Suburban Second, Inc., and TRP Suburban Third, Inc.

GEORGE A. ROCHE, Chairman of the Board, Director, and President of T. Rowe Price Group, Inc.; Director and President of T. Rowe Price Associates, Inc.; Chairman of the Board and Director of TRP Finance, Inc.; Director of T. Rowe Price International, Inc., and T. Rowe Price Retirement Plan Services, Inc.; Director and Vice President of T. Rowe Price Threshold Fund Associates, Inc., TRP Suburban, Inc., TRP Suburban Second, Inc., and TRP Suburban Third, Inc.

BRIAN C. ROGERS, Director and Vice President of T. Rowe Price Group, Inc.; Vice President of T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price Trust Company.

M. DAVID TESTA, Vice Chairman of the Board, Chief Investment Officer, Director, and Vice President of T. Rowe Price Group, Inc.; Chief Investment Officer, Director, and Vice President of T. Rowe Price Associates, Inc.; Chairman of the Board and Director, T. Rowe Price International, Inc.; Director, T. Rowe Price Global Investment Services Limited, TRPH Corporation, and T. Rowe Price Global Asset Management Limited; Director and President of T. Rowe Price (Canada), Inc.; Director and Vice President of T. Rowe Price Trust Company.


Additional Executive Officers

CRISTINA WASIAK, Chief Financial Officer and Vice President of T. Rowe Price Group, Inc. and T. Rowe Price Associates, Inc.; Director, TRP Finance, Inc.

Certain directors and officers of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc. are also officers and/or directors of one or more of the Price Funds and/or one or more of the affiliated entities listed herein.

See also "Management of the Funds," in Registrant's Statement of Additional Information.

Spectrum International Fund

Item 26. Business and Other Connections of Investment Manager

T. Rowe Price International, Inc., a Maryland corporation, is a wholly owned subsidiary of TRP Finance, Inc. ("T. Rowe Price International") was incorporated in Maryland in 1979 and provides investment counsel service with respect to foreign securities for institutional investors in the United States. In addition to managing private counsel client accounts, T. Rowe Price International also sponsors registered investment companies which invest in foreign securities, serves as general partner of T. Rowe Price International Partners, Limited Partnership, and provides investment advice to the T. Rowe Price Trust Company, trustee of the International Common Trust Fund.

T. Rowe Price Global Investment Services Limited is a British corporation, organized in 2000, and a wholly owned subsidiary of T. Rowe Price Group Inc. Global Investment Services provides investment management, sales, and client servicing to institutional and retail investors, primarily to non-United States investors.

T. Rowe Price Global Asset Management Limited ("Global Asset Management"), a British corporation, is an SEC registered investment adviser under the Investment Advisers Act of 1940. Global Asset Management is also regulated by the English Financial Services Authority and provides investment management services to Japanese investment trusts and other accounts for institutional

investors in Japan pursuant to one or more delegation agreements entered into between Daiwa SB Investments, Ltd. and Global Asset Management or other advisory agreements. Global Asset Management is a wholly owned subsidiary of T. Rowe Price Group, Inc.

M. DAVID TESTA, Chairman of the Board and Director of T. Rowe Price International, Inc.; Director, T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited; Vice Chairman of the Board, Chief Investment Officer; Director and Vice President, T. Rowe Price Group, Inc. and T. Rowe Price Trust Company; Chief Investment Officer, Director, and Vice President, T. Rowe Price Associates, Inc.

JOHN R. FORD, Chief Investment Officer, Director, and Vice President, T. Rowe Price International, Inc.; Vice President, T. Rowe Price Associates, Inc. and T. Rowe Price Group, Inc.

JAMES S. RIEPE, Director, T. Rowe Price International, Inc. and T. Rowe Price Global Investment Services Limited; Director and Vice President, T. Rowe Price Associates, Inc.; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Retirement Plan Services, Inc.; Chairman of the Board, Director, President and Trust Officer, T. Rowe Price Trust Company.

GEORGE A. ROCHE, Director, T. Rowe Price International, Inc.; Chairman of the Board, Director, and President, T. Rowe Price Group, Inc.; Director and President, T. Rowe Price Associates, Inc.

DAVID J.L. WARREN, Chief Executive Officer, Director, and President, T. Rowe Price International, Inc.; Vice President, T. Rowe Price Associates, Inc. and T. Rowe Price Group, Inc.; Director, T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited.

With the exception of Chiho Amano, Carol A. Bambrough, Toby Baker, Jose Costa Buck, Russell Burdett, Dawn A. Day, Trevor Paul Denton, Vanessa Dekker, Janet Duff, Jeremy Ellis, Jeremy M. Fisher, M. Campbell Gunn, Pascal Hautcoeur, J. Amanda Maskell, Tara L. Moore, Kay E. Murray, Sally Patterson, S. Leigh Robertson, John Carl A. Sherman, Michael E. Simcock, Neil Smith, Miki Takeyama, Connie Tse, Kurt A. Umbarger, and Susan A. Woodstock, all officers of T. Rowe Price International are officers and/or employees of Price Associates and may also be officers and/or directors of one or more subsidiaries of Price Associates and/or one or more of the registered investment companies for which Price Associates or T. Rowe Price International serves as investment adviser.

See also "Management of the Funds," in the Registrant's Statement of Additional Information.

Item 27. Principal Underwriters

(a)The principal underwriter for the Registrant is Investment Services. Investment Services acts as the principal underwriter for the T. Rowe Price family of mutual funds, including the following investment companies: T. Rowe Price Growth Stock Fund, Inc., T. Rowe Price New Horizons Fund, Inc., T. Rowe Price New Era Fund, Inc., T. Rowe Price New Income Fund, Inc., T. Rowe Price Prime Reserve Fund, Inc., T. Rowe Price Tax-Free Income Fund, Inc., T. Rowe Price Tax-Exempt Money Fund, Inc., T. Rowe Price International Funds, Inc., T. Rowe Price Growth & Income Fund, Inc., T. Rowe Price Tax-Free Short-Intermediate Fund, Inc., T. Rowe Price Short-Term Bond Fund, Inc., T. Rowe Price High Yield Fund, Inc., T. Rowe Price Tax-Free High Yield Fund, Inc., T. Rowe Price New America Growth Fund, T. Rowe Price Equity Income Fund, T. Rowe Price GNMA Fund, T. Rowe Price Capital Appreciation Fund, T. Rowe Price California TaxFree Income Trust, T. Rowe Price State Tax-Free Income Trust, T. Rowe Price Science & Technology Fund, Inc., T. Rowe Price Small-Cap Value Fund, Inc., T. Rowe Price Institutional International Funds, Inc., T. Rowe Price U.S. Treasury Funds, Inc., T. Rowe Price Index Trust, Inc., T. Rowe Price Spectrum Fund, Inc., T. Rowe Price Balanced Fund, Inc., T. Rowe Price MidCap Growth Fund, Inc., T. Rowe Price SmallCap Stock Fund, Inc., T. Rowe Price TaxFree Intermediate Bond Fund, Inc., T. Rowe Price Dividend Growth Fund, Inc., T. Rowe Price Blue Chip Growth Fund, Inc., T. Rowe Price Summit Funds, Inc., T. Rowe Price Summit Municipal Funds, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Personal Strategy Funds, Inc., T. Rowe Price Value Fund, Inc., T. Rowe Price Capital Opportunity Fund, Inc., T. Rowe Price Corporate Income Fund, Inc., T. Rowe Price Health Sciences Fund, Inc., T. Rowe Price MidCap Value Fund, Inc., T. Rowe Price Institutional Equity Funds, Inc., T. Rowe Price Financial Services Fund, Inc., T. Rowe Price Diversified SmallCap Growth Fund, Inc., T. Rowe Price TaxEfficient Funds, Inc., T. Rowe Price Reserve Investment Funds, Inc., T. Rowe Price Media & Telecommunications Fund, Inc., T. Rowe Price Real Estate Fund, Inc., T. Rowe Price Developing Technologies Fund, Inc., T. Rowe Price Global Technology Fund, Inc., T. Rowe Price U.S. Bond Index Fund, Inc., T. Rowe Price International Index Fund, Inc., T. Rowe

Price Institutional Income Funds, Inc., T. Rowe Price Retirement Funds, Inc., and T. Rowe Price Inflation Protected Bond Fund, Inc.

Investment Services is a wholly owned subsidiary of T. Rowe Price Associates, Inc., is registered as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. Investment Services has been formed for the limited purpose of distributing the shares of the Price Funds and will not engage in the general securities business. Investment Services will not receive any commissions or other compensation for acting as principal underwriter.

(b)The address of each of the directors and officers of Investment Services listed below is 100 East Pratt Street, Baltimore, Maryland 21202.
Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
James S. Riepe	Chairman of the Board and Director	Chairman of the Board
Edward C. Bernard	President and Director	None
Henry H. Hopkins	Vice President and Director	Vice President
Wayne D. O`Melia	Vice President and Director	None
Charles E. Vieth	Vice President and Director	None
Patricia M. Archer	Vice President	None
Steven J. Banks	Vice President	None
John T. Bielski	Vice President	None
John H. Boyd	Vice President	None
Renee Q. Boyd	Vice President	None
Darrell N. Braman	Vice President	None
Ronae M. Brock	Vice President	None
Meredith C. Callanan	Vice President	None
John H. Cammack	Vice President	None
Susan R. Camp	Vice President	None
Ann R. Campbell	Vice President	None
Christine M. Carolan	Vice President	None
Joseph A. Carrier	Vice President	None
Laura H. Chasney	Vice President	None
Renee M. Christoff	Vice President	None
Jerome A. Clark	Vice President	None
Joseph A. Crumbling	Vice President	None
Christine S. Fahlund	Vice President	None
Laurie L. Fierro	Vice President	None
Forrest R. Foss	Vice President	None
Thomas A. Gannon	Vice President	None
John R. Gilner	Vice President	None
John Halaby	Vice President	None
Douglas E. Harrison	Vice President	None
David J. Healy	Vice President	None
Joanne M. Healy	Vice President	None
Joseph P. Healy	Vice President	None
Walter J. Helmlinger	Vice President	None
Duane E. Higdon	Vice President	None
Christopher A. Jarmush	Vice President	None
Salvador G. LaBella	Vice President	None
Steven A. Larson	Vice President	None
Cynthia W. LaRue	Vice President	None
Gayle A. Lomax	Vice President	None
Gayatri Malik	Vice President	None
Sarah McCafferty	Vice President	None
Mark J. Mitchell	Vice President	None
Nancy M. Morris	Vice President	None
George A. Murnaghan	Vice President	None
Steven E. Norwitz	Vice President	None
Edmund M. Notzon III	Vice President	None
Barbara A. O'Connor	Vice President	None
David Oestreicher	Vice President	None
Regina M. Pizzonia	Vice President	None
Kathleen G. Polk	Vice President	None
Peter Preisler	Vice President	None
Pamela D. Preston	Vice President	None
Kylelane Purcell	Vice President	None
Suzanne J. Ricklin	Vice President	None
George D. Riedel	Vice President	None
John R. Rockwell	Vice President	None
Christopher J. Rohan	Vice President	None
Kenneth J. Rutherford	Vice President	None
Alexander Savich	Vice President	None
Kristin E. Seeberger	Vice President	None
John W. Seufert	Vice President	None
Donna B. Singer	Vice President	None
Carole H. Smith	Vice President	None
Scott Such	Vice President	None
Jerome Tuccille	Vice President	None
Walter L. Wdowiak	Vice President	None
Barbara A. O`Connor	Treasurer	None
Barbara A. Van Horn	Secretary	None
Kimberly B. Andersen	Assistant Vice President	None
Shane Baldino	Assistant Vice President	None
Richard J. Barna	Assistant Vice President	None
Catherine L. Berkenkemper	Assistant Vice President	None
Elizabeth A. Cairns	Assistant Vice President	None
Sheila P. Callahan	Assistant Vice President	None
Patricia M. Cannon	Assistant Vice President	None
Jodi Ann Casson	Assistant Vice President	None
Renee L. Chapman	Assistant Vice President	None
Linsley G. Craig	Assistant Vice President	None
Jon Derek Dry	Assistant Vice President	None
Dominick J. Dunnigan	Assistant Vice President	None
Cheryl L. Emory	Assistant Vice President	None
Bruce S. Fulton	Assistant Vice President	None
John A. Galateria	Assistant Vice President	None
Karen L. Glooch	Assistant Vice President	None
Jason L. Gounaris	Assistant Vice President	None
David A.J. Groves	Assistant Vice President	None
Kristen L. Heerema	Assistant Vice President	None
David A. Hueser	Assistant Vice President	None
Shawn M. Isaacson	Assistant Vice President	None
Suzanne M. Knoll	Assistant Vice President	None
Patricia B. Lippert	Assistant Vice President	Secretary
Lois Lynch	Assistant Vice President	None
Karen M. Magness	Assistant Vice President	None
Amy L. Marker	Assistant Vice President	None
C. Lillian Matthews	Assistant Vice President	None
Janice D. McCrory	Assistant Vice President	None
Jennifer H. McDonnell	Assistant Vice President	None
John T. McGuigan	Assistant Vice President	None
Daniel M. Middelton	Assistant Vice President	None
Laurie K. Mitchell	Assistant Vice President	None
Thomas R. Morelli	Assistant Vice President	None
Clark P. Neel	Assistant Vice President	None
Danielle Nicholson Smith	Assistant Vice President	None
JeanneMarie B. Patella	Assistant Vice President	None
Jean E. Ramos-Izquierdo	Assistant Vice President	None
Seamus A. Ray	Assistant Vice President	None
Shawn D. Reagan	Assistant Vice President	None
Jennifer L. Richardson	Assistant Vice President	None
Kristin M. Rodriguez	Assistant Vice President	None
Ramon D. Rodriguez	Assistant Vice President	None
Deborah D. Seidel	Assistant Vice President	None
Kevin C. Shea	Assistant Vice President	None
Thomas L. Siedell	Assistant Vice President	None
John A. Stranovsky	Assistant Vice President	None
Robyn S. Thompson	Assistant Vice President	None
Judith B. Ward	Assistant Vice President	None
William R. Weker, Jr.	Assistant Vice President	None
Natalie C. Widdowson	Assistant Vice President	None
Mary G. Williams	Assistant Vice President	None
Linda C. Wright	Assistant Vice President	None
Timothy R. Yee	Assistant Vice President	None

(c)Not applicable. Investment Services will not receive any compensation with respect to its activities as underwriter for the Price Funds.

Item 28. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by the Registrant under Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained by the Registrant at its offices at 100 East Pratt Street, Baltimore, Maryland 21202. Transfer, dividend disbursing, and shareholder service activities are performed by T. Rowe Price Services, Inc., at 4515 Painters Mill Road, Owings Mills, Maryland 21117. Custodian activities for the Registrant are performed at State Street Bank and Trust Company's Service Center (State Street South), 1776 Heritage Drive, Quincy, Massachusetts 02171.

Item 29. Management Services

Registrant is not a party to any managementrelated service contract, other than as set forth in the Prospectus or Statement of Additional Information.

Item 30. Undertakings

(a)Not applicable

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore, State of Maryland, this April 29, 2003.

T. Rowe Price Spectrum Fund, Inc.

/s/James S. Riepe

By:James S. Riepe

Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SignatureTitleDate

/s/James S. RiepeChairman of the BoardApril 29, 2003

James S. Riepe(Chief Executive Officer)


/s/Joseph A. CarrierTreasurer (ChiefApril 29, 2003

Joseph A. CarrierFinancial Officer)

*DirectorApril 29, 2003

Anthony W. Deering

*

Donald W. Dick, Jr.DirectorApril 29, 2003

*DirectorApril 29, 2003

David K. Fagin

/s/James A.C. KennedyDirectorApril 29, 2003

James A.C. Kennedy

*DirectorApril 29, 2003

F. Pierce Linaweaver

*DirectorApril 29, 2003

Hanne M. Merriman

*DirectorApril 29, 2003

John G. Schreiber

/s/M. David TestaDirector andApril 29, 2003

M. David TestaVice President

*DirectorApril 29, 2003

Hubert D. Vos

*DirectorApril 29, 2003

Paul M. Wythes

*/s/Henry H. HopkinsVice President andApril 29, 2003

Henry H. HopkinsAttorneyInFact